UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61791-0001

(Address of principal executive offices) (Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg
K&L Gates LLP
Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2013

Date of reporting period: 06/30/2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available 8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2013, for the State Farm Variable Product Trust (“the Trust”). We encourage your review and consideration of this entire report.

Market Review

During the 6-month period ended June 30, 2013, the U.S. equity markets achieved positive total returns, while major international equity markets posted mixed results and major fixed income indices experienced negative single-digit total returns, due primarily to higher interest rates.

In the U.S., equity markets generated positive total returns for the 6-month period ended June 30, 2013. Throughout the period, equity markets were influenced by many positive factors including: generally subdued inflation, improving corporate earnings, and modest positive growth in Gross Domestic Product (GDP). In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2013. However, the market environment was not without its challenges. During February and March, several international equity markets turned negative and became increasingly volatile as unresolved concerns about sovereign debt issues in several European countries as well as a banking crisis in the small island nation of Cyprus weighed on investor sentiment. Despite these challenges, the S&P 500® Index reached an all-time high in March and rose to another high during May before posting a –1.34% decline for the month of June.

Overall, large cap stocks (as represented by the S&P 500® Index1), mid-cap stocks (as represented by the Russell Midcap® Index2)
and small cap stocks (as represented by the Russell 2000® Index3)
posted positive total returns of 13.82%, 15.45% and 15.86%,
respectively, for the 6-month period ended June 30, 2013.

International equities markets, as represented by the MSCI EAFE
Free® Index and the MSCI All Country World Index (ACWI)
ex-U.S.Index, posted total returns of 4.10% and –0.04%,
respectively, in U.S. dollar terms for the 6-month period ended
June 30, 2013. Within the MSCI EAFE Free Index, developed
markets like Japan and Switzerland were among the strongest
performing markets, rising 16.55% and 10.92%, respectively,

Major Market Indices	Year-to-Date Total Return As of 6/30/2013
S&P 500 Index	13.82%
Russell MidCap Index	15.45%
Russell 2000 Index	15.86%
MSCI EAFE Free Index	4.10%
MSCI All Country World Index ex-U.S. Index	–0.04%
MSCI Emerging Markets Index	–9.57%
Barclays Government/Credit Intermediate Index	–1.45%
in U.S. dollar terms. Meanwhile, Italy and Austria were among the weakest performing countries in the Index for the 6-month period, declining –9.04% and –7.58%, respectively, in U.S. dollar terms. Stock market performance in emerging market countries was negative during the 6-month period with the MSCI Emerging Markets Index posting a total return of –9.57% in U.S. dollar terms.[4]

1

Source: Standard and Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

2

Source: Bloomberg. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

3

Source: Bloomberg. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2013, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

Meanwhile, prices of Treasury bonds declined, especially during the months of May and June, as concerns rose that the Federal Reserve might start tapering the amount of future asset-purchases in its program known as “quantitative easing.” During this two month period from May 1, 2013, to June 30, 2013, the yield on 10-year U.S. Treasuries rose 0.82%. However, over the entire 6-months, the yield on 10-year U.S. Treasuries rose 0.74% from 1.78% on January 1, 2013, to 2.52% on June 30, 2013. Short-term yields remained low, with 3-month U.S. Treasury yields declining 1 basis point from 0.05% on January 1, 2013 to 0.04% on June 30, 2013.5 Among major fixed income indices, the Barclays Government/Credit Intermediate Index posted a total return of –1.45% over the 6-month period ended June 30, 2013, as bond price declines, due primarily to higher interest rates, more than offset bond coupon income.6

With the 6-month negative returns for the bond-oriented indices, it is important to remember the risk that is present when investing, even in bond funds. Investing involves risk, including a potential for loss.

More information about how bond-oriented funds may respond to rising interest rates can be found on statefarm.com®

at: statefarm.com/_pdf/UnderstandingBondsAndBondFunds.pdf.

Look for a detailed discussion of factors that impacted the performance of the Variable Product underlying Funds during the time frame of January 1, 2013, through December 31, 2013, in the State Farm Variable Product Trust Annual Report.

While changes in the markets, either positive or negative, are part of investing, State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk.7

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.8

On behalf of the entire State Farm Variable Products team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

5	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

6	The Barclays U.S. Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

7	Investing involves risk, including potential for loss.

8	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total investments as of June 30, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[2]
Large Cap Equity Fund
Actual	1,000.00	1,146.34	0.70%	3.73
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

Small/Mid Cap Equity Fund
Actual	1,000.00	1,151.00	0.90%	4.80
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

International Equity Fund
Actual	1,000.00	1,017.42	1.00%	5.00
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

Large Cap Equity Index Fund
Actual	1,000.00	1,136.88	0.29%	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29%	1.45

Small Cap Equity Index Fund
Actual	1,000.00	1,155.76	0.49%	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49%	2.46

International Equity Index Fund
Actual	1,000.00	1,031.20	0.67%	3.37
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.67%	3.36

Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,072.37	0.41%	2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.76	0.41%	2.06

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Period January 1, 2013 to June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[2]
Bond Fund
Actual	1,000.00	975.64	0.58%	2.84
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58%	2.91

Money Market Fund
Actual	1,000.00	1,000.00	0.10%	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10%	0.50

1	This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account, you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

2	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half period).

3	Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/ 40% throughout the year.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 14, 2013, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of the Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund.

The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 14, 2013 meeting, independent legal counsel to the Independent Trustees sent BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 14th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust also reviewed contract review materials at meetings held on March 15, 2013 and May 29, 2013, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes including returns for the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund and the Small/Mid Cap Equity Fund, including as compared to applicable benchmarks. SFIMC management explained to the Board that the relative performance of these Funds lagged during the five-year time period ending March 31, 2013, but had shown signs of improvement in the three-year time period ending March 31, 2013. SFIMC explained to the Board that the underperformance of these Funds over the five-year time frame may have resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy generally not followed by these Funds. The Board considered that the International Equity Fund had outperformed its Morningstar Category Average composite over the three-year period. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund. The performance of the Bond Fund lagged the Morningstar Category Average composite over the 3-year time frame. SFIMC explained that this underperformance may have resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. After extensive discussion of this and other performance information, including the Fund’s outperforming its benchmark for the five-year time frame, the Board concluded that the investment performance of the Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of those Funds was competitive with each Fund’s benchmarks. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. Because SFIMC’s investment advisory fees charged to the Funds within Variable Product Trust currently do not include breakpoints and because SFIMC management currently does not anticipate a significant increase in the amount of assets of any Fund, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets, existing State Farm variable insurance policyholders’ making additional or new contributions into those policies and/or State Farm beginning to market new variable insurance policies that utilize the Funds as underlying investment options.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2014, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2014.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.39%)
Consumer Discretionary (16.11%)
Advance Auto Parts Inc.	7,065	$573,466
Amazon.com Inc. (a)	800	222,152
Chipotle Mexican Grill Inc. (a)	500	182,175
Comcast Corp. Class A	17,400	728,712
Delphi Automotive PLC	6,700	339,623
Dollar Tree Inc. (a)	2,600	132,184
Ford Motor Co.	17,900	276,913
GAP Inc., The	5,900	246,207
H&R Block Inc.	6,800	188,700
Hanesbrands Inc.	4,500	231,390
Home Depot Inc., The	4,300	333,121
McDonald’s Corp.	2,600	257,400
PetSmart Inc.	1,500	100,485
Polaris Industries Inc.	7,400	703,000
PVH Corp.	1,800	225,090
Ross Stores Inc.	3,000	194,430
Sally Beauty Holdings Inc. (a)	8,200	255,020
Starbucks Corp.	3,700	242,313
Target Corp.	6,800	468,248
Time Warner Inc.	4,400	254,408
TJX Companies Inc.	6,000	300,360
Tractor Supply Co.	1,600	188,176
Ulta Salon, Cosmetics & Fragrance Inc. (a)	2,400	240,384
Viacom Inc. Class B	7,400	503,570
Walt Disney Co., The	3,900	246,285

		7,633,812

Consumer Staples (12.29%)
Brown-Forman Corp. Class B	4,200	283,710
Church & Dwight Co. Inc.	4,000	246,840
Coca-Cola Co., The	6,000	240,660
Colgate-Palmolive Co.	11,800	676,022
Costco Wholesale Corp.	2,500	276,425
CVS Caremark Corp.	8,800	503,184
General Mills Inc.	12,400	601,772
Herbalife Ltd.	3,000	135,420
Hershey Co., The	2,800	249,984
Kimberly-Clark Corp.	2,900	281,706
Kroger Co., The	6,500	224,510
McCormick & Company Inc.	6,300	443,268
Monster Beverage Corp. (a)	3,500	212,695
PepsiCo Inc.	5,800	474,382
Procter & Gamble Co., The	2,800	215,572
Safeway Inc.	11,700	276,822
Wal-Mart Stores Inc.	2,900	216,021
Whole Foods Market Inc.	5,200	267,696

		5,826,689

Energy (7.17%)
Anadarko Petroleum Corp.	5,500	472,615
Chevron Corp.	5,100	603,534
ConocoPhillips	2,800	169,400
Diamond Offshore Drilling Inc.	2,100	144,459
EQT Corp.	2,900	230,173
Exxon Mobil Corp.	5,100	460,785

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
HollyFrontier Corp.	4,400	$188,232
Marathon Oil Corp.	6,600	228,228
Marathon Petroleum Corp.	2,600	184,756
Occidental Petroleum Corp.	5,600	499,688
Schlumberger Ltd.	3,000	214,980

		3,396,850

Financials (15.13%)
ACE Ltd.	5,000	447,400
Allstate Corp., The	5,200	250,224
American International Group Inc. (a)	16,300	728,610
American Tower Corp.	2,700	197,559
Ameriprise Financial Inc.	3,500	283,080
Arch Capital Group Ltd. (a)	4,900	251,909
Bank of America Corp.	35,400	455,244
Capital One Financial Corp.	7,900	496,199
CIT Group Inc. (a)	9,600	447,648
Discover Financial Services	7,000	333,480
Hartford Financial Services Group Inc., The	15,300	473,076
JPMorgan Chase & Co.	13,700	723,223
MetLife Inc.	5,100	233,376
Moody’s Corp.	4,300	261,999
U.S. Bancorp	3,800	137,370
Ventas Inc.	6,700	465,382
Wells Fargo & Co.	18,500	763,495
Weyerhaeuser Co.	7,700	219,373

		7,168,647

Health Care (12.70%)
Abbott Laboratories	10,300	359,264
AbbVie Inc.	3,700	152,958
Allergan Inc.	2,200	185,328
Amgen Inc.	2,600	256,516
Baxter International Inc.	6,400	443,328
Celgene Corp. (a)	2,700	315,657
Covidien PLC	7,400	465,016
DaVita HealthCare Partners Inc. (a)	5,900	712,720
Express Scripts Holding Co. (a)	7,400	456,506
HCA Holdings Inc.	8,100	292,086
Johnson & Johnson	4,200	360,612
McKesson Corp.	2,200	251,900
Novartis AG ADR	3,300	233,343
Pfizer Inc.	7,900	221,279
Regeneron Pharmaceuticals Inc. (a)	1,800	404,784
Tenet Healthcare Corp. (a)	5,100	235,110
United Therapeutics Corp. (a)	2,900	190,878
Varian Medical Systems Inc. (a)	3,400	229,330
Waters Corp. (a)	2,500	250,125

		6,016,740

Industrials (11.24%)
Boeing Co., The	4,400	450,736
Cintas Corp.	5,100	232,254
CSX Corp.	7,400	171,606

See accompanying notes to financial statements.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Delta Air Lines Inc. (a)	14,700	$275,037
Equifax Inc.	7,400	436,082
Fastenal Co.	3,900	178,815
General Dynamics Corp.	3,200	250,656
Hertz Global Holdings Inc. (a)	10,000	248,000
Honeywell International Inc.	6,100	483,974
Precision Castparts Corp.	1,200	271,212
Snap-on Inc.	2,700	241,326
Southwest Airlines Co.	22,700	292,603
Tyco International Ltd.	7,400	243,830
Union Pacific Corp.	5,100	786,828
United Continental Holdings Inc. (a)	9,500	297,255
United Technologies Corp.	5,000	464,700

		5,324,914

Information Technology (16.63%)
Accenture PLC Class A	11,400	820,344
Alliance Data Systems Corp. (a)	2,300	416,369
Apple Inc.	1,400	554,512
Cisco Systems Inc.	10,900	264,979
EMC Corp.	10,100	238,562
Fiserv Inc. (a)	2,600	227,266
Gartner Inc. (a)	4,300	245,057
Google Inc. Class A (a)	350	308,130
International Business Machines Corp.	1,900	363,109
Intuit Inc.	4,500	274,635
LinkedIn Corp. Class A (a)	1,700	303,110
MasterCard Inc. Class A	400	229,800
Microsoft Corp.	14,000	483,420
NetSuite Inc. (a)	3,200	293,568
Oracle Corp.	21,200	651,264
Paychex Inc.	6,900	251,988
QUALCOMM Inc.	7,400	451,992
Rackspace Hosting Inc. (a)	3,300	125,037
Seagate Technology PLC	7,800	349,674
Visa Inc. Class A	1,400	255,850
Western Digital Corp.	6,400	397,376
Western Union Co.	14,900	254,939
Xilinx Inc.	3,100	122,790

		7,883,771

Materials (4.57%)
CF Industries Holdings Inc.	1,000	171,500
LyondellBasell Industries NV Class A	3,800	251,788
Rock Tenn Co. Class A	2,500	249,700
Sherwin-Williams Co., The	3,000	529,800
Sigma-Aldrich Corp.	5,600	450,016
Valspar Corp., The	3,500	226,345
Westlake Chemical Corp.	3,000	289,230

		2,168,379

Telecommunication Services (1.54%)
AT&T Inc.	13,100	463,740

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	5,300	$266,802

		730,542

Utilities (1.01%)
NextEra Energy Inc.	5,900	480,732

Total Common Stocks
(cost $37,783,339)		46,631,076

Short-term Investments (0.99%)
JPMorgan U.S. Government Money Market Fund	469,158	469,158

Total Short-term Investments
(cost $469,158)		469,158

TOTAL INVESTMENTS (99.38%)
(cost $38,252,497)		47,100,234
OTHER ASSETS, NET OF LIABILITIES (0.62%)		292,740

NET ASSETS (100.00%)		$47,392,974

(a)	Non-income producing security.

ADR – American Depositary Receipt

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENT

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.61%)
Consumer Discretionary (18.31%)
AMC Networks Inc. Class A (a)	5,140	$336,207
Arctic Cat Inc.	6,800	305,864
Brinker International Inc.	2,370	93,449
Brown Shoe Company Inc.	14,300	307,879
Cabela’s Inc. (a)	5,000	323,800
Conn’s Inc. (a)	12,300	636,648
Dillard’s Inc. Class A	4,580	375,423
Discovery Communications Inc. Class A (a)	3,850	297,258
Dunkin’ Brands Group Inc.	7,070	302,737
Expedia Inc.	4,380	263,457
GNC Holdings Inc. Class A	5,870	259,513
Hovnanian Enterprises Inc. Class A (a)	74,000	415,140
LIN TV Corp. Class A (a)	24,800	379,440
Lions Gate Entertainment Corp. (a)	9,380	257,669
M/I Homes Inc. (a)	13,100	300,776
Macy’s Inc.	3,090	148,320
Madison Square Garden Co. Class A, The (a)	2,100	124,425
Men’s Wearhouse Inc., The	8,700	329,295
Meritage Homes Corp. (a)	5,900	255,824
Michael Kors Holdings Ltd. (a)	3,430	212,729
Mohawk Industries Inc. (a)	3,280	368,967
Nexstar Broadcasting Group Inc. Class A	10,400	368,784
Norwegian Cruise Line Holdings Ltd. (a)	5,880	178,223
PetSmart Inc.	3,260	218,387
Pool Corp.	3,510	183,959
PulteGroup Inc. (a)	14,900	282,653
Ryland Group Inc., The	8,000	320,800
Sinclair Broadcast Group Inc. Class A	14,300	420,134
Sotheby’s	2,610	98,945
Standard Motor Products Inc.	9,600	329,664
Tractor Supply Co.	1,880	221,107
TripAdvisor Inc. (a)	2,410	146,697
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,690	169,270
Under Armour Inc. Class A (a)	2,570	153,455
Urban Outfitters Inc. (a)	4,340	174,555

		9,561,453

Consumer Staples (4.64%)
Cal-Maine Foods Inc.	5,800	269,758
Church & Dwight Co. Inc.	3,500	215,985
ConAgra Foods Inc.	3,530	123,303
Coty Inc. Class A (a)	6,300	108,234
Fresh Del Monte Produce Inc.	8,800	245,344
Hain Celestial Group Inc., The (a)	2,340	152,030
Lancaster Colony Corp.	1,360	106,066
Nash Finch Co.	7,600	167,276
Pantry Inc., The (a)	14,100	171,738
Pilgrim’s Pride Corp. (a)	7,760	115,934
Safeway Inc.	9,110	215,543
Susser Holdings Corp. (a)	6,400	306,432

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Weis Markets Inc.	5,000	$225,350

		2,422,993

Energy (8.09%)
Bristow Group Inc.	4,400	287,408
Cameron International Corp. (a)	3,160	193,266
Cloud Peak Energy Inc. (a)	12,100	199,408
Continental Resources Inc. (a)	6,220	535,293
Exterran Holdings Inc. (a)	10,700	300,884
FMC Technologies Inc. (a)	2,030	113,030
Green Plains Renewable Energy Inc. (a)	14,900	198,468
Helix Energy Solutions Group Inc. (a)	13,500	311,040
Noble Energy Inc.	2,030	121,881
Oasis Petroleum Inc. (a)	4,510	175,304
Oceaneering International Inc.	2,400	173,280
Pioneer Energy Services Corp. (a)	19,900	131,738
Renewable Energy Group Inc. (a)	28,500	405,555
Rosetta Resources Inc. (a)	5,930	252,144
SM Energy Co.	2,460	147,551
Stone Energy Corp. (a)	11,400	251,142
Swift Energy Co. (a)	3,100	37,169
Western Refining Inc.	11,300	317,191
Westmoreland Coal Co. (a)	6,400	71,872

		4,223,624

Financials (24.96%)
Affiliated Managers Group Inc. (a)	1,480	242,631
Agree Realty Corp.	4,800	141,696
Argo Group International Holdings Ltd.	5,390	228,482
Armour Residential REIT Inc.	28,100	132,351
BioMed Realty Trust Inc.	5,430	109,849
Brookline Bancorp Inc.	25,900	224,812
Brown & Brown Inc.	6,500	209,560
Calamos Asset Management Inc. Class A	6,700	70,350
CBRE Group Inc. (a)	5,530	129,181
CIT Group Inc. (a)	2,670	124,502
Community Bank System Inc.	8,400	259,140
DCT Industrial Trust Inc.	35,000	250,250
Dime Community Bancshares	14,300	219,076
Discover Financial Services	5,530	263,449
Education Realty Trust Inc.	18,900	193,347
First American Financial Corp.	11,300	249,052
First Industrial Realty Trust Inc.	16,400	248,788
First Republic Bank	3,990	153,535
Franklin Financial Corp.	4,100	73,841
Geo Group Inc., The	7,300	247,835
Gramercy Property Trust Inc. (a)	46,300	208,350
Hartford Financial Services Group Inc., The	8,210	253,853
HCI Group Inc.	8,900	273,408
Heritage Financial Corp.	4,400	64,460
Interactive Brokers Group Inc. Class A	10,000	159,700

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
IntercontinentalExchange Inc. (a)	1,050	$186,648
Invesco Ltd.	10,870	345,666
iStar Financial Inc. (a)	24,300	274,347
Jones Lang LaSalle Inc.	4,620	421,067
LaSalle Hotel Properties	3,840	94,848
Merchants Bancshares Inc.	2,200	65,054
Mid-America Apartment Communities Inc.	4,620	313,097
National Retail Properties Inc.	6,500	223,600
Northwest Bancshares Inc.	23,300	314,783
Ocwen Financial Corp. (a)	8,540	352,019
Omega Healthcare Investors Inc.	8,390	260,258
OmniAmerican Bancorp Inc. (a)	3,100	68,293
One Liberty Properties Inc.	11,963	262,707
Oritani Financial Corp.	9,800	153,664
Piper Jaffray Companies Inc. (a)	6,100	192,821
Platinum Underwriters Holdings Ltd.	5,600	320,432
Primerica Inc.	9,100	340,704
ProAssurance Corp.	5,400	281,664
Raymond James Financial Inc.	5,280	226,934
Renasant Corp.	6,100	148,474
Retail Opportunity Investments Corp.	18,400	255,760
RLI Corp.	3,000	229,230
Rockville Financial Inc.	9,000	117,720
Sabra Health Care REIT Inc.	5,300	138,383
Selective Insurance Group Inc.	12,200	280,844
Signature Bank (a)	2,520	209,210
Stewart Information Services Corp.	5,200	136,188
Susquehanna Bancshares Inc.	21,600	277,560
Symetra Financial Corp.	16,200	259,038
Taylor Capital Group Inc. (a)	12,300	207,747
Trustmark Corp.	10,700	263,006
United Fire Group Inc.	5,500	136,565
Universal Insurance Holdings Inc.	18,400	130,272
Weingarten Realty Investors	5,021	154,496
Weyerhaeuser Co.	9,070	258,404
Wintrust Financial Corp.	7,200	275,617
Zions Bancorporation	4,320	124,763

		13,033,381

Health Care (8.57%)
Actavis Inc. (a)	1,840	232,245
Albany Molecular Research Inc. (a)	26,900	319,303
AMN Healthcare Services Inc. (a)	23,400	335,088
ARIAD Pharmaceuticals Inc. (a)	9,760	170,702
BioMarin Pharmaceutical Inc. (a)	2,890	161,233
Catamaran Corp. (a)	4,990	243,113
Cooper Companies Inc., The	1,400	166,670
DaVita HealthCare Partners Inc. (a)	2,220	268,176
Illumina Inc. (a)	4,660	348,754
Kindred Healthcare Inc. (a)	24,500	321,685
Medivation Inc. (a)	4,590	225,828
Onyx Pharmaceuticals Inc. (a)	2,050	177,981
PDL BioPharma Inc.	30,900	238,548
Perrigo Co.	3,260	394,460
Salix Pharmaceuticals Ltd. (a)	2,820	186,543

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Shire PLC ADR	1,460	$138,861
Sirona Dental Systems Inc. (a)	740	48,751
Triple-S Management Corp. Class B (a)	5,300	113,791
Zoetis Inc.	12,360	381,800

		4,473,532

Industrials (15.49%)
A.O. Smith Corp.	2,350	85,258
Air Lease Corp.	7,390	203,890
Alaska Air Group Inc. (a)	2,280	118,560
AMERCO	2,300	372,370
American Woodmark Corp. (a)	8,100	281,070
AMETEK Inc.	3,045	128,804
B/E Aerospace Inc. (a)	6,660	420,113
CBIZ Inc. (a)	14,900	99,979
Cenveo Inc. (a)	42,500	90,525
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	4,750	283,385
Consolidated Graphics Inc. (a)	7,000	329,070
Delta Air Lines Inc. (a)	7,690	143,880
Fortune Brands Home & Security Inc.	11,050	428,077
Genesee & Wyoming Inc. Class A (a)	2,810	238,400
H&E Equipment Services Inc.	12,900	271,803
Hawaiian Holdings Inc. (a)	38,100	232,791
Heartland Express Inc.	15,500	214,985
Hertz Global Holdings Inc. (a)	15,780	391,344
Kansas City Southern	1,360	144,106
Pacer International Inc. (a)	16,200	102,222
Precision Castparts Corp.	1,205	272,342
Quanta Services Inc. (a)	13,600	359,856
Republic Airways Holdings Inc. (a)	33,100	375,023
Saia Inc. (a)	16,650	499,000
Standex International Corp.	2,900	152,975
Stericycle Inc. (a)	1,470	162,332
Terex Corp. (a)	560	14,728
Towers Watson & Co. Class A	2,010	164,699
Triumph Group Inc.	5,000	395,750
United Rentals Inc. (a)	8,390	418,745
US Airways Group Inc. (a)	14,500	238,090
Verisk Analytics Inc. Class A (a)	1,970	117,609
W.W. Grainger Inc.	570	143,743
Wabtec Corp.	3,530	188,608

		8,084,132

Information Technology (12.20%)
Alliance Data Systems Corp. (a)	950	171,978
Amkor Technology Inc. (a)	35,200	148,192
Amphenol Corp. Class A	2,280	177,703
Autodesk Inc. (a)	2,880	97,747
Avago Technologies Ltd.	3,720	139,054
CACI International Inc. Class A (a)	3,500	222,215
Cadence Design Systems Inc. (a)	20,920	302,922
Citrix Systems Inc. (a)	4,410	266,055
CommVault Systems Inc. (a)	2,170	164,681
Concur Technologies Inc. (a)	310	25,228

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Equinix Inc. (a)	1,520	$280,774
Fortinet Inc. (a)	11,140	194,950
Gartner Inc. (a)	2,230	127,088
Insight Enterprises Inc. (a)	14,700	260,778
j2 Global Inc.	7,500	318,825
JDS Uniphase Corp. (a)	8,770	126,113
LinkedIn Corp. Class A (a)	1,600	285,280
Maxim Integrated Products Inc.	7,510	208,628
Microchip Technology Inc.	3,380	125,905
NCR Corp. (a)	6,720	221,693
NXP Semiconductors NV (a)	5,680	175,966
PC Connection Inc.	8,400	129,780
Plexus Corp. (a)	9,900	295,911
Red Hat Inc. (a)	1,600	76,512
Sanmina Corp. (a)	20,400	292,740
Silicon Graphics International Corp. (a)	16,600	222,108
SolarWinds Inc. (a)	3,270	126,909
Symmetricom Inc. (a)	16,600	74,534
Teradata Corp. (a)	3,160	158,727
Trimble Navigation Ltd. (a)	8,230	214,062
Unisys Corp. (a)	14,100	311,187
Vantiv Inc. Class A (a)	10,360	285,936
WEX Inc. (a)	1,790	137,293

		6,367,474

Materials (4.37%)
Eagle Materials Inc.	1,790	118,623
Ecolab Inc.	2,480	211,271
Landec Corp. (a)	20,600	272,126
Martin Marietta Materials Inc.	1,960	192,903
Neenah Paper Inc.	7,900	250,983
P. H. Glatfelter Co.	12,100	303,710
Packaging Corporation of America	3,330	163,037
Rock Tenn Co. Class A	1,260	125,849
Sensient Technologies Corp.	7,000	283,290
Tredegar Corp.	9,900	254,430
Valspar Corp., The	1,590	102,825

		2,279,047

Telecommunication Services (0.41%)
SBA Communications Corp. Class A (a)	770	57,072
Vonage Holdings Corp. (a)	55,100	155,933

		213,005

Utilities (1.57%)
American States Water Co.	5,400	289,818
Aqua America Inc.	8,550	267,530
Otter Tail Corp.	9,300	264,120

		821,468

Total Common Stocks
(cost $43,358,928)		51,480,109

	Shares	Value
Registered Investment Companies (0.66%)
Financials (0.66%)
Fidus Investment Corp.	5,600	$104,776
Fifth Street Finance Corp.	22,900	239,305

Total Registered Investment Companies
(cost $331,729)		344,081

Short-term Investments (0.33%)
JPMorgan U.S. Government Money Market Fund	173,267	173,267

Total Short-term Investments
(cost $173,267)		173,267

TOTAL INVESTMENTS (99.60%)
(cost $43,863,924)		51,997,457
OTHER ASSETS, NET OF LIABILITIES (0.40%)		210,074

NET ASSETS (100.00%)		$52,207,531

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (96.24%)
Argentina (0.52%)
MercadoLibre Inc.	1,983	$213,688

Australia (0.73%)
BHP Billiton PLC	11,758	299,803

Austria (0.39%)
Erste Group Bank AG	5,927	157,977

Belgium (2.54%)
Anheuser-Busch InBev NV	11,591	1,043,574

Brazil (0.58%)
Itau Unibanco Holding SA ADR	18,572	239,950

Canada (4.99%)
Barrick Gold Corp.	5,347	84,162
Canadian Pacific Railway Ltd.	7,241	878,050
Dollarama Inc.	3,168	221,732
Imax Corp. (b)	7,813	194,231
Lululemon Athletica Inc. (b)	7,655	501,556
Potash Corporation of Saskatchewan Inc.	4,410	168,153

		2,047,884

China (0.86%)
China Mobile Ltd.	19,500	202,457
PetroChina Company Ltd. H	140,000	151,810

		354,267

Denmark (1.16%)
Novo Nordisk A/S Class B	3,074	477,891

France (8.73%)
Accor SA	5,677	199,551
Air Liquide SA	1,007	124,364
AXA SA	25,017	493,153
Compagnie de Saint-Gobain	4,676	189,474
DANONE SA	4,557	342,998
Essilor International SA	1,155	123,051
JC Decaux SA	6,016	163,755
Legrand SA	4,389	203,497
L’Oreal SA	2,188	359,673
Pernod Ricard SA	3,288	364,948
Sanofi	600	62,028
Schneider Electric SA	9,112	661,774
Unibail-Rodamco SE	1,271	296,022

		3,584,288

Germany (7.91%)
Adidas AG	4,196	453,582
Allianz SE Reg.	2,721	397,161
Bayerische Motoren Werke (BMW) AG	6,700	584,751
Continental AG	2,528	337,005
Daimler AG Registered Shares	4,109	248,056

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Fresenius Medical Care AG & Co. KGaA	1,540	$109,157
Fresenius SE & Co. KGaA	1,049	129,112
Linde AG	2,296	427,854
SAP AG	5,057	369,277
Wirecard AG	6,938	188,782

		3,244,737

Hong Kong (2.31%)
AIA Group Ltd.	140,200	590,662
Cheung Kong Holdings Ltd.	20,000	269,688
Hang Lung Properties Ltd.	25,000	86,596

		946,946

Ireland (3.15%)
Accenture PLC Class A	7,073	508,973
Ryanair Holdings PLC Sponsored ADR	8,733	450,011
Seagate Technology PLC	7,400	331,742

		1,290,726

Italy (0.72%)
Intesa Sanpaolo	183,288	293,360

Japan (11.17%)
Fanuc Corp.	7,200	1,042,034
Honda Motor Co. Ltd.	18,000	668,690
Japan Tobacco Inc.	13,200	465,927
Komatsu Ltd.	5,700	131,282
Marubeni Corp.	43,000	287,384
Mizuho Financial Group Inc.	218,800	454,380
Rakuten Inc.	26,300	310,997
Seven & I Holdings Co. Ltd.	11,000	402,857
SMC Corp.	1,300	260,618
Takeda Pharmaceutical Company Ltd.	1,000	45,094
Toyota Motor Corp.	8,500	512,702

		4,581,965

Malaysia (1.40%)
Genting Berhad	91,000	299,663
Sime Darby Berhad	90,500	273,645

		573,308

Netherlands (5.30%)
ASML Holding NV	8,583	677,548
Heineken NV	4,129	262,817
Royal Dutch Shell PLC Class A	9,368	299,343
Yandex NV Class A (b)	16,922	467,555
Ziggo NV	11,625	466,943

		2,174,206

Norway (0.64%)
Seadrill Ltd.	6,565	264,414

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (1.95%)
DBS Group Holdings Ltd.	8,230	$100,142
Global Logistic Properties Ltd.	194,000	419,636
United Overseas Bank Ltd.	17,974	280,683

		800,461

South Africa (1.18%)
Naspers Ltd. N Shares	6,587	486,197

Spain (1.41%)
Banco Bilbao Vizcaya Argentaria SA	46,246	388,645
Banco Santander SA	29,402	188,150

		576,795

Sweden (2.53%)
Atlas Copco AB Class A	15,300	368,758
Investor AB B Shares	8,200	220,095
Sandvik AB	18,227	217,691
Volvo AB B Shares	17,503	233,568

		1,040,112

Switzerland (15.07%)
ABB Ltd. Reg. (b)	13,622	295,079
Compagnie Financiere Richemont SA Class A	4,809	424,097
Holcim Ltd. Reg. (b)	3,841	267,358
Nestle SA Reg.	16,672	1,094,022
Novartis AG	5,005	354,507
Roche Holding AG	5,727	1,421,425
Swatch Group AG, The	761	415,688
Syngenta AG Reg.	1,896	739,362
UBS AG Reg. (b)	68,996	1,171,126

		6,182,664

Taiwan (1.97%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	44,199	809,726

United Kingdom (14.98%)
Anglo American PLC	9,024	173,898
Barclays PLC	97,356	414,614
BG Group PLC	18,926	321,630
British American Tobacco PLC	9,386	481,404
CRH PLC	4,422	89,728
Diageo PLC	38,583	1,106,417
GlaxoSmithKline PLC	13,641	340,973
Glencore Xstrata PLC	37,077	153,479
InterContinental Hotels Group PLC	23,138	635,883
Lloyds Banking Group PLC (b)	424,067	407,236
Pearson PLC	9,736	173,148
Reckitt Benckiser Group PLC	1,696	119,969
Rolls-Royce Holdings PLC (b)	57,552	990,952
Rolls-Royce Holdings PLC Class C Entitlement Shares (b) (c)	2,568,496	3,907
Telecity Group PLC	47,739	735,661

		6,148,899

	Shares	Value
Common Stocks (Cont.)
United States (4.05%)
Freeport-McMoRan Copper & Gold Inc.	9,798	$270,523
Liberty Global PLC Series C (b)	12,609	856,025
MasterCard Inc. Class A	935	537,158

		1,663,706

Total Common Stocks
(cost $35,176,936)		39,497,544

Preferred Stocks (a) (0.82%)
Brazil (0.82%)
Banco Bradesco SA Pfd.	23,074	297,816
Petroleo Brasileiro SA Pfd.	5,100	36,981

		334,797

Total Preferred Stocks
(cost $434,487)		334,797

Short-term Investments (2.74%)
State Street Institutional U.S. Government Money Market Fund	1,125,682	1,125,682

Total Short-term Investments
(cost $1,125,682)		1,125,682

TOTAL INVESTMENTS (99.80%)
(cost $36,737,105)		40,958,023
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		80,824

NET ASSETS (100.00%)		$41,038,847

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$10,607,382	25.90
United States Dollar	6,759,135	16.50
British Pound	6,448,702	15.74
Swiss Franc	6,182,664	15.09
Japanese Yen	4,581,965	11.19
Hong Kong Dollar	1,301,213	3.18
Canadian Dollar	1,099,782	2.68
Swedish Krona	1,040,112	2.54
Singapore Dollar	800,461	1.95
Malaysian Ringgit	573,308	1.40
South African Rand	486,197	1.19
Danish Krone	477,891	1.17
Brazilian Real	334,797	0.82
Norwegian Krone	264,414	0.65

Total Investments	$40,958,023	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$7,687,309	18.73
Financials	7,167,092	17.46
Industrials	6,487,724	15.81
Consumer Staples	6,044,606	14.73
Information Technology	4,840,110	11.79
Health Care	3,063,238	7.47
Materials	2,798,684	6.82
Energy	1,074,178	2.62
Telecommunication Services	669,400	1.63

Total Stocks	39,832,341	97.06
Short-term Investments	1,125,682	2.74
Cash and Other Assets, Net of Liabilities	80,824	0.20

Net Assets	$41,038,847	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	State Street Bank and Trust Company	07/01/2013	4,315	$(6,614)	$—	$(51)
British Pound	State Street Bank and Trust Company	07/03/2013	4,623	(7,022)	9	—
British Pound	State Street Bank and Trust Company	07/02/2013	7,055	(10,767)	—	(38)
Euro	JPMorgan Chase Bank N.A.	07/02/2013	3,825	(4,972)	7	—
Euro	JPMorgan Chase Bank N.A.	07/03/2013	8,358	(10,865)	15	—
Euro	JPMorgan Chase Bank N.A.	07/02/2013	14,971	(19,460)	27	—
Swiss Franc	JPMorgan Chase Bank N.A.	07/03/2013	14,755	(15,596)	25	—
Euro	UBS AG	07/01/2013	(152,805)	198,692	—	(206)
Japanese Yen	State Street Bank and Trust Company	07/01/2013	(325,097)	3,283	5	—
Japanses Yen	State Street Bank and Trust Company	07/01/2013	(167,589)	1,686	—	(4)

Total					$88	$(299)

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (99.02%)
Consumer Discretionary (12.08%)
Abercrombie & Fitch Co. Class A	2,886	$130,592
Amazon.com Inc. (a)	13,524	3,755,480
AutoNation Inc. (a)	1,451	62,959
AutoZone Inc. (a)	1,346	570,287
Bed Bath & Beyond Inc. (a)	8,113	575,212
Best Buy Company Inc.	9,978	272,699
BorgWarner Inc. (a)	4,273	368,119
Cablevision Systems Corp. Class A	8,036	135,166
CarMax Inc. (a)	8,333	384,651
Carnival Corp.	16,456	564,276
CBS Corp. Class B	21,184	1,035,262
Chipotle Mexican Grill Inc. (a)	1,150	419,002
Coach Inc.	10,401	593,793
Comcast Corp. Class A	97,762	4,094,273
Darden Restaurants Inc.	4,789	241,749
Delphi Automotive PLC	10,765	545,678
DIRECTV (a)	20,736	1,277,752
Discovery Communications Inc. Class A (a)	9,085	701,453
Dollar General Corp. (a)	11,202	564,917
Dollar Tree Inc. (a)	8,307	422,328
DR Horton Inc.	10,354	220,333
Expedia Inc.	3,496	210,284
Family Dollar Stores Inc.	3,524	219,580
Ford Motor Co.	145,984	2,258,372
Fossil Group Inc. (a)	1,976	204,141
GameStop Corp. Class A	4,450	187,034
Gannett Co. Inc.	8,514	208,252
GAP Inc., The	10,761	449,057
Garmin Ltd.	4,143	149,811
General Motors Co. (a)	28,592	952,400
Genuine Parts Co.	5,737	447,888
Goodyear Tire & Rubber Co., The (a)	9,243	141,325
H&R Block Inc.	10,051	278,915
Harley-Davidson Inc.	8,283	454,074
Harman International Industries Inc.	2,570	139,294
Hasbro Inc.	4,325	193,890
Home Depot Inc., The	54,237	4,201,740
International Game Technology	9,756	163,023
Interpublic Group of Companies Inc., The	15,924	231,694
J.C. Penney Company Inc. (a)	5,355	91,463
Johnson Controls Inc.	25,482	912,001
Kohl’s Corp.	7,561	381,906
L Brands Inc.	8,963	441,428
Leggett & Platt Inc.	5,329	165,679
Lennar Corp.	6,199	223,412
Lowe’s Companies Inc.	39,814	1,628,393
Macy’s Inc.	14,241	683,568
Marriott International Inc. Class A	8,890	358,889
Mattel Inc.	12,873	583,276
McDonald’s Corp.	37,228	3,685,572
Netflix Inc. (a)	2,096	442,445
Newell Rubbermaid Inc.	10,775	282,844
News Corp. Class A (a)	73,902	2,409,205
NIKE Inc. Class B	26,873	1,711,273
Nordstrom Inc.	5,537	331,888

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	9,598	$603,426
O’Reilly Automotive Inc. (a)	4,078	459,264
PetSmart Inc.	3,833	256,773
Priceline.com Inc. (a)	1,915	1,583,954
PulteGroup Inc. (a)	12,767	242,190
PVH Corp.	3,012	376,651
Ralph Lauren Corp.	2,252	391,262
Ross Stores Inc.	8,158	528,720
Scripps Networks Interactive Class A	3,189	212,898
Staples Inc.	24,639	390,775
Starbucks Corp.	27,828	1,822,456
Starwood Hotels & Resorts Worldwide Inc.	7,251	458,191
Target Corp.	23,824	1,640,521
Tiffany & Co.	4,481	326,396
Time Warner Cable Inc.	10,802	1,215,009
Time Warner Inc.	34,623	2,001,902
TJX Companies Inc.	26,721	1,337,653
TripAdvisor Inc. (a)	4,069	247,680
Urban Outfitters Inc. (a)	4,086	164,339
VF Corp.	3,240	625,514
Viacom Inc. Class B	16,562	1,127,044
Walt Disney Co., The	66,870	4,222,840
Washington Post Co., The	172	83,208
Whirlpool Corp.	2,949	337,248
Wyndham Worldwide Corp.	5,062	289,698
Wynn Resorts Ltd.	2,955	378,240
Yum! Brands Inc.	16,695	1,157,628

		64,841,477

Consumer Staples (10.39%)
Altria Group Inc.	74,590	2,609,904
Archer-Daniels-Midland Co.	24,543	832,253
Avon Products Inc.	16,014	336,774
Beam Inc.	6,014	379,544
Brown-Forman Corp. Class B	5,615	379,293
Campbell Soup Co.	6,607	295,928
Clorox Co., The	4,910	408,217
Coca-Cola Co., The	142,225	5,704,645
Coca-Cola Enterprises Inc.	9,559	336,094
Colgate-Palmolive Co.	32,568	1,865,821
ConAgra Foods Inc.	15,484	540,856
Constellation Brands Inc. (a)	5,743	299,325
Costco Wholesale Corp.	16,217	1,793,114
CVS Caremark Corp.	45,459	2,599,346
Dr. Pepper Snapple Group Inc.	7,544	346,496
Estee Lauder Companies Inc. Class A, The	8,952	588,773
General Mills Inc.	23,950	1,162,294
Hershey Co., The	5,562	496,575
Hormel Foods Corp.	5,083	196,102
J.M. Smucker Co., The	3,973	409,815
Kellogg Co.	9,426	605,432
Kimberly-Clark Corp.	14,279	1,387,062
Kraft Foods Group Inc.	22,078	1,233,498
Kroger Co., The	19,345	668,176

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lorillard Inc.	14,052	$613,791
McCormick & Company Inc.	4,915	345,819
Mead Johnson Nutrition Co. Class A	7,502	594,383
Molson Coors Brewing Co. Class B	5,883	281,560
Mondelez International Inc. Class A	66,266	1,890,569
Monster Beverage Corp. (a)	5,332	324,026
PepsiCo Inc.	57,422	4,696,545
Philip Morris International Inc.	60,725	5,260,000
Procter & Gamble Co., The	101,770	7,835,272
Reynolds American Inc.	11,816	571,540
Safeway Inc.	9,038	213,839
Sysco Corp.	22,044	753,023
Tyson Foods Inc.	10,622	272,773
Walgreen Co.	32,019	1,415,240
Wal-Mart Stores Inc.	60,829	4,531,152
Whole Foods Market Inc.	12,770	657,401

		55,732,270

Energy (10.43%)
Anadarko Petroleum Corp.	18,623	1,600,274
Apache Corp.	14,569	1,221,319
Baker Hughes Inc.	16,365	754,917
Cabot Oil & Gas Corp.	7,795	553,601
Cameron International Corp. (a)	9,181	561,510
Chesapeake Energy Corp.	19,290	393,130
Chevron Corp.	71,998	8,520,243
ConocoPhillips	45,402	2,746,821
CONSOL Energy Inc.	8,558	231,922
Denbury Resources Inc. (a)	13,805	239,103
Devon Energy Corp.	13,986	725,594
Diamond Offshore Drilling Inc.	2,571	176,859
Ensco PLC Class A	8,696	505,412
EOG Resources Inc.	10,105	1,330,626
EQT Corp.	5,577	442,646
Exxon Mobil Corp.	165,094	14,916,243
FMC Technologies Inc. (a)	8,806	490,318
Halliburton Co.	34,628	1,444,680
Helmerich & Payne Inc.	3,937	245,866
Hess Corp.	11,094	737,640
Kinder Morgan Inc.	23,531	897,708
Marathon Oil Corp.	26,353	911,287
Marathon Petroleum Corp.	12,057	856,770
Murphy Oil Corp.	6,710	408,572
Nabors Industries Ltd.	10,937	167,445
National-Oilwell Varco Inc.	15,873	1,093,650
Newfield Exploration Co. (a)	5,040	120,406
Noble Corp.	9,362	351,824
Noble Energy Inc.	13,304	798,772
Occidental Petroleum Corp.	29,917	2,669,494
Peabody Energy Corp.	9,990	146,254
Phillips 66	23,020	1,356,108
Pioneer Natural Resources Co.	5,073	734,317
QEP Resources Inc.	6,727	186,876
Range Resources Corp.	6,032	466,394
Rowan Companies PLC Class A (a)	4,560	155,359
Schlumberger Ltd.	49,367	3,537,639

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (a)	13,004	$475,036
Spectra Energy Corp.	24,893	857,813
Tesoro Corp.	5,070	265,262
Valero Energy Corp.	20,244	703,884
Williams Companies Inc., The	25,395	824,576
WPX Energy Inc. (a)	7,518	142,391

		55,966,561

Financials (16.50%)
ACE Ltd.	12,634	1,130,490
Aflac Inc.	17,325	1,006,929
Allstate Corp., The	17,396	837,096
American Express Co.	35,487	2,653,008
American International Group Inc. (a)	54,823	2,450,588
American Tower Corp.	14,700	1,075,599
Ameriprise Financial Inc.	7,477	604,740
Aon PLC	11,464	737,708
Apartment Investment and Management Co.	5,378	161,555
Assurant Inc.	2,880	146,621
AvalonBay Communities Inc.	4,518	609,523
Bank of America Corp.	400,265	5,147,408
Bank of New York Mellon Corp.	43,095	1,208,815
BB&T Corp.	26,072	883,319
Berkshire Hathaway Inc. Class B (a)	67,738	7,581,237
BlackRock Inc.	4,635	1,190,500
Boston Properties Inc.	5,617	592,425
Capital One Financial Corp.	21,694	1,362,600
CBRE Group Inc. (a)	11,270	263,267
Charles Schwab Corp., The	40,955	869,475
Chubb Corp., The	9,609	813,402
Cincinnati Financial Corp.	5,443	249,834
Citigroup Inc.	112,989	5,420,082
CME Group Inc.	11,433	868,679
Comerica Inc.	6,880	274,030
Discover Financial Services	18,205	867,286
E*TRADE Financial Corp. (a)	10,672	135,108
Equity Residential	11,866	688,940
Fifth Third Bancorp	32,423	585,235
Franklin Resources Inc.	5,117	696,014
Genworth Financial Inc. Class A (a)	18,429	210,275
Goldman Sachs Group Inc., The	16,002	2,420,302
Hartford Financial Services Group Inc., The	16,936	523,661
HCP Inc.	16,902	768,027
Healthcare Realty Trust Inc.	10,565	708,172
Host Hotels & Resorts Inc.	27,667	466,742
Hudson City Bancorp Inc.	17,474	160,062
Huntington Bancshares Inc.	30,804	242,736
IntercontinentalExchange Inc. (a)	2,691	478,352
Invesco Ltd.	16,517	525,241
JPMorgan Chase & Co.	140,337	7,408,390
KeyCorp	34,225	377,844
Kimco Realty Corp.	15,295	327,772
Legg Mason Inc.	4,114	127,575
Leucadia National Corp.	11,041	289,495

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Lincoln National Corp.	9,917	$361,673
Loews Corp.	11,357	504,251
M&T Bank Corp.	4,530	506,228
Macerich Co., The	5,084	309,971
Marsh & McLennan Companies Inc.	20,445	816,164
McGraw Hill Financial Inc.	10,174	541,155
MetLife Inc.	40,664	1,860,785
Moody’s Corp.	7,178	437,356
Morgan Stanley	51,042	1,246,956
NASDAQ OMX Group Inc., The	4,295	140,833
Northern Trust Corp.	8,062	466,790
NYSE Euronext	9,002	372,683
People’s United Financial Inc.	12,714	189,439
Plum Creek Timber Co. Inc.	6,014	280,673
PNC Financial Services Group Inc.	19,661	1,433,680
Principal Financial Group Inc.	10,217	382,627
Progressive Corp., The	20,581	523,169
ProLogis Inc.	18,506	698,046
Prudential Financial Inc.	17,306	1,263,857
Public Storage	5,376	824,302
Regions Financial Corp.	52,358	498,972
Simon Property Group Inc.	11,541	1,822,555
SLM Corp.	16,484	376,824
State Street Corp.	16,923	1,103,549
Suntrust Banks Inc.	19,964	630,263
T. Rowe Price Group Inc.	9,661	706,702
Torchmark Corp.	3,393	221,020
Travelers Companies Inc., The	13,999	1,118,800
U.S. Bancorp	68,672	2,482,493
Unum Group	9,821	288,443
Ventas Inc.	10,885	756,072
Vornado Realty Trust	6,335	524,855
Wells Fargo & Co.	182,898	7,548,200
Weyerhaeuser Co.	21,418	610,199
XL Group PLC	10,750	325,940
Zions Bancorporation	6,813	196,760

		88,518,444

Health Care (12.60%)
Abbott Laboratories	57,876	2,018,715
AbbVie Inc.	58,811	2,431,247
Actavis Inc. (a)	4,735	597,652
Aetna Inc.	14,027	891,276
Agilent Technologies Inc.	12,741	544,805
Alexion Pharmaceuticals Inc. (a)	7,231	666,987
Allergan Inc.	11,004	926,977
AmerisourceBergen Corp.	8,617	481,087
Amgen Inc.	27,850	2,747,681
Baxter International Inc.	20,120	1,393,712
Becton, Dickinson and Co.	7,235	715,035
Biogen Idec Inc. (a)	8,816	1,897,203
Boston Scientific Corp. (a)	50,285	466,142
Bristol-Myers Squibb Co.	60,994	2,725,822
Cardinal Health Inc.	12,729	600,809
CareFusion Corp. (a)	8,217	302,797
Celgene Corp. (a)	15,468	1,808,364

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cerner Corp. (a)	5,422	$521,000
Cigna Corp.	10,592	767,814
Covidien PLC	17,484	1,098,695
CR Bard Inc.	2,769	300,935
DaVita HealthCare Partners Inc. (a)	3,127	377,742
DENTSPLY International Inc.	5,353	219,259
Edwards Lifesciences Corp. (a)	4,155	279,216
Eli Lilly & Co.	36,806	1,807,911
Express Scripts Holding Co. (a)	30,316	1,870,194
Forest Laboratories Inc. (a)	8,681	355,921
Gilead Sciences Inc. (a)	56,642	2,900,637
Hospira Inc. (a)	6,207	237,790
Humana Inc.	5,866	494,973
Intuitive Surgical Inc. (a)	1,496	757,844
Johnson & Johnson	104,299	8,955,112
Laboratory Corp. of America Holdings (a)	3,449	345,245
Life Technologies Corp. (a)	6,374	471,740
McKesson Corp.	8,413	963,289
Medtronic Inc.	37,557	1,933,059
Merck & Co. Inc.	112,125	5,208,206
Mylan Inc. (a)	14,143	438,857
Patterson Companies Inc.	3,138	117,989
PerkinElmer Inc.	4,146	134,745
Perrigo Co.	3,273	396,033
Pfizer Inc.	247,931	6,944,547
Quest Diagnostics Inc.	5,861	355,352
Regeneron Pharmaceuticals Inc. (a)	2,827	635,736
St. Jude Medical Inc.	10,479	478,157
Stryker Corp.	10,638	688,066
Tenet Healthcare Corp. (a)	3,889	179,283
Thermo Fisher Scientific Inc.	13,331	1,128,203
UnitedHealth Group Inc.	37,870	2,479,728
Varian Medical Systems Inc. (a)	4,042	272,633
Waters Corp. (a)	3,180	318,159
WellPoint Inc.	11,150	912,516
Zimmer Holdings Inc.	6,273	470,099
Zoetis Inc.	18,351	566,858

		67,599,854

Industrials (10.06%)
3M Co.	23,580	2,578,473
ADT Corp., The	8,118	323,502
Avery Dennison Corp.	3,681	157,400
Boeing Co., The	25,356	2,597,469
Caterpillar Inc.	24,416	2,014,076
CH Robinson Worldwide Inc.	5,966	335,945
Cintas Corp.	3,860	175,784
CSX Corp.	38,009	881,429
Cummins Inc.	6,540	709,328
Danaher Corp.	21,609	1,367,850
Deere & Co.	14,429	1,172,356
Dover Corp.	6,350	493,141
Dun & Bradstreet Corp.	1,481	144,323
Eaton Corp. PLC	17,570	1,156,282
Emerson Electric Co.	26,657	1,453,873

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Equifax Inc.	4,463	$263,005
Expeditors International of Washington Inc.	7,725	293,627
Fastenal Co.	9,999	458,454
FedEx Corp.	10,945	1,078,958
Flowserve Corp.	5,349	288,899
Fluor Corp.	6,020	357,046
General Dynamics Corp.	12,306	963,929
General Electric Co.	383,925	8,903,221
Honeywell International Inc.	29,217	2,318,077
Illinois Tool Works Inc.	15,384	1,064,111
Ingersoll-Rand PLC	10,326	573,300
Iron Mountain Inc.	6,251	166,339
Jacobs Engineering Group Inc. (a)	4,828	266,168
Joy Global Inc.	3,935	190,966
Kansas City Southern	4,078	432,105
L-3 Communications Holdings Inc.	3,329	285,428
Lockheed Martin Corp.	9,871	1,070,609
Masco Corp.	13,210	257,463
Norfolk Southern Corp.	11,715	851,095
Northrop Grumman Corp.	8,724	722,347
PACCAR Inc.	13,185	707,507
Pall Corp.	4,116	273,426
Parker Hannifin Corp.	5,525	527,085
Pentair Ltd. Reg.	7,552	435,675
Pitney Bowes Inc.	7,460	109,513
Precision Castparts Corp.	5,425	1,226,104
Quanta Services Inc. (a)	7,830	207,182
Raytheon Co.	12,052	796,878
Republic Services Inc.	11,015	373,849
Robert Half International Inc.	5,194	172,597
Rockwell Automation Inc.	5,179	430,582
Rockwell Collins Inc.	5,059	320,791
Roper Industries Inc.	3,663	455,018
Ryder System Inc.	1,902	115,623
Snap-on Inc.	2,157	192,793
Southwest Airlines Co.	26,973	347,682
Stanley Black & Decker Inc.	6,015	464,960
Stericycle Inc. (a)	3,189	352,161
Textron Inc.	10,326	268,992
Tyco International Ltd.	17,263	568,816
Union Pacific Corp.	17,331	2,673,827
United Parcel Service Inc. Class B	26,379	2,281,256
United Technologies Corp.	31,407	2,918,967
W.W. Grainger Inc.	2,215	558,579
Waste Management Inc.	16,321	658,226
Xylem Inc.	6,893	185,695

		53,990,162

Information Technology (17.62%)
Accenture PLC Class A	24,141	1,737,186
Adobe Systems Inc. (a)	18,643	849,375
Advanced Micro Devices Inc. (a)	22,035	89,903
Akamai Technologies Inc. (a)	6,591	280,447
Altera Corp.	11,845	390,767
Amphenol Corp. Class A	5,916	461,093

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Analog Devices Inc.	11,448	$515,847
Apple Inc.	34,854	13,804,972
Applied Materials Inc.	44,766	667,461
Autodesk Inc. (a)	8,324	282,517
Automatic Data Processing Inc.	18,037	1,242,028
BMC Software Inc. (a)	4,958	223,804
Broadcom Corp. Class A	19,536	659,535
CA Inc.	12,310	352,435
Cisco Systems Inc.	198,448	4,824,271
Citrix Systems Inc. (a)	6,986	421,465
Cognizant Technology Solutions Corp. Class A (a)	11,178	699,855
Computer Sciences Corp.	5,569	243,755
Corning Inc.	54,870	780,800
Dell Inc.	54,514	727,762
eBay Inc. (a)	43,374	2,243,303
Electronic Arts Inc. (a)	11,222	257,769
EMC Corp.	77,946	1,841,085
F5 Networks Inc. (a)	2,950	202,960
Fidelity National Information Services Inc.	10,861	465,285
First Solar Inc. (a)	2,473	110,617
Fiserv Inc. (a)	4,946	432,330
FLIR Systems Inc.	5,260	141,862
Google Inc. Class A (a)	9,979	8,785,212
Harris Corp.	4,061	200,004
Hewlett-Packard Co.	71,599	1,775,655
Intel Corp.	184,586	4,470,673
International Business Machines Corp.	38,699	7,395,766
Intuit Inc.	10,406	635,078
Jabil Circuit Inc.	6,946	141,559
JDS Uniphase Corp. (a)	8,747	125,782
Juniper Networks Inc. (a)	18,786	362,758
KLA-Tencor Corp.	6,141	342,238
Lam Research Corp. (a)	6,002	266,129
Linear Technology Corp.	8,616	317,413
LSI Corp. (a)	20,703	147,819
MasterCard Inc. Class A	3,882	2,230,209
Microchip Technology Inc.	7,332	273,117
Micron Technology Inc. (a)	38,267	548,366
Microsoft Corp.	279,067	9,636,184
Molex Inc.	5,236	153,624
Motorola Solutions Inc.	10,083	582,092
NetApp Inc. (a)	13,351	504,401
NVIDIA Corp.	21,409	300,368
Oracle Corp.	136,423	4,190,915
Paychex Inc.	11,991	437,911
QUALCOMM Inc.	64,160	3,918,893
Red Hat Inc. (a)	7,035	336,414
SAIC Inc.	10,608	147,769
Salesforce.com Inc. (a)	20,159	769,671
SanDisk Corp. (a)	9,039	552,283
Seagate Technology PLC	11,831	530,384
Symantec Corp.	25,878	581,479
TE Connectivity Ltd.	15,420	702,227

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Teradata Corp. (a)	6,051	$303,942
Teradyne Inc. (a)	6,958	122,252
Texas Instruments Inc.	41,191	1,436,330
Total System Services Inc.	5,986	146,537
VeriSign Inc. (a)	5,645	252,106
Visa Inc. Class A	18,817	3,438,807
Western Digital Corp.	7,896	490,263
Western Union Co.	20,673	353,715
Xerox Corp.	45,864	415,986
Xilinx Inc.	9,815	388,772
Yahoo! Inc. (a)	35,367	888,066

		94,549,658

Materials (3.24%)
Air Products & Chemicals Inc.	7,743	709,027
Airgas Inc.	2,445	233,400
Alcoa Inc.	39,566	309,406
Allegheny Technologies Inc.	4,060	106,819
Ball Corp.	5,530	229,716
Bemis Company Inc.	3,807	149,006
CF Industries Holdings Inc.	2,201	377,472
Cliffs Natural Resources Inc.	5,721	92,966
Dow Chemical Co., The	44,920	1,445,076
E.I. du Pont de Nemours & Co.	34,173	1,794,082
Eastman Chemical Co.	5,772	404,098
Ecolab Inc.	9,895	842,955
FMC Corp.	5,022	306,643
Freeport-McMoRan Copper & Gold Inc.	38,608	1,065,967
International Flavors & Fragrances Inc.	3,022	227,134
International Paper Co.	16,523	732,134
LyondellBasell Industries NV Class A	14,137	936,718
MeadWestvaco Corp.	6,615	225,638
Monsanto Co.	19,798	1,956,042
Mosaic Co., The	10,250	551,552
Newmont Mining Corp.	18,400	551,080
Nucor Corp.	11,768	509,790
Owens-Illinois Inc. (a)	6,078	168,908
PPG Industries Inc.	5,291	774,655
Praxair Inc.	10,971	1,263,420
Sealed Air Corp.	7,206	172,584
Sherwin-Williams Co., The	3,179	561,411
Sigma-Aldrich Corp.	4,462	358,566
United States Steel Corp.	5,203	91,209
Vulcan Materials Co.	4,796	232,174

		17,379,648

Telecommunication Services (2.82%)
AT&T Inc.	199,756	7,071,362
CenturyLink Inc.	22,608	799,193
Crown Castle International Corp. (a)	10,859	786,083
Frontier Communications Corp.	36,660	148,473
Sprint Nextel Corp. (a)	112,208	787,700
Verizon Communications Inc.	106,240	5,348,122

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Corp.	22,238	$171,455

		15,112,388

Utilities (3.28%)
AES Corp., The	22,932	274,955
AGL Resources Inc.	4,446	190,556
Ameren Corp.	8,989	309,581
American Electric Power Company Inc.	18,098	810,428
CenterPoint Energy Inc.	15,843	372,152
CMS Energy Corp.	9,812	266,592
Consolidated Edison Inc.	10,849	632,605
Dominion Resources Inc.	21,454	1,219,016
DTE Energy Co.	6,466	433,287
Duke Energy Corp.	26,208	1,769,040
Edison International	12,069	581,243
Entergy Corp.	6,597	459,679
Exelon Corp.	31,831	982,941
FirstEnergy Corp.	15,491	578,434
Integrys Energy Group Inc.	2,905	170,030
NextEra Energy Inc.	15,770	1,284,940
NiSource Inc.	11,528	330,162
Northeast Utilities	11,644	489,281
NRG Energy Inc.	11,972	319,652
ONEOK Inc.	7,705	318,294
Pepco Holdings Inc.	9,243	186,339
PG&E Corp.	16,424	751,070
Pinnacle West Capital Corp.	4,066	225,541
PPL Corp.	22,003	665,811
Public Service Enterprise Group Inc.	18,742	612,114
SCANA Corp.	5,185	254,584
Sempra Energy	8,381	685,231
Southern Co.	32,324	1,426,458
TECO Energy Inc.	7,716	132,638
Wisconsin Energy Corp.	8,484	347,759
Xcel Energy Inc.	18,471	523,466

		17,603,879

Total Common Stocks
(cost $450,214,691)		531,294,341

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Short-term Investments (0.82%)
State Street Institutional U.S. Government Money Market Fund	4,387,546	$4,387,546

Total Short-term Investments
(cost $ 4,387,546)		4,387,546

TOTAL INVESTMENTS (99.84%)
(cost $ 454,602,237)		535,681,887
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.16%)		836,381

NET ASSETS (100.00%)		$536,518,268

(a)	Non-income producing security.

(b)	At June 30, 2013, cash in the amount of $328,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	65	September 2013	$5,270,043	$5,197,725	$(72,318)

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.33%)
Consumer Discretionary (14.17%)
1-800-FLOWERS.COM Inc. (a)	4,869	$30,139
Aeropostale Inc. (a)	14,595	201,411
AFC Enterprises Inc. (a)	4,448	159,861
AH Belo Corp. Class A	3,435	23,564
American Apparel Inc. (a)	10,713	20,569
American Axle & Manufacturing Holdings Inc. (a)	12,515	233,154
American Greetings Corp. Class A	5,934	108,117
American Public Education Inc. (a)	3,280	121,885
America’s Car-Mart Inc. (a)	1,491	64,471
Ameristar Casinos Inc.	6,150	161,684
Ann Inc. (a)	8,776	291,363
Arbitron Inc.	4,993	231,925
Arctic Cat Inc.	2,467	110,966
Asbury Automotive Group Inc. (a)	5,795	232,380
Ascent Capital Group LLC Class A (a)	2,632	205,480
Barnes & Noble Inc. (a)	7,504	119,764
Bassett Furniture Industries Inc.	2,007	31,169
Beasley Broadcast Group Inc. Class A	738	6,184
Beazer Homes USA Inc. (a)	4,696	82,274
bebe stores inc.	6,420	36,016
Belo Corp. Class A	19,300	269,235
Big 5 Sporting Goods Corp.	3,088	67,782
Biglari Holdings Inc. (a)	225	92,340
BJ’s Restaurants Inc. (a)	4,586	170,141
Black Diamond Inc. (a)	4,276	40,194
Bloomin’ Brands Inc. (a)	10,274	255,617
Blue Nile Inc. (a)	2,306	87,121
Blyth Inc.	1,782	24,877
Bob Evans Farms Inc.	5,182	243,450
Body Central Corp. (a)	3,017	40,186
Bon-Ton Stores Inc., The	2,520	45,486
Boyd Gaming Corp. (a)	10,610	119,893
Bravo Brio Restaurant Group Inc. (a)	3,639	64,847
Bridgepoint Education Inc. (a)	3,385	41,229
Bright Horizons Family Solutions Inc. (a)	2,206	76,570
Brown Shoe Company Inc.	8,050	173,317
Brunswick Corp.	16,828	537,655
Buckle Inc., The	5,199	270,452
Buffalo Wild Wings Inc. (a)	3,488	342,382
Caesars Entertainment Corp. (a)	6,875	94,188
Callaway Golf Co.	13,152	86,540
Capella Education Co. (a)	2,059	85,757
Career Education Corp. (a)	10,031	29,090
Carmike Cinemas Inc. (a)	3,336	64,585
Carriage Services Inc.	2,937	49,782
Carrols Restaurant Group Inc. (a)	4,359	28,159
Cato Corp. Class A	5,129	128,020
Cavco Industries Inc. (a)	1,287	64,929
CEC Entertainment Inc.	3,310	135,842
Central European Media Enterprises Ltd. Class A (a)	14,162	46,876
Cheesecake Factory Inc., The	9,915	415,339
Children’s Place Retail Stores Inc., The (a)	4,298	235,530

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Christopher & Banks Corp. (a)	6,731	$45,367
Churchill Downs Inc.	2,553	201,304
Chuy’s Holdings Inc. (a)	3,010	115,403
Citi Trends Inc. (a)	2,894	42,050
Coinstar Inc. (a)	5,229	306,785
Columbia Sportswear Co.	2,395	150,047
Conn’s Inc. (a)	4,175	216,098
Cooper Tire & Rubber Co.	11,774	390,544
Core-Mark Holding Co. Inc.	2,135	135,572
Corinthian Colleges Inc. (a)	15,222	34,097
Cracker Barrel Old Country Store Inc.	3,654	345,888
Crocs Inc. (a)	16,396	270,534
Crown Media Holdings Inc. (a)	6,403	15,815
CSS Industries Inc.	1,567	39,065
Culp Inc.	1,496	26,015
Cumulus Media Inc. Class A (a)	13,972	47,365
Daily Journal Corp. (a)	170	19,210
Dana Holding Corp.	27,319	526,164
Del Frisco’s Restaurant Group Inc. (a)	1,971	42,199
Denny’s Corp. (a)	17,136	96,304
Destination Maternity Corp.	2,528	62,189
Destination XL Group Inc. (a)	7,927	50,257
Dex Media Inc. (a)	3,184	55,943
Digital Generation Inc. (a)	4,511	33,246
DineEquity Inc.	3,075	211,775
Diversified Restaurant Holdings Inc. (a)	1,949	15,514
Dorman Products Inc.	4,693	214,142
Drew Industries Inc.	4,255	167,307
E.W. Scripps Co Class A (a)	5,843	91,034
Education Management Corp. (a)	4,517	25,386
Einstein Noah Restaurant Group Inc.	1,217	17,281
Entercom Communications Corp. Class A (a)	4,482	42,310
Entravision Communications Corp. Class A	10,266	63,136
Ethan Allen Interiors Inc.	4,646	133,805
EveryWare Global Inc. (a)	1,818	22,071
Express Inc. (a)	15,880	333,004
Federal-Mogul Corp. (a)	3,527	36,011
Federal-Mogul Corp. Rights (a) (b)	3,527	784
Fiesta Restaurant Group Inc. (a)	3,689	126,865
Fifth & Pacific Companies Inc. (a)	22,318	498,584
Finish Line Inc. Class A, The	9,173	200,522
Fisher Communications Inc.	1,641	67,412
Five Below Inc. (a)	6,092	223,942
Flexsteel Industries Inc.	857	20,894
Francesca’s Holdings Corp. (a)	8,184	227,433
Fred’s Inc. Class A	6,833	105,843
Fuel Systems Solutions Inc. (a)	2,619	46,854
Genesco Inc. (a)	4,466	299,177
Gentherm Inc. (a)	6,211	115,338
G-III Apparel Group Ltd. (a)	3,126	150,423
Global Sources Ltd. (a)	3,635	24,391
Gordmans Stores Inc. (a)	1,647	22,416
Grand Canyon Education Inc. (a)	8,441	272,053

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gray Television Inc. (a)	9,346	$67,291
Group 1 Automotive Inc.	4,045	260,215
Harte-Hanks Inc.	8,012	68,903
Haverty Furniture Companies Inc.	3,706	85,275
Helen of Troy Ltd. (a)	5,932	227,611
Hemisphere Media Group Inc. (a)	1,580	21,646
hhgregg Inc. (a)	2,393	38,216
Hibbett Sports Inc. (a)	4,833	268,232
Hillenbrand Inc.	10,227	242,482
Hooker Furniture Corp.	2,028	32,975
Hovnanian Enterprises Inc. Class A (a)	20,074	112,615
HSN Inc.	6,292	338,006
Iconix Brand Group Inc. (a)	10,611	312,070
Ignite Restaurant Group Inc. (a)	1,275	24,059
International Speedway Corp. Class A	5,179	162,983
Interval Leisure Group Inc.	7,327	145,954
iRobot Corp. (a)	5,260	209,190
Isle of Capri Casinos Inc. (a)	3,905	29,288
ITT Educational Services Inc. (a)	4,332	105,701
Jack in the Box Inc. (a)	8,272	325,007
JAKKS Pacific Inc.	3,578	40,253
Jamba Inc. (a)	3,117	46,537
Johnson Outdoors Inc. Class A (a)	934	23,257
Jones Group Inc., The	14,904	204,930
Jos. A. Bank Clothiers Inc. (a)	5,200	214,864
Journal Communications Inc. Class A (a)	8,182	61,283
JTH Holding Inc. Class A (a)	829	13,471
K12 Inc. (a)	5,086	133,609
KB Home	15,552	305,286
Kirkland’s Inc. (a)	2,545	43,901
Krispy Kreme Doughnuts Inc. (a)	12,181	212,558
La-Z-Boy Inc.	9,746	197,551
Leapfrog Enterprises Inc. (a)	11,827	116,378
Libbey Inc. (a)	3,905	93,603
Life Time Fitness Inc. (a)	8,005	401,131
LifeLock Inc. (a)	11,267	131,937
Lifetime Brands Inc.	1,868	25,367
LIN TV Corp. Class A (a)	5,313	81,289
Lincoln Educational Services Corp.	4,458	23,494
Lithia Motors Inc. Class A	4,111	219,157
Live Nation Entertainment Inc. (a)	26,193	405,992
Loral Space & Communications Inc.	2,422	145,272
Luby’s Inc. (a)	3,754	31,721
Lumber Liquidators Holdings Inc. (a)	5,111	397,994
M.D.C. Holdings Inc.	7,296	237,193
M/I Homes Inc. (a)	4,505	103,435
Mac-Gray Corp.	2,219	31,510
Maidenform Brands Inc. (a)	4,338	75,178
Marcus Corp.	3,504	44,571
Marine Products Corp.	1,947	15,615
MarineMax Inc. (a)	4,328	49,036
Marriott Vacations Worldwide Corp. (a)	5,410	233,928
Martha Stewart Living Omnimedia Inc. (a)	5,063	12,202
Matthews International Corp.	5,139	193,740
Mattress Firm Holding Corp. (a)	2,495	100,548

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
McClatchy Co. Class A, The (a)	11,283	$25,725
MDC Partners Inc. Class A	4,712	85,004
Media General Inc. Class A (a)	3,627	40,006
Men’s Wearhouse Inc., The	9,349	353,860
Meredith Corp.	6,643	316,871
Meritage Homes Corp. (a)	6,721	291,423
Modine Manufacturing Co. (a)	8,806	95,809
Monarch Casino & Resort Inc. (a)	1,635	27,566
Monro Muffler Brake Inc.	5,817	279,507
Morgans Hotel Group Co. (a)	4,932	39,752
Movado Group Inc.	3,291	111,335
Multimedia Games Holding Company Inc. (a)	5,380	140,257
NACCO Industries Inc. Class A	928	53,156
Nathan’s Famous Inc. (a)	518	27,066
National CineMedia Inc.	10,601	179,051
Nautilus Inc. (a)	5,755	50,011
New York & Co. Inc. (a)	5,408	34,341
New York Times Co. Class A, The (a)	24,007	265,517
Nexstar Broadcasting Group Inc. Class A	5,462	193,683
NutriSystem Inc.	5,373	63,294
Office Depot Inc. (a)	45,788	177,200
OfficeMax Inc.	16,196	165,685
Orbitz Worldwide Inc. (a)	4,571	36,705
Orient-Express Hotels Ltd. Class A (a)	17,813	216,606
Overstock.com Inc. (a)	2,088	58,882
Oxford Industries Inc.	2,506	156,374
Pacific Sunwear of California Inc. (a)	8,530	31,134
Papa John’s International Inc. (a)	2,980	194,803
Penske Automotive Group Inc.	7,855	239,892
Pep Boys-Manny, Moe & Jack, The (a)	9,899	114,630
Perry Ellis International Inc.	2,324	47,200
PetMed Express Inc.	3,716	46,822
Pier 1 Imports Inc.	17,634	414,223
Pinnacle Entertainment Inc. (a)	10,862	213,656
Pool Corp.	8,666	454,185
Quiksilver Inc. (a)	24,587	158,340
R.G. Barry Corp.	1,834	29,784
RadioShack Corp. (a)	18,779	59,342
ReachLocal Inc. (a)	1,912	23,441
Reading International Inc. Class A (a)	3,080	19,589
Red Robin Gourmet Burgers Inc. (a)	2,636	145,454
Regis Corp.	8,840	145,153
Remy International Inc.	2,571	47,743
Rent-A-Center Inc.	10,751	403,700
Rentrak Corp. (a)	1,941	38,956
Restoration Hardware Holdings Inc. (a)	3,287	246,525
Ruby Tuesday Inc. (a)	11,348	104,742
Rue21 Inc. (a)	2,731	113,637
Ruth’s Hospitality Group Inc.	6,732	81,255
Ryland Group Inc., The	8,579	344,018
Saga Communications Inc. Class A	892	40,952
Saks Inc. (a)	19,432	265,052
Salem Communications Corp. Class A	1,922	14,396
Scholastic Corp.	4,951	145,015
Scientific Games Corp. Class A (a)	8,903	100,159

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Hometown and Outlet Stores Inc. (a)	1,606	$70,214
Select Comfort Corp. (a)	10,354	259,471
SHFL entertainment Inc. (a)	10,487	185,725
Shiloh Industries Inc.	1,011	10,555
Shoe Carnival Inc.	2,780	66,748
Shutterfly Inc. (a)	7,064	394,101
Sinclair Broadcast Group Inc. Class A	12,731	374,037
Skechers U.S.A. Inc. (a)	7,200	172,872
Skullcandy Inc. (a)	3,166	17,286
Smith & Wesson Holding Corp. (a)	11,959	119,351
Sonic Automotive Inc.	7,248	153,223
Sonic Corp. (a)	10,464	152,356
Sotheby’s	12,699	481,419
Spartan Motors Inc.	6,455	39,505
Speedway Motorsports Inc.	2,162	37,619
Stage Stores Inc.	6,084	142,974
Standard Motor Products Inc.	3,696	126,921
Standard Pacific Corp. (a)	27,553	229,516
Stein Mart Inc.	5,114	69,806
Steiner Leisure Ltd. (a)	2,731	144,361
Steinway Musical Instruments Inc. (a)	1,272	38,707
Steven Madden Ltd. (a)	7,445	360,189
Stewart Enterprises Inc.	13,487	176,545
Stoneridge Inc. (a)	5,214	60,691
Strayer Education Inc.	2,011	98,197
Sturm, Ruger & Company Inc.	3,600	172,944
Superior Industries International Inc.	4,281	73,676
Systemax Inc.	2,095	19,714
Tenneco Inc. (a)	11,318	512,479
Texas Roadhouse Inc. Class A	11,611	290,507
Tile Shop Holdings Inc., The (a)	3,426	99,217
Tilly’s Inc. Class A (a)	1,793	28,688
Tower International Inc. (a)	1,123	22,224
Town Sports International Holdings Inc.	4,523	48,713
Trans World Entertainment Corp.	1,877	9,122
Tri Pointe Homes Inc. (a)	2,766	45,860
True Religion Apparel Inc.	4,853	153,646
Tuesday Morning Corp. (a)	7,884	81,757
Tumi Holdings Inc. (a)	8,890	213,360
Unifi Inc. (a)	2,758	57,008
Universal Electronics Inc. (a)	2,797	78,680
Universal Technical Institute Inc.	4,018	41,506
Vail Resorts Inc.	6,677	410,769
Valassis Communications Inc.	7,225	177,663
ValueVision Media Inc. Class A (a)	7,282	37,211
Vera Bradley Inc. (a)	4,014	86,943
Vitacost.com Inc. (a)	4,223	35,684
Vitamin Shoppe Inc. (a)	5,645	253,122
VOXX International Corp. (a)	3,512	43,092
West Marine Inc. (a)	3,118	34,298
Wet Seal Inc. Class A (a)	16,594	78,158
Weyco Group Inc.	1,248	31,450
William Lyon Homes Class A (a)	2,550	64,286
Winmark Corp.	429	27,829

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Winnebago Industries Inc. (a)	5,236	$109,904
WMS Industries Inc. (a)	10,185	259,819
Wolverine World Wide Inc.	9,328	509,402
World Wrestling Entertainment Inc.	5,230	53,921
Zagg Inc. (a)	5,694	30,463
Zale Corp. (a)	6,029	54,864
Zumiez Inc. (a)	3,929	112,954

		37,800,271

Consumer Staples (3.81%)
Alico Inc.	547	21,940
Alliance One International Inc. (a)	16,463	62,559
Andersons Inc., The	3,477	184,942
Annie’s Inc. (a)	2,540	108,560
Arden Group Inc. Class A	217	23,955
B&G Foods Inc. Class A	9,837	334,950
Boston Beer Co. Inc. (a)	1,530	261,079
Boulder Brands Inc. (a)	11,092	133,659
Calavo Growers Inc.	2,271	61,748
Cal-Maine Foods Inc.	2,768	128,740
Casey’s General Stores Inc.	7,133	429,121
Central Garden & Pet Co. (a)	7,755	53,510
Chefs’ Warehouse Inc., The (a)	2,583	44,428
Chiquita Brands International Inc. (a)	8,625	94,185
Coca-Cola Bottling Co. Consolidated	867	53,017
Craft Brew Alliance Inc. (a)	2,098	17,288
Darling International Inc. (a)	21,989	410,315
Diamond Foods Inc. (a)	4,154	86,196
Dole Food Company Inc. (a)	9,528	121,482
Elizabeth Arden Inc. (a)	4,749	214,037
Fairway Group Holdings Corp. (a)	2,916	70,480
Farmer Brothers Co. (a)	1,125	15,818
Female Health Co., The	4,030	39,736
Fresh Del Monte Produce Inc.	7,034	196,108
Griffin Land & Nurseries Inc.	530	15,116
Hain Celestial Group Inc., The (a)	7,142	464,016
Harbinger Group Inc. (a)	6,183	46,620
Harris Teeter Supermarkets Inc.	9,191	430,690
Ingles Markets Inc.	2,361	59,615
Inter Parfums Inc.	3,037	86,615
Inventure Foods Inc. (a)	2,514	21,017
J&J Snack Foods Corp.	2,780	216,284
John B. Sanfilippo & Son Inc.	1,525	30,744
Lancaster Colony Corp.	3,442	268,442
Lifevantage Corp. (a)	20,998	48,715
Lifeway Foods Inc.	853	14,808
Limoneira Co.	1,863	38,620
Medifast Inc. (a)	2,568	66,152
Nash Finch Co.	2,261	49,765
National Beverage Corp.	2,143	37,438
Natural Grocers by Vitamin Cottage Inc. (a)	1,642	50,902
Nature’s Sunshine Products Inc.	2,045	33,436
Nutraceutical International Corp.	1,605	32,806
Oil-Dri Corporation of America	907	24,915
Omega Protein Corp. (a)	3,637	32,660

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Orchids Paper Products Co.	1,071	$28,114
Pantry Inc., The (a)	4,318	52,593
Pilgrim’s Pride Corp. (a)	11,284	168,583
Post Holdings Inc. (a)	6,071	265,060
Prestige Brands Holdings Inc. (a)	9,520	277,413
PriceSmart Inc.	3,511	307,669
Revlon Inc. Class A (a)	2,125	46,878
Rite Aid Corp. (a)	135,793	388,368
Roundy’s Inc.	4,655	38,776
Sanderson Farms Inc.	4,281	284,344
Seaboard Corp.	55	148,940
Seneca Foods Corp. Class A (a)	1,523	46,726
Snyders-Lance Inc.	8,824	250,690
Spartan Stores Inc.	4,067	74,995
Spectrum Brands Holdings Inc.	4,001	227,537
Star Scientific Inc. (a)	30,860	42,895
SUPERVALU Inc. (a)	37,783	235,010
Susser Holdings Corp. (a)	3,355	160,637
Synutra International Inc. (a)	3,452	17,571
Tootsie Roll Industries Inc.	3,652	116,061
TreeHouse Foods Inc. (a)	6,740	441,740
United Natural Foods Inc. (a)	9,170	495,088
Universal Corp.	4,337	250,895
USANA Health Sciences Inc. (a)	1,115	80,704
Vector Group Ltd.	11,162	181,048
Village Super Market Inc. Class A	1,197	39,609
WD-40 Co.	2,879	156,848
Weis Markets Inc.	2,037	91,803

		10,153,824

Energy (5.48%)
Abraxas Petroleum Corp. (a)	15,239	32,002
Adams Resources & Energy Inc.	409	28,176
Alon USA Energy Inc.	4,318	62,438
Alpha Natural Resources Inc. (a)	41,010	214,892
Amyris Inc. (a)	4,955	14,320
Apco Oil and Gas International Inc. (a)	1,774	20,454
Approach Resources Inc. (a)	6,470	158,968
Arch Coal Inc.	39,486	149,257
Basic Energy Services Inc. (a)	5,576	67,414
Berry Petroleum Co.	9,794	414,482
Bill Barrett Corp. (a)	9,065	183,294
Bolt Technology Corp.	1,644	28,080
Bonanza Creek Energy Inc. (a)	5,470	193,966
BPZ Resources Inc. (a)	21,816	39,051
Bristow Group Inc.	6,723	439,146
C&J Energy Services Inc. (a)	8,379	162,301
Cal Dive International Inc. (a)	18,645	35,053
Callon Petroleum Co. (a)	7,740	26,084
CARBO Ceramics Inc.	3,673	247,670
Carrizo Oil & Gas Inc. (a)	7,506	212,645
Clayton Williams Energy Inc. (a)	1,090	47,415
Clean Energy Fuels Corp. (a)	12,639	166,835
Cloud Peak Energy Inc. (a)	11,325	186,636
Comstock Resources Inc.	8,983	141,303
Contango Oil & Gas Co.	2,430	82,012

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Crimson Exploration Inc. (a)	4,240	$11,957
Crosstex Energy Inc.	8,847	174,817
Dawson Geophysical Co. (a)	1,484	54,700
Delek US Holdings Inc.	6,905	198,726
Diamondback Energy Inc. (a)	3,311	110,323
Emerald Oil Inc. (a)	6,766	46,415
Endeavour International Corp. (a)	9,049	34,748
Energy XXI (Bermuda) Ltd.	14,760	327,377
EPL Oil & Gas Inc. (a)	5,555	163,095
Equal Energy Ltd.	6,487	26,207
Era Group Inc. (a)	3,729	97,513
Evolution Petroleum Corp. (a)	3,186	34,759
EXCO Resources Inc.	25,188	192,436
Exterran Holdings Inc. (a)	10,715	301,306
Forest Oil Corp. (a)	22,193	90,769
Forum Energy Technologies Inc. (a)	7,302	222,200
Frontline Ltd. (a)	9,105	16,116
FX Energy Inc. (a)	10,091	32,392
GasLog Ltd.	4,741	60,685
Gastar Exploration Ltd. (a)	11,141	29,746
Geospace Technologies Corp. (a)	2,404	166,068
Global Geophysical Services Inc. (a)	4,327	20,423
Goodrich Petroleum Corp. (a)	4,964	63,539
Green Plains Renewable Energy Inc. (a)	4,699	62,591
Gulf Island Fabrication Inc.	2,669	51,111
GulfMark Offshore Inc. Class A	4,966	223,917
Halcon Resources Corp. (a)	38,452	218,023
Hallador Energy Co.	1,546	12,445
Helix Energy Solutions Group Inc. (a)	19,704	453,980
Hercules Offshore Inc. (a)	29,684	208,975
Hornbeck Offshore Services Inc. (a)	6,658	356,203
ION Geophysical Corp. (a)	24,792	149,248
Isramco Inc. (a)	177	16,493
Key Energy Services Inc. (a)	28,327	168,546
KiOR Inc. Class A (a)	8,057	46,005
Knightsbridge Tankers Ltd.	4,503	33,142
Kodiak Oil & Gas Corp. (a)	49,381	438,997
L&L Energy Inc. (a)	5,553	19,880
Lufkin Industries Inc.	6,310	558,246
Magnum Hunter Resources Corp. (a)	31,936	116,566
Magnum Hunter Resources Corp. Warrants (a) (b)	2,188	0
Matador Resources Co. (a)	9,163	109,773
Matrix Service Co. (a)	4,845	75,485
Midstates Petroleum Company Inc. (a)	6,115	33,082
Miller Energy Resources Inc. (a)	5,918	23,672
Mitcham Industries Inc. (a)	2,452	41,145
Natural Gas Services Group (a)	2,278	53,510
Newpark Resources Inc. (a)	16,061	176,510
Nordic American Tankers Ltd.	12,243	92,680
Northern Oil and Gas Inc. (a)	11,867	158,306
Nuverra Environmental Solutions Inc. (a)	26,276	76,200
Panhandle Oil & Gas Inc.	1,330	37,905
Parker Drilling Co. (a)	22,169	110,402

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PDC Energy Inc. (a)	5,644	$290,553
Penn Virginia Corp. (a)	10,179	47,841
Petroquest Energy Inc. (a)	10,497	41,568
PHI Inc. (a)	2,348	80,536
Pioneer Energy Services Corp. (a)	11,560	76,527
Quicksilver Resources Inc. (a)	22,878	38,435
Renewable Energy Group Inc. (a)	3,927	55,881
Rentech Inc.	41,867	87,921
Resolute Energy Corp. (a)	12,551	100,157
REX American Resources Corp. (a)	1,022	29,403
Rex Energy Corp. (a)	8,401	147,690
RigNet Inc. (a)	2,220	56,566
Rosetta Resources Inc. (a)	11,361	483,070
Sanchez Energy Corp. (a)	5,272	121,045
Scorpio Tankers Inc.	30,190	271,106
SEACOR Holdings Inc.	3,728	309,610
SemGroup Corp. Class A	7,829	421,670
Ship Finance International Ltd.	9,504	141,039
Solazyme Inc. (a)	8,880	104,074
Stone Energy Corp. (a)	9,292	204,703
Swift Energy Co. (a)	8,010	96,040
Synergy Resources Corp. (a)	7,689	56,283
Targa Resources Corp.	6,116	393,442
Teekay Tankers Ltd. Class A	11,586	30,471
Tesco Corp. (a)	5,629	74,584
TETRA Technologies Inc. (a)	14,579	149,581
TGC Industries Inc.	2,718	22,342
Triangle Petroleum Corp. (a)	8,687	60,896
Uranium Energy Corp. (a)	15,538	27,813
Ur-Energy Inc. (a)	22,359	29,961
VAALCO Energy Inc. (a)	10,689	61,141
Vantage Drilling Co. (a)	37,291	76,074
W&T Offshore Inc.	6,466	92,399
Warren Resources Inc. (a)	13,830	35,266
Western Refining Inc.	10,082	283,002
Westmoreland Coal Co. (a)	2,200	24,706
Willbros Group Inc. (a)	7,406	45,473
ZaZa Energy Corp. (a)	6,712	8,057

		14,630,175

Financials (21.81%)
1st Source Corp.	2,822	67,052
1st United Bancorp Inc.	5,617	37,746
Acadia Realty Trust	10,260	253,319
Access National Corp.	1,374	17,835
AG Mortgage Investment Trust Inc.	5,172	97,285
Agree Realty Corp.	2,439	71,999
Alexander & Baldwin Inc. (a)	7,980	317,205
Alexander’s Inc.	393	115,428
Altisource Residential Corp. (a)	4,621	77,124
Ambac Financial Group Inc. (a)	8,350	198,980
American Assets Trust Inc.	6,271	193,523
American Capital Mortgage Investment Corp.	10,994	197,562
American Equity Investment Life Holding Co.	11,870	186,359

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American National Bankshares Inc.	1,469	$34,140
American Realty Capital Properties Inc.	28,630	436,894
American Residential Properties Inc. (a)	2,516	43,275
American Safety Insurance Holdings Ltd. (a)	1,771	51,270
Ameris Bancorp (a)	4,472	75,353
Amerisafe Inc.	3,412	110,515
Ames National Corp.	1,738	39,557
Amreit Inc. Class B	2,979	57,614
AmTrust Financial Services Inc.	5,232	186,782
Anworth Mortgage Asset Corp.	27,124	151,894
Apollo Commercial Real Estate Finance Inc.	6,797	107,936
Apollo Residential Mortgage Inc.	5,862	96,606
Ares Commercial Real Estate Corp.	1,342	17,191
Argo Group International Holdings Ltd.	5,055	214,281
Arlington Asset Investment Corp. Class A	2,695	72,064
Armada Hoffler Properties Inc.	3,494	41,159
Armour Residential REIT Inc.	69,638	327,995
Arrow Financial Corp.	1,970	48,758
Ashford Hospitality Trust Inc.	9,738	111,500
Associated Estates Realty Corp.	9,443	151,843
Astoria Financial Corp.	16,435	177,169
AV Homes Inc. (a)	1,770	31,382
Aviv REIT Inc.	2,127	53,792
Baldwin & Lyons Inc.	1,753	42,563
BancFirst Corp.	1,308	60,887
Banco Latinoamericano de Comercio Exterior SA	5,462	122,294
Bancorp Inc., The (a)	6,078	91,109
BancorpSouth Inc.	17,718	313,609
Bank Mutual Corp.	8,609	48,555
Bank of Kentucky Financial Corp., The	1,145	32,564
Bank of Marin Bancorp	1,022	40,880
Bank of the Ozarks Inc.	5,787	250,751
BankFinancial Corp.	3,921	33,328
Banner Corp.	3,648	123,266
Bar Harbor Bankshares	742	27,120
BBCN Bancorp Inc.	14,718	209,290
BBX Capital Corp. Class A (a)	1,324	17,093
Beneficial Mutual Bancorp Inc. (a)	5,978	50,215
Berkshire Hills Bancorp Inc.	4,649	129,056
BGC Partners Inc. Class A	23,582	138,898
BNC Bancorp	3,310	37,800
BofI Holding Inc. (a)	2,269	103,966
Boston Private Financial Holdings Inc.	14,787	157,334
Bridge Bancorp Inc.	1,675	37,688
Bridge Capital Holdings (a)	1,820	28,865
Brookline Bancorp Inc.	13,079	113,526
Bryn Mawr Bank Corp.	2,496	59,729
C&F Financial Corp.	613	34,162

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Calamos Asset Management Inc. Class A	3,720	$39,060
California First National Bancorp	425	7,012
Camden National Corp.	1,437	50,970
Campus Crest Communities Inc.	12,002	138,503
Capital Bank Financial Corp. Class A (a)	4,593	87,221
Capital City Bank Group Inc. (a)	2,290	26,404
Capitol Federal Financial Inc.	27,551	334,607
CapLease Inc.	16,470	139,007
Capstead Mortgage Corp.	17,814	215,549
Cardinal Financial Corp.	5,662	82,892
Cascade Bancorp (a)	1,276	7,924
Cash America International Inc.	5,311	241,438
Cathay General Bancorp	14,685	298,840
Cedar Realty Trust Inc.	11,030	57,135
Center Bancorp Inc.	2,229	28,286
Centerstate Banks Inc.	5,755	49,953
Central Pacific Financial Corp. (a)	4,072	73,296
Century Bancorp Inc. Class A	624	21,840
Chambers Street Properties	46,221	462,210
Charter Financial Corp.	4,174	42,074
Chatham Lodging Trust	3,286	56,453
Chemical Financial Corp.	5,146	133,745
Chemung Financial Corp.	636	21,300
Chesapeake Lodging Trust	9,058	188,316
CIFC Corp. (a)	1,412	10,661
Citizens & Northern Corp.	2,331	45,035
Citizens Inc. (a)	8,032	48,031
City Holding Co.	2,925	113,929
Clifton Savings Bancorp Inc.	1,641	19,446
CNB Financial Corp.	2,379	40,300
CNO Financial Group Inc.	41,303	535,287
CoBiz Financial Inc.	6,667	55,336
Cohen & Steers Inc.	3,485	118,420
Colonial Properties Trust	16,492	397,787
Colony Financial Inc.	12,035	239,376
Columbia Banking System Inc.	9,506	226,338
Community Bank System Inc.	7,418	228,845
Community Trust Bancorp Inc.	2,626	93,538
ConnectOne Bancorp Inc. (a)	302	9,283
Consolidated-Tomoka Land Co.	1,078	41,136
Consumer Portfolio Services Inc. (a)	3,153	23,143
Coresite Realty Corp.	3,864	122,914
Cousins Properties Inc.	19,907	201,061
Cowen Group Inc. Class A (a)	18,050	52,345
Crawford & Co. Class B	4,898	27,527
Credit Acceptance Corp. (a)	1,328	139,506
Crescent Financial Bancshares Inc. (a)	2,136	9,356
CU Bancorp (a)	1,723	27,223
CubeSmart	24,797	396,256
Customers Bancorp Inc. (a)	3,714	60,352
CVB Financial Corp.	17,119	201,319
CyrusOne Inc.	3,609	74,851
CYS Investments Inc.	32,509	299,408
DCT Industrial Trust Inc.	53,979	385,950
DFC Global Corp. (a)	7,527	103,948

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Diamond Hill Investment Group	530	$45,076
DiamondRock Hospitality Co.	36,325	338,549
Dime Community Bancshares	6,003	91,966
Donegal Group Inc.	1,462	20,424
Doral Financial Corp. (a)	25,294	20,994
DuPont Fabros Technology Inc.	11,616	280,526
Dynex Capital Inc.	10,326	105,222
Eagle Bancorp Inc. (a)	4,146	92,787
Eastern Insurance Holdings Inc.	1,191	22,331
EastGroup Properties Inc.	5,633	316,969
Education Realty Trust Inc.	21,335	218,257
eHealth Inc. (a)	3,603	81,860
Ellington Residential Mortgage REIT	1,175	20,974
EMC Insurance Group Inc.	864	22,689
Employers Holdings Inc.	5,766	140,979
Encore Capital Group Inc. (a)	4,343	143,797
Enstar Group Ltd. (a)	1,767	234,976
Enterprise Bancorp Inc.	1,316	24,333
Enterprise Financial Services Corp.	3,468	55,349
EPR Properties	8,754	440,064
Equity One Inc.	11,155	252,438
ESB Financial Corp.	2,462	29,864
ESSA Bancorp Inc.	1,664	18,237
EverBank Financial Corp.	14,936	247,340
Evercore Partners Inc. Class A	5,880	230,966
Excel Trust Inc.	8,868	113,599
EZCORP Inc. Class A (a)	9,479	160,006
F.N.B. Corp.	26,937	325,399
Farmers Capital Bank Corp. (a)	1,375	29,824
FBL Financial Group Inc.	1,659	72,183
FBR & Co. (a)	1,649	41,654
Federal Agricultural Mortgage Corp. Class C	1,880	54,294
FelCor Lodging Trust Inc. (a)	23,153	136,834
Fidelity Southern Corp. (a)	1,963	24,282
Financial Engines Inc.	9,101	414,915
Financial Institutions Inc.	2,567	47,258
First American Financial Corp.	20,121	443,467
First Bancorp (North Carolina)	3,637	51,282
First BanCorp (Puerto Rico) (a)	13,388	94,787
First Bancorp Inc.	1,755	30,677
First Busey Corp.	13,603	61,214
First Cash Financial Services Inc. (a)	5,420	266,718
First Commonwealth Financial Corp.	18,288	134,783
First Community Bancshares Inc.	3,409	53,453
First Connecticut Bancorp Inc.	3,113	43,333
First Defiance Financial Corp.	1,790	40,364
First Federal Bancshares of Arkansas Inc. (a)	565	4,464
First Financial Bancorp	10,811	161,084
First Financial Bankshares Inc.	5,876	327,058
First Financial Corp. Indiana	2,109	65,358
First Financial Holdings Inc.	3,061	64,924
First Financial Northwest Inc.	3,136	32,332
First Industrial Realty Trust Inc.	20,012	303,582
First Interstate BancSystem Inc.	3,250	67,372
First M&F Corp.	1,528	24,158

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Marblehead Corp., The (a)	16,792	$19,815
First Merchants Corp.	5,345	91,667
First Midwest Bancorp Inc.	13,994	191,998
First NBC Bank Holding Co. (a)	766	18,690
First of Long Island Corp., The	1,470	48,789
First PacTrust Bancorp Inc.	2,078	28,219
First Potomac Realty Trust	10,888	142,197
First Security Group Inc. (a)	11,512	24,981
FirstMerit Corp.	30,841	617,745
Flagstar Bancorp Inc. (a)	3,669	51,219
Flushing Financial Corp.	5,756	94,686
FNB United Corp. (a)	1,876	15,214
Forestar Group Inc. (a)	6,452	129,427
Fortegra Financial Corp. (a)	1,138	7,818
Fox Chase Bancorp	2,312	39,304
Franklin Financial Corp.	2,036	36,668
Franklin Street Properties Corp.	16,699	220,427
FXCM Inc. Class A	6,781	111,276
Gain Capital Holdings Inc.	2,125	13,409
GAMCO Investors Inc.	1,125	62,336
Geo Group Inc., The	13,320	452,214
German American Bancorp Inc.	2,428	54,679
Getty Realty Corp.	4,801	99,141
GFI Group Inc.	13,020	50,908
Glacier Bancorp Inc.	13,417	297,723
Gladstone Commercial Corp.	2,332	43,468
Glimcher Realty Trust	26,836	293,049
Global Indemnity PLC (a)	1,752	41,260
Government Properties Income Trust	10,137	255,655
Gramercy Property Trust Inc. (a)	11,034	49,653
Great Southern Bancorp Inc.	1,932	52,087
Green Dot Corp. Class A (a)	4,791	95,580
Greenhill & Co. Inc.	5,245	239,906
Greenlight Capital Re Ltd. Class A (a)	5,244	128,635
Guaranty Bancorp	2,818	31,984
Hallmark Financial Services Inc. (a)	2,731	24,961
Hampton Roads Bankshares Inc. (a)	5,921	7,638
Hancock Holding Co.	15,769	474,174
Hanmi Financial Corp. (a)	5,894	104,147
Hannon Armstrong Sustainable Infrastructure Capital Inc. (a)	2,736	32,504
HCI Group Inc.	1,727	53,053
Health Insurance Innovations Inc. Class A (a)	853	8,974
Healthcare Realty Trust Inc.	16,758	427,329
Heartland Financial USA Inc.	2,738	75,268
Heritage Commerce Corp. (a)	3,946	27,622
Heritage Financial Corp.	2,870	42,046
Heritage Oaks Bancorp (a)	3,662	22,595
Hersha Hospitality Trust	37,568	211,884
HFF Inc. Class A	6,145	109,197
Highwoods Properties Inc.	15,260	543,409
Hilltop Holdings Inc. (a)	11,519	188,912
Hingham Institution for Savings	239	16,223
Home Bancorp Inc. (a)	1,273	23,550
Home Bancshares Inc.	8,454	219,550

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Home Federal Bancorp Inc.	2,751	$35,048
Home Loan Servicing Solutions Ltd.	10,589	253,818
HomeStreet Inc.	2,410	51,694
HomeTrust Bancshares Inc. (a)	3,886	65,907
Horace Mann Educators Corp.	7,392	180,217
Horizon Bancorp	1,597	32,595
Horizon Technology Finance Corp.	1,455	19,992
Hudson Pacific Properties Inc.	8,079	171,921
Hudson Valley Holding Corp.	3,048	51,755
IBERIABANK Corp.	5,525	296,195
ICG Group Inc. (a)	7,113	81,088
Imperial Holdings Inc. (a)	3,178	21,769
Independence Holding Co.	1,542	18,226
Independent Bank Corp.	4,252	146,694
Independent Bank Group Inc. (a)	694	21,098
Infinity Property & Casualty Corp.	2,143	128,066
Inland Real Estate Corp.	15,802	161,496
International Bancshares Corp.	9,943	224,513
Intervest Bancshares Corp. Class A (a)	3,272	21,857
INTL FCStone Inc. (a)	2,578	44,986
Invesco Mortgage Capital	25,165	416,732
Investment Technology Group Inc. (a)	6,929	96,867
Investors Bancorp Inc.	8,644	182,216
Investors Real Estate Trust	18,640	160,304
Investors Title Co.	242	17,167
iStar Financial Inc. (a)	15,855	179,003
Janus Capital Group Inc.	27,675	235,514
JAVELIN Mortgage Investment Corp.	2,492	35,112
JMP Group Inc.	2,812	18,672
Kansas City Life Insurance Co.	743	28,435
Kearny Financial Corp. (a)	2,714	28,470
Kennedy-Wilson Holdings Inc.	9,736	162,007
Kite Realty Group Trust	16,921	102,034
Knight Capital Group Inc. Class A (a)	35,000	125,650
Ladenburg Thalmann Financial Services Inc. (a)	19,147	31,593
Lakeland Bancorp Inc.	5,627	58,690
Lakeland Financial Corp.	3,061	84,943
LaSalle Hotel Properties	17,769	438,894
LCNB Corp.	1,076	24,059
Lexington Realty Trust	31,359	366,273
LTC Properties Inc.	6,472	252,732
Macatawa Bank Corp. (a)	4,344	21,894
Maiden Holdings Ltd.	9,296	104,301
MainSource Financial Group Inc.	3,863	51,880
Manning & Napier Inc.	2,586	45,927
MarketAxess Holdings Inc.	6,962	325,474
Marlin Business Services Corp.	1,580	35,992
MB Financial Inc.	10,202	273,414
Meadowbrook Insurance Group Inc.	9,290	74,599
Medical Properties Trust Inc.	27,951	400,258
Mercantile Bank Corp.	1,643	29,525
Merchants Bancshares Inc.	1,049	31,019
Meridian Interstate Bancorp Inc. (a)	1,570	29,563
Meta Financial Group Inc.	994	26,122
Metro Bancorp Inc. (a)	2,638	52,839

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MetroCorp Bancshares Inc.	3,033	$29,602
MGIC Investment Corp. (a)	60,255	365,748
Middleburg Financial Corp.	969	18,508
MidSouth Bancorp Inc.	1,500	23,295
MidWestOne Financial Group Inc.	1,263	30,388
Monmouth Real Estate Investment Corp. Class A	7,955	78,516
Montpelier Re Holdings Ltd.	8,605	215,211
MPG Office Trust Inc. (a)	10,646	33,428
NASB Financial Inc. (a)	752	19,680
National Bank Holdings Corp. Class A	9,698	191,051
National Bankshares Inc.	1,322	46,971
National Financial Partners Corp. (a)	7,468	189,015
National Health Investors Inc.	4,586	274,518
National Interstate Corp.	1,192	34,866
National Penn Bancshares Inc.	21,822	221,712
National Western Life Insurance Co.	405	76,889
Navigators Group Inc., The (a)	1,901	108,433
NBT Bancorp Inc.	8,171	172,980
Nelnet Inc. Class A	4,271	154,140
Netspend Holdings Inc. (a)	6,542	104,476
New Residential Investment Corp.	46,928	316,295
New York Mortgage Trust Inc.	11,953	80,922
NewBridge Bancorp (a)	4,622	27,686
NewStar Financial Inc. (a)	4,917	65,494
Nicholas Financial Inc.	1,897	28,683
Northfield Bancorp Inc.	10,734	125,802
Northrim BanCorp Inc.	1,205	29,149
NorthStar Realty Finance Corp.	36,844	335,280
Northwest Bancshares Inc.	17,449	235,736
OceanFirst Financial Corp.	2,589	40,259
OFG Bancorp	8,508	154,080
Old National Bancorp	18,879	261,097
OmniAmerican Bancorp Inc. (a)	2,125	46,814
One Liberty Properties Inc.	2,135	46,885
OneBeacon Insurance Group Ltd. Class A	4,272	61,859
Oppenheimer Holdings Inc. Class A	1,853	35,281
Oritani Financial Corp.	8,469	132,794
Pacific Continental Corp.	3,383	39,919
Pacific Premier Bancorp Inc. (a)	2,824	34,509
PacWest Bancorp	7,055	216,236
Palmetto Bancshares Inc. (a)	810	10,530
Park National Corp.	2,148	147,761
Park Sterling Corp. (a)	8,343	49,307
Parkway Properties Inc.	8,081	135,438
Peapack-Gladstone Financial Corp.	1,647	28,822
Pebblebrook Hotel Trust	11,429	295,440
Penns Woods Bancorp Inc.	739	30,935
Pennsylvania Real Estate Investment Trust	12,672	239,247
PennyMac Financial Services Inc. Class A (a)	2,351	50,006
PennyMac Mortgage Investment Trust	11,454	241,107
Peoples Bancorp Inc.	2,016	42,497
PHH Corp. (a)	10,624	216,517
Phoenix Companies Inc., The (a)	1,073	46,139

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PICO Holdings Inc. (a)	4,231	$88,682
Pinnacle Financial Partners Inc. (a)	6,494	166,961
Piper Jaffray Companies Inc. (a)	3,192	100,899
Platinum Underwriters Holdings Ltd.	5,905	337,884
Portfolio Recovery Associates Inc. (a)	3,148	483,627
Potlatch Corp.	7,546	305,160
Preferred Bank (a)	2,241	36,932
Primerica Inc.	10,591	396,527
PrivateBancorp Inc.	12,084	256,302
Prosperity Bancshares Inc.	11,201	580,100
Provident Financial Holdings Inc.	1,670	26,520
Provident Financial Services Inc.	11,123	175,521
Provident New York Bancorp	8,193	76,523
PS Business Parks Inc.	3,399	245,306
Pzena Investment Management Inc. Class A	1,958	12,766
Radian Group Inc.	32,169	373,804
RAIT Financial Trust	13,048	98,121
Ramco-Gershenson Properties Trust	11,136	172,942
Redwood Trust Inc.	15,271	259,607
Regional Management Corp. (a)	1,004	25,100
Renasant Corp.	4,716	114,787
Republic Bancorp Inc. Class A	1,836	40,245
Resource America Inc. Class A	2,181	18,538
Resource Capital Corp.	23,678	145,620
Retail Opportunity Investments Corp.	12,462	173,222
RLI Corp.	3,956	302,278
RLJ Lodging Trust	23,024	517,810
Rockville Financial Inc.	5,141	67,244
Roma Financial Corp.	1,366	24,807
Rouse Properties Inc.	4,174	81,894
Ryman Hospitality Properties Inc.	8,201	319,921
S&T Bancorp Inc.	5,529	108,368
Sabra Health Care REIT Inc.	6,973	182,065
Safeguard Scientifics Inc. (a)	3,914	62,820
Safety Insurance Group Inc.	2,398	116,327
Sandy Spring Bancorp Inc.	4,621	99,906
Saul Centers Inc.	1,492	66,334
SCBT Financial Corp.	3,152	158,829
Seacoast Banking Corporation of Florida (a)	13,743	30,235
Select Income REIT	3,185	89,307
Selective Insurance Group Inc.	10,326	237,705
Sierra Bancorp	2,278	33,714
Silver Bay Realty Trust Corp.	2,860	47,362
Simmons First National Corp.	3,094	80,722
Southside Bancshares Inc.	3,348	79,950
Southwest Bancorp Inc. (a)	3,675	48,510
Sovran Self Storage Inc.	5,856	379,410
Spirit Realty Capital Inc.	10,684	189,320
STAG Industrial Inc.	7,770	155,012
State Auto Financial Corp.	2,850	51,784
State Bank Financial Corp.	5,933	89,173
StellarOne Corp.	4,253	83,571
Sterling Bancorp NY	5,672	65,909
Sterling Financial Corp.	6,309	150,028

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stewart Information Services Corp.	3,930	$102,927
Stifel Financial Corp. (a)	11,814	421,405
Strategic Hotels & Resorts Inc. (a)	33,755	299,069
Suffolk Bancorp (a)	2,129	34,788
Summit Hotel Properties Inc.	12,183	115,129
Sun Bancorp Inc. (a)	7,731	26,208
Sun Communities Inc.	6,684	332,596
Sunstone Hotel Investors Inc. (a)	30,309	366,133
Susquehanna Bancshares Inc.	34,710	446,024
SWS Group Inc. (a)	5,507	30,013
SY Bancorp Inc.	2,575	63,165
Symetra Financial Corp.	15,111	241,625
Taylor Capital Group Inc. (a)	3,195	53,964
Tejon Ranch Co. (a)	2,562	72,991
Terreno Realty Corp.	3,505	64,948
Territorial Bancorp Inc.	1,999	45,197
Texas Capital Bancshares Inc. (a)	7,591	336,737
Thomas Properties Group Inc.	5,685	30,130
Tompkins Financial Corp.	2,670	120,657
Tower Group International Ltd.	10,645	218,329
TowneBank	4,937	72,673
Tree.com Inc.	1,141	19,557
Trico Bancshares	3,005	64,097
Tristate Capital Holdings Inc. (a)	1,193	16,404
Trustco Bank Corp. NY	17,593	95,706
Trustmark Corp.	12,505	307,373
UMB Financial Corp.	6,039	336,191
UMH Properties Inc.	2,662	27,339
Umpqua Holdings Corp.	20,843	312,853
Union First Market Bankshares Corp.	3,780	77,830
United Bankshares Inc.	7,972	210,859
United Community Banks Inc. (a)	8,086	100,428
United Community Financial Corp. (a)	7,222	33,582
United Financial Bancorp Inc.	3,691	55,919
United Fire Group Inc.	3,871	96,117
Universal Health Realty Income Trust	2,229	96,137
Universal Insurance Holdings Inc.	5,431	38,451
Univest Corp. of Pennsylvania	3,143	59,937
Urstadt Biddle Properties Inc.	4,684	94,476
ViewPoint Financial Group Inc.	7,402	154,036
Virginia Commerce Bancorp (a)	5,062	70,666
Virtus Investment Partners Inc. (a)	1,080	190,372
Walker & Dunlop Inc. (a)	3,059	53,532
Walter Investment Management Corp. (a)	6,879	232,579
Washington Banking Co.	2,841	40,342
Washington Real Estate Investment Trust	12,376	333,038
Washington Trust Bancorp Inc.	2,699	76,975
Waterstone Financial Inc. (a)	1,455	14,783
Webster Financial Corp.	16,781	430,936
WesBanco Inc.	4,860	128,450
West Bancorporation	2,929	34,416
Westamerica Bancorporation	5,026	229,638
Western Alliance Bancorp (a)	13,746	217,599
Western Asset Mortgage Capital Corp.	4,494	78,465

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Westfield Financial Inc.	3,646	$25,522
Westwood Holdings Group Inc.	1,303	55,925
WhiteHorse Finance Inc.	1,260	19,845
Whitestone REIT Class B	3,145	49,565
Wilshire Bancorp Inc.	11,512	76,209
Winthrop Realty Trust	5,413	65,118
Wintrust Financial Corp.	6,896	263,979
WisdomTree Investments Inc. (a)	18,668	215,989
World Acceptance Corp. (a)	1,733	150,667
WSFS Financial Corp.	1,467	76,856
Yadkin Financial Corp. (a)	2,629	36,911
ZAIS Financial Corp.	1,047	19,029

		58,205,844

Health Care (12.09%)
Abaxis Inc.	4,115	195,504
Abiomed Inc. (a)	7,198	155,189
Acadia Healthcare Company Inc. (a)	6,587	217,832
ACADIA Pharmaceuticals Inc. (a)	13,033	236,549
Accelerate Diagnostics Inc. (a)	1,922	15,607
Accretive Health Inc. (a)	10,952	118,391
Accuray Inc. (a)	13,796	79,189
AcelRx Pharmaceuticals Inc. (a)	3,876	35,931
Achillion Pharmaceuticals Inc. (a)	17,925	146,626
Acorda Therapeutics Inc. (a)	7,546	248,943
Addus HomeCare Corp. (a)	1,013	19,997
Aegerion Pharmaceuticals Inc. (a)	5,379	340,706
Affymetrix Inc. (a)	13,227	58,728
Air Methods Corp.	7,233	245,054
Akorn Inc. (a)	10,815	146,219
Albany Molecular Research Inc. (a)	4,309	51,148
Align Technology Inc. (a)	13,606	503,966
Alimera Sciences Inc. (a)	3,129	15,270
Alliance HealthCare Services Inc. (a)	918	14,358
Almost Family Inc.	1,584	30,096
Alnylam Pharmaceuticals Inc. (a)	10,806	335,094
Alphatec Holdings Inc. (a)	11,416	23,403
AMAG Pharmaceuticals Inc. (a)	3,983	88,622
Amedisys Inc. (a)	5,867	68,175
Amicus Therapeutics Inc. (a)	5,829	13,582
AMN Healthcare Services Inc. (a)	8,546	122,379
Ampio Pharmaceuticals Inc. (a)	5,239	30,229
Amsurg Corp. (a)	5,946	208,705
Anacor Pharmaceuticals Inc. (a)	4,689	26,212
Analogic Corp.	2,279	165,980
Angiodynamics Inc. (a)	4,644	52,384
Anika Therapeutics Inc. (a)	2,283	38,811
Antares Pharma Inc. (a)	20,956	87,177
Arena Pharmaceuticals Inc. (a)	40,522	312,019
ArQule Inc. (a)	10,778	25,005
Array Biopharma Inc. (a)	21,759	98,786
ArthroCare Corp. (a)	5,247	181,179
Assisted Living Concepts Inc. Class A (a)	3,735	44,671
Astex Pharmaceuticals Inc. (a)	17,500	71,925
athenahealth Inc. (a)	6,833	578,892

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AtriCure Inc. (a)	3,877	$36,832
Atrion Corp.	293	64,082
Auxilium Pharmaceuticals Inc. (a)	9,137	151,948
AVANIR Pharmaceuticals Inc. Class A (a)	27,150	124,890
Aveo Pharmaceuticals Inc. (a)	9,567	23,918
BioDelivery Sciences International Inc. (a)	5,765	23,406
Biolase Inc. (a)	5,880	21,050
Bio-Reference Laboratories Inc. (a)	4,553	130,899
BioScrip Inc. (a)	10,838	178,827
BioTime Inc. (a)	6,981	27,645
Cadence Pharmaceuticals Inc. (a)	11,396	77,721
Cambrex Corp. (a)	5,578	77,925
Cantel Medical Corp.	4,074	137,986
Capital Senior Living Corp. (a)	5,321	127,172
Cardiovascular Systems Inc. (a)	3,885	82,362
Cell Therapeutics Inc. (a)	20,728	21,764
Celldex Therapeutics Inc. (a)	15,050	234,930
Cempra Inc. (a)	2,699	21,133
Centene Corp. (a)	10,116	530,685
Cepheid Inc. (a)	12,463	428,976
Cerus Corp. (a)	13,045	57,659
Chelsea Therapeutics International Ltd. (a)	12,409	28,541
Chemed Corp.	3,508	254,084
ChemoCentryx Inc. (a)	4,531	64,068
Chimerix Inc. (a)	1,558	37,766
Chindex International Inc. (a)	2,284	37,046
Clovis Oncology Inc. (a)	2,597	173,947
Computer Programs & Systems Inc.	2,065	101,474
Conmed Corp.	5,165	161,355
Corcept Therapeutics Inc. (a)	10,331	17,873
Cornerstone Therapeutics Inc. (a)	1,538	12,304
Coronado Biosciences Inc. (a)	4,093	35,200
Corvel Corp. (a)	2,256	66,033
Cross Country Healthcare Inc. (a)	4,868	25,119
CryoLife Inc.	5,156	32,277
Curis Inc. (a)	14,815	47,260
Cutera Inc. (a)	2,701	23,769
Cyberonics Inc. (a)	5,143	267,230
Cynosure Inc. Class A (a)	3,382	87,864
Cytokinetics Inc. (a)	4,585	53,048
Cytori Therapeutics Inc. (a)	11,722	26,961
Dendreon Corp. (a)	29,255	120,531
DepoMed Inc. (a)	10,573	59,315
Derma Sciences Inc. (a)	2,533	33,816
Dexcom Inc. (a)	13,113	294,387
Durata Therapeutics Inc. (a)	2,528	18,202
Dyax Corp. (a)	20,276	70,155
Dynavax Technologies Corp. (a)	34,707	38,178
Emergent Biosolutions Inc. (a)	5,049	72,807
Emeritus Corp. (a)	7,490	173,618
Enanta Pharmaceuticals Inc. (a)	660	11,689
Endocyte Inc. (a)	5,653	74,224
Endologix Inc. (a)	11,668	154,951
Ensign Group Inc., The	3,605	126,968

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Enzon Pharmaceuticals Inc.	7,361	$14,722
Epizyme Inc. (a)	1,091	30,690
Exact Sciences Corp. (a)	11,931	165,960
Exactech Inc. (a)	1,714	33,852
ExamWorks Group Inc. (a)	5,585	118,570
Exelixis Inc. (a)	34,117	154,891
Fibrocell Science Inc. (a)	3,055	18,697
Five Star Quality Care Inc. (a)	7,876	44,184
Fluidigm Corp. (a)	4,754	83,005
Furiex Pharmaceuticals Inc. (a)	1,245	42,417
Galena Biopharma Inc. (a)	15,432	34,259
GenMark Diagnostics Inc. (a)	5,403	55,867
Genomic Health Inc. (a)	3,102	98,364
Gentiva Health Services Inc. (a)	5,799	57,758
Geron Corp. (a)	23,966	35,949
Globus Medical Inc. Class A (a)	10,142	170,994
Greatbatch Inc. (a)	4,453	146,014
Greenway Medical Technologies Inc. (a)	2,660	32,824
GTx Inc. (a)	4,819	31,805
Haemonetics Corp. (a)	9,501	392,866
Halozyme Therapeutics Inc. (a)	16,540	131,328
Hanger Inc. (a)	6,453	204,108
Harvard Bioscience Inc. (a)	4,555	21,545
Healthsouth Corp. (a)	16,232	467,482
HealthStream Inc. (a)	3,729	94,418
Healthways Inc. (a)	6,350	110,363
HeartWare International Inc. (a)	3,043	289,420
Hi-Tech Pharmacal Co. Inc.	2,044	67,861
HMS Holdings Corp. (a)	16,311	380,046
Horizon Pharma Inc. (a)	9,481	23,323
Hyperion Therapeutics Inc. (a)	1,551	34,122
ICU Medical Inc. (a)	2,396	172,656
Idenix Pharmaceuticals Inc. (a)	18,494	66,763
ImmunoGen Inc. (a)	15,732	260,994
Immunomedics Inc. (a)	13,733	74,708
Impax Laboratories Inc. (a)	12,729	253,944
Infinity Pharmaceuticals Inc. (a)	8,899	144,609
Insmed Inc. (a)	5,242	62,694
Insulet Corp. (a)	9,951	312,561
Insys Therapeutics Inc. (a)	942	13,037
Integra LifeSciences Holdings Corp. (a)	3,739	136,960
Intercept Pharmaceuticals Inc. (a)	1,162	52,104
InterMune Inc. (a)	15,186	146,089
Invacare Corp.	5,909	84,853
IPC The Hospitalist Co. (a)	3,119	160,192
Ironwood Pharmaceuticals Inc. (a)	17,282	171,956
Isis Pharmaceuticals Inc. (a)	20,892	561,368
KaloBios Pharmaceuticals Inc. (a)	1,518	8,592
Keryx Biopharmaceuticals Inc. (a)	15,180	113,395
Kindred Healthcare Inc. (a)	10,088	132,455
KYTHERA Biopharmaceuticals Inc. (a)	1,887	51,043
Landauer Inc.	1,772	85,605
Lannett Company Inc. (a)	3,038	36,183
Lexicon Pharmaceuticals Inc. (a)	42,175	91,520
LHC Group Inc. (a)	2,254	44,133

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ligand Pharmaceuticals Inc. Class B (a)	3,336	$124,833
Luminex Corp. (a)	6,949	143,219
Magellan Health Services Inc. (a)	5,030	282,082
MAKO Surgical Corp. (a)	7,811	94,123
MannKind Corp. (a)	27,669	179,848
Masimo Corp.	9,067	192,220
MedAssets Inc. (a)	11,322	200,852
Medical Action Industries Inc. (a)	2,667	20,536
Medicines Co., The (a)	10,415	320,365
Medidata Solutions Inc. (a)	4,946	383,068
MEI Pharma Inc. (a)	1,758	12,535
Merge Healthcare Inc. (a)	12,151	43,744
Meridian Bioscience Inc.	7,722	166,023
Merit Medical Systems Inc. (a)	7,848	87,505
Merrimack Pharmaceuticals Inc. (a)	16,824	113,226
MiMedx Group Inc. (a)	15,621	110,284
Molina Healthcare Inc. (a)	5,269	195,901
Momenta Pharmaceuticals Inc. (a)	8,785	132,302
MWI Veterinary Supply Inc. (a)	2,380	293,311
Nanosphere Inc. (a)	7,775	23,869
National Healthcare Corp.	2,002	95,696
National Research Corp. Class A (a)	1,572	28,296
National Research Corp. Class B	241	8,421
Natus Medical Inc. (a)	5,674	77,450
Navidea Biopharmaceuticals Inc. (a)	22,214	59,311
Nektar Therapeutics (a)	21,496	248,279
Neogen Corp. (a)	4,450	247,242
NeoGenomics Inc. (a)	6,019	23,956
Neurocrine Biosciences Inc. (a)	12,426	166,260
NewLink Genetics Corp. (a)	3,135	61,822
Novavax Inc. (a)	24,843	50,928
NPS Pharmaceuticals Inc. (a)	18,658	281,736
NuVasive Inc. (a)	8,222	203,823
NxStage Medical Inc. (a)	11,098	158,479
Omeros Corp. (a)	5,687	28,662
Omnicell Inc. (a)	6,432	132,178
Omthera Pharmaceuticals Inc. (a)	1,091	14,510
OncoGenex Pharmaceutical Inc. (a)	2,802	27,460
Opko Health Inc. (a)	26,408	187,497
Optimer Pharmaceuticals Inc. (a)	9,011	130,389
OraSure Technologies Inc. (a)	10,551	40,938
Orexigen Therapeutics Inc. (a)	17,581	102,849
Orthofix International NV (a)	3,605	96,974
Osiris Therapeutics Inc. (a)	3,117	31,388
OvaScience Inc. (a)	1,637	22,476
Owens & Minor Inc.	11,775	398,348
Pacific Biosciences of California Inc. (a)	8,356	21,057
Pacira Pharmaceuticals Inc. (a)	5,126	148,654
Parexel International Corp. (a)	10,574	485,770
PDL BioPharma Inc.	26,070	201,260
Peregrine Pharmaceuticals Inc. (a)	25,425	32,798
Pernix Therapeutics Holdings Inc. (a)	3,161	11,411
PharMerica Corp. (a)	5,567	77,159
PhotoMedex Inc. (a)	2,541	40,504
Portola Pharmaceuticals Inc. (a)	1,790	43,980

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Pozen Inc. (a)	5,217	$26,137
Progenics Pharmaceuticals Inc. (a)	9,431	42,062
Prothena Corp. PLC (a)	2,177	28,105
Providence Service Corp. (a)	1,980	57,598
Puma Biotechnology Inc. (a)	4,115	182,583
Quality Systems Inc.	7,422	138,866
Questcor Pharmaceuticals Inc.	9,651	438,734
Quidel Corp. (a)	5,235	133,650
Raptor Pharmaceutical Corp. (a)	10,340	96,679
Receptos Inc. (a)	1,059	21,064
Regulus Therapeutics Inc. (a)	1,680	16,481
Repligen Corp. (a)	5,903	48,641
Repros Therapeutics Inc. (a)	3,530	65,128
Rigel Pharmaceuticals Inc. (a)	16,277	54,365
Rochester Medical Corp. (a)	1,976	29,106
Rockwell Medical Inc. (a)	7,534	27,198
RTI Biologics Inc. (a)	10,494	39,457
Sagent Pharmaceuticals Inc. (a)	3,076	64,534
Sangamo BioSciences Inc. (a)	10,019	78,248
Santarus Inc. (a)	10,317	217,173
Sarepta Therapeutics Inc. (a)	5,935	225,827
SciClone Pharmaceuticals Inc. (a)	10,089	50,041
Select Medical Holdings Corp.	8,971	73,562
Sequenom Inc. (a)	21,404	90,111
SIGA Technologies Inc. (a)	6,754	19,181
Skilled Healthcare Group Inc. Class A (a)	3,788	25,304
Solta Medical Inc. (a)	13,287	30,294
Spectranetics Corp. (a)	7,524	140,548
Spectrum Pharmaceuticals Inc.	11,178	83,388
STAAR Surgical Co. (a)	6,857	69,599
Stemline Therapeutics Inc. (a)	1,694	40,385
STERIS Corp.	10,967	470,265
Sucampo Pharmaceuticals Inc. Class A (a)	2,523	16,601
Sunesis Pharmaceuticals Inc. (a)	5,868	30,572
Supernus Pharmaceuticals Inc. (a)	2,753	17,702
SurModics Inc. (a)	2,687	53,767
Symmetry Medical Inc. (a)	7,068	59,513
Synageva BioPharma Corp. (a)	3,169	133,098
Synergy Pharmaceuticals Inc. (a)	14,917	64,441
Synta Pharmaceuticals Corp. (a)	7,706	38,453
Targacept Inc. (a)	5,426	23,169
Team Health Holdings Inc. (a)	12,769	524,423
TearLab Corp. (a)	4,753	50,477
Tesaro Inc. (a)	2,485	81,359
Tetraphase Pharmaceuticals Inc. (a)	2,095	14,728
TG Therapeutics Inc. (a)	2,340	14,953
TherapeuticsMD Inc. (a)	14,438	43,747
Thoratec Corp. (a)	10,651	333,483
Threshold Pharmaceuticals Inc. (a)	8,802	46,299
Tornier NV (a)	4,810	84,175
Triple-S Management Corp. Class B (a)	4,372	93,867
Trius Therapeutics Inc. (a)	6,901	56,036
U.S. Physical Therapy Inc.	2,280	63,019
Unilife Corp. (a)	17,047	54,039
Universal American Corp.	7,084	62,977

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
USMD Holdings Inc. (a)	190	$5,622
Utah Medical Products Inc.	608	33,014
Vanda Pharmaceuticals Inc. (a)	5,293	42,767
Vanguard Health Systems Inc. (a)	6,293	130,517
Vascular Solutions Inc. (a)	3,075	45,233
Verastem Inc. (a)	2,636	36,588
Vical Inc. (a)	14,363	44,956
ViroPharma Inc. (a)	12,146	347,983
VIVUS Inc. (a)	18,725	235,560
Vocera Communications Inc. (a)	3,906	57,418
Volcano Corp. (a)	10,103	183,167
WellCare Health Plans Inc. (a)	8,079	448,788
West Pharmaceutical Services Inc.	6,433	451,983
Wright Medical Group Inc. (a)	7,518	197,047
Xenoport Inc. (a)	8,290	41,036
XOMA Corp. (a)	11,712	42,515
Zeltiq Aesthetics Inc. (a)	3,279	20,953
ZIOPHARM Oncology Inc. (a)	13,029	27,361
Zogenix Inc. (a)	13,231	22,620

		32,266,668

Industrials (14.07%)
A.T. Cross Co. Class A (a)	1,742	29,527
Aaon Inc.	3,491	115,482
AAR Corp.	7,401	162,674
ABM Industries Inc.	10,158	248,971
Acacia Research Corp.	9,152	204,547
ACCO Brands Corp. (a)	21,131	134,391
Accuride Corp. (a)	7,490	37,899
Aceto Corp.	5,104	71,099
Acorn Energy Inc.	3,483	29,397
Actuant Corp. Class A	13,613	448,821
Acuity Brands Inc.	7,967	601,668
Advisory Board Co., The (a)	6,612	361,346
Aegion Corp. (a)	7,286	164,008
Aerovironment Inc. (a)	3,431	69,238
Air Transport Services Group Inc. (a)	9,691	64,058
Aircastle Ltd.	12,712	203,265
Alamo Group Inc.	1,294	52,821
Albany International Corp. Class A	5,206	171,694
Allegiant Travel Co.	2,790	295,712
Altra Holdings Inc.	5,035	137,858
Ameresco Inc. Class A (a)	3,651	32,896
American Railcar Industries Inc.	1,735	58,140
American Science & Engineering Inc.	1,520	85,120
American Superconductor Corp. (a)	7,812	20,624
American Woodmark Corp. (a)	1,866	64,750
Ampco-Pittsburgh Corp.	1,640	30,783
API Technologies Corp. (a)	6,103	17,088
Apogee Enterprises Inc.	5,354	128,496
Applied Industrial Technologies Inc.	7,839	378,859
ARC Document Solutions Inc. (a)	7,297	29,188
Argan Inc.	2,579	40,232
Arkansas Best Corp.	4,740	108,783
Astec Industries Inc.	3,769	129,239
Astronics Corp. (a)	2,336	95,472

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Atlas Air Worldwide Holdings Inc. (a)	4,806	$210,311
AZZ Inc.	4,746	183,006
Barnes Group Inc.	9,999	299,870
Barrett Business Services Inc.	1,317	68,761
Beacon Roofing Supply Inc. (a)	9,051	342,852
Belden Inc.	8,198	409,326
Blount International Inc. (a)	9,174	108,437
BlueLinx Holdings Inc. (a)	6,634	14,263
Brady Corp.	8,592	264,032
Briggs & Stratton Corp.	8,972	177,646
Brink’s Co., The	8,915	227,422
Builders FirstSource Inc. (a)	8,286	49,550
CAI International Inc. (a)	3,191	75,212
Capstone Turbine Corp. (a)	56,143	65,687
Casella Waste Systems Inc. Class A (a)	7,254	31,265
CBIZ Inc. (a)	7,095	47,607
CDI Corp.	2,673	37,850
CECO Environmental Corp.	1,871	23,013
Celadon Group Inc.	3,714	67,780
Cenveo Inc. (a)	9,868	21,019
Chart Industries Inc. (a)	5,640	530,668
CIRCOR International Inc.	3,271	166,363
Clarcor Inc.	9,239	482,368
Coleman Cable Inc.	1,608	29,040
Columbus McKinnon Corp. (a)	3,631	77,413
Comfort Systems USA Inc.	6,935	103,470
Commercial Vehicle Group Inc. (a)	4,598	34,301
CompX International Inc.	143	1,996
Consolidated Graphics Inc. (a)	1,348	63,369
Corporate Executive Board Co., The	6,254	395,378
Courier Corp.	2,087	29,802
CRA International Inc. (a)	1,864	34,428
Cubic Corp.	3,681	177,056
Curtiss-Wright Corp.	8,707	322,681
Deluxe Corp.	9,461	327,824
DigitalGlobe Inc. (a)	13,847	429,395
Douglas Dynamics Inc.	4,159	53,984
Ducommun Inc. (a)	1,963	41,733
DXP Enterprises Inc. (a)	1,762	117,349
Dycom Industries Inc. (a)	6,158	142,496
Dynamic Materials Corp.	2,505	41,358
Echo Global Logistics Inc. (a)	3,292	64,161
Edgen Group Inc. (a)	3,233	20,627
EMCOR Group Inc.	12,482	507,393
Encore Wire Corp.	3,837	130,842
Energy Recovery Inc. (a)	8,253	34,085
EnerNOC Inc. (a)	4,915	65,173
EnerSys	8,953	439,055
Engility Holdings Inc. (a)	3,177	90,290
Ennis Inc.	4,855	83,943
Enphase Energy Inc. (a)	2,950	22,804
EnPro Industries Inc. (a)	3,886	197,253
Erickson Air-Crane Inc. (a)	705	13,261
ESCO Technologies Inc.	4,917	159,212
Esterline Technologies Corp. (a)	5,816	420,439
ExOne Co., The (a)	1,135	70,052

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Exponent Inc.	2,454	$145,056
Federal Signal Corp. (a)	11,647	101,911
Flow International Corp. (a)	8,871	32,734
Forward Air Corp.	5,611	214,789
Franklin Covey Co. (a)	1,727	23,245
Franklin Electric Co. Inc.	8,835	297,298
Freightcar America Inc.	2,224	37,786
FTI Consulting Inc. (a)	7,495	246,511
FuelCell Energy Inc. (a)	29,343	37,266
Furmanite Corp. (a)	6,963	46,582
G&K Services Inc. Class A	3,620	172,312
GenCorp Inc. (a)	11,277	183,364
Generac Holdings Inc.	9,597	355,185
General Cable Corp.	9,243	284,222
Gibraltar Industries Inc. (a)	5,704	83,050
Global Brass & Copper Holdings Inc. (a)	1,482	19,622
Global Power Equipment Group Inc.	3,116	50,230
Gorman-Rupp Co., The	2,815	89,630
GP Strategies Corp. (a)	2,743	65,338
GrafTech International Ltd. (a)	21,680	157,830
Graham Corp.	1,848	55,495
Granite Construction Inc.	7,220	214,867
Great Lakes Dredge & Dock Co.	11,170	87,349
Greenbrier Companies Inc. (a)	4,545	110,762
Griffon Corp.	8,321	93,611
H&E Equipment Services Inc.	5,517	116,243
Hardinge Inc.	2,187	32,324
Hawaiian Holdings Inc. (a)	9,530	58,228
Healthcare Services Group Inc.	12,709	311,625
Heartland Express Inc.	8,582	119,032
Heico Corp.	9,872	497,253
Heidrick & Struggles International Inc.	3,350	56,012
Heritage-Crystal Clean Inc. (a)	1,624	23,727
Herman Miller Inc.	10,907	295,252
HNI Corp.	8,460	305,152
Houston Wire & Cable Co.	3,342	46,253
Hub Group Inc. (a)	6,881	250,606
Hurco Companies Inc.	1,189	34,208
Huron Consulting Group Inc. (a)	4,329	200,173
Hyster-Yale Materials Handling Inc.	1,962	123,194
ICF International Inc. (a)	3,670	115,642
II-VI Inc. (a)	9,497	154,421
Innerworkings Inc. (a)	8,207	89,046
Innovative Solutions and Support Inc.	2,284	14,618
Insperity Inc.	4,180	126,654
Insteel Industries Inc.	3,359	58,850
Interface Inc.	11,040	187,349
International Shipholding Corp.	1,022	23,843
Intersections Inc.	1,861	16,321
Jetblue Airways Corp. (a)	43,260	272,538
John Bean Technologies Corp.	5,398	113,412
Kadant Inc.	2,091	63,085
Kaman Corp.	5,051	174,563
Kaydon Corp.	5,999	165,272
Kelly Services Inc. Class A	5,012	87,560

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Keyw Holding Corp., The (a)	5,911	$78,321
Kforce Inc.	5,045	73,657
Kimball International Inc. Class B	6,052	58,765
Knight Transportation Inc.	10,935	183,927
Knoll Inc.	8,979	127,592
Korn/Ferry International (a)	9,059	169,766
Kratos Defense & Security Solutions Inc. (a)	8,175	52,974
L.B. Foster Co. Class A	1,884	81,332
Layne Christensen Co. (a)	3,672	71,641
Lindsay Corp.	2,393	179,427
LMI Aerospace Inc. (a)	1,918	35,943
LSI Industries Inc.	3,913	31,656
Lydall Inc. (a)	3,125	45,625
Manitex International Inc. (a)	2,259	24,736
Marten Transport Ltd.	4,384	68,697
MasTec Inc. (a)	11,048	363,479
Matson Inc.	7,913	197,825
McGrath Rentcorp	4,689	160,176
Meritor Inc. (a)	18,141	127,894
Met-Pro Corp.	2,805	37,699
Michael Baker Corp.	1,612	43,701
Middleby Corp. (a)	3,497	594,805
Miller Industries Inc.	2,058	31,652
Mine Safety Appliances Co.	5,261	244,900
Mistras Group Inc. (a)	2,940	51,685
Mobile Mini Inc. (a)	7,138	236,625
Moog Inc. Class A (a)	8,429	434,346
Mueller Industries Inc.	5,223	263,396
Mueller Water Products Inc.	29,421	203,299
Multi-Color Corp.	2,289	69,448
MYR Group Inc. (a)	3,929	76,419
National Presto Industries Inc.	891	64,179
National Technical Systems Inc. (a)	1,248	17,460
Navigant Consulting Inc. (a)	9,387	112,644
NCI Building Systems Inc. (a)	3,844	58,775
NL Industries Inc.	1,349	15,244
NN Inc.	3,197	36,478
Nortek Inc. (a)	1,671	107,663
Northwest Pipe Co. (a)	1,750	48,825
Odyssey Marine Exploration Inc. (a)	14,949	44,249
Omega Flex Inc.	508	7,554
On Assignment Inc. (a)	8,502	227,173
Orbital Sciences Corp. (a)	11,165	193,936
Orion Marine Group Inc. (a)	5,089	61,526
Pacer International Inc. (a)	6,593	41,602
Park-Ohio Holdings Corp. (a)	1,612	53,164
Patrick Industries Inc. (a)	1,236	25,696
Patriot Transportation Holding Inc. (a)	1,213	36,439
Pendrell Corp. (a)	30,383	79,603
Performant Financial Corp. (a)	4,135	47,925
PGT Inc. (a)	6,165	53,451
Pike Electric Corp.	4,810	59,163
Ply Gem Holdings Inc. (a)	2,931	58,796
PMFG Inc. (a)	3,855	26,677
Polypore International Inc. (a)	8,669	349,361

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Powell Industries Inc. (a)	1,708	$88,218
Power Solutions International Inc. (a)	359	12,059
PowerSecure International Inc. (a)	3,523	52,951
Preformed Line Products Co.	463	30,702
Primoris Services Corp.	6,556	129,284
Proto Labs Inc. (a)	3,174	206,215
Quad Graphics Inc.	4,648	112,017
Quality Distribution Inc. (a)	3,933	34,768
Quanex Building Products Corp.	6,958	117,173
Raven Industries Inc.	6,764	202,785
RBC Bearings Inc. (a)	4,271	221,878
Republic Airways Holdings Inc. (a)	9,069	102,752
Resources Connection Inc.	7,592	88,067
Revolution Lighting Technologies Inc. (a)	5,537	22,148
Rexnord Corp. (a)	5,624	94,764
Roadrunner Transportation Systems Inc. (a)	3,278	91,260
RPX Corp. (a)	6,005	100,884
Rush Enterprises Inc. Class A (a)	6,445	159,514
Saia Inc. (a)	4,510	135,165
Schawk Inc.	2,461	32,313
Simpson Manufacturing Co. Inc.	7,534	221,650
SkyWest Inc.	9,728	131,717
Sparton Corp. (a)	1,890	32,584
Spirit Airlines Inc. (a)	11,210	356,142
Standard Parking Corp. (a)	2,874	61,676
Standex International Corp.	2,368	124,912
Steelcase Inc.	15,662	228,352
Sterling Construction Company Inc. (a)	3,057	27,696
Sun Hydraulics Corp.	3,950	123,556
Swift Transportation Co. (a)	15,593	257,908
Swisher Hygiene Inc. (a)	21,772	18,722
TAL International Group Inc.	6,291	274,099
Taser International Inc. (a)	9,567	81,511
Team Inc. (a)	3,804	143,981
Tecumseh Products Co. Class A (a)	3,388	37,031
Teledyne Technologies Inc. (a)	6,949	537,505
Tennant Co.	3,426	165,373
Tetra Tech Inc. (a)	12,084	284,095
Textainer Group Holdings Ltd.	3,951	151,876
Thermon Group Holdings Inc. (a)	5,037	102,755
Titan International Inc.	9,961	168,042
Titan Machinery Inc. (a)	3,229	63,385
TMS International Corp. Class A	2,646	39,240
TRC Companies Inc. (a)	2,964	20,748
Trex Co. Inc. (a)	3,196	151,778
TriMas Corp. (a)	7,382	275,201
TrueBlue Inc. (a)	7,575	159,454
Tutor Perini Corp. (a)	6,938	125,508
Twin Disc Inc.	1,529	36,237
Ultrapetrol Bahamas Ltd. (a)	3,877	11,049
UniFirst Corp.	2,723	248,474
United Stationers Inc.	7,530	252,632
Universal Forest Products Inc.	3,673	146,626
Universal Truckload Services Inc. (a)	1,061	25,581
US Airways Group Inc. (a)	30,469	500,301

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
US Ecology Inc.	3,434	$94,229
USG Corp. (a)	14,161	326,411
UTi Worldwide Inc.	16,837	277,305
Viad Corp.	3,783	92,759
Vicor Corp. (a)	3,324	22,769
VSE Corp.	765	31,419
Wabash National Corp. (a)	12,762	129,917
WageWorks Inc. (a)	4,641	159,882
Watsco Inc.	4,780	401,329
Watts Water Technologies Inc.	5,280	239,395
Werner Enterprises Inc.	8,513	205,759
Wesco Aircraft Holdings Inc. (a)	7,634	141,763
West Corp.	3,949	87,431
Woodward Inc.	12,793	511,720
Xerium Technologies Inc. (a)	2,017	20,533
XPO Logistics Inc. (a)	3,438	62,193
YRC Worldwide Inc. (a)	1,748	50,257

		37,534,994

Information Technology (17.07%)
Accelrys Inc. (a)	10,348	86,923
ACI Worldwide Inc. (a)	7,414	344,603
Active Network Inc., The (a)	9,997	75,677
Actuate Corp. (a)	8,847	58,744
Acxiom Corp. (a)	13,753	311,918
Adtran Inc.	11,022	271,251
Advanced Energy Industries Inc. (a)	7,313	127,319
Advent Software Inc. (a)	6,094	213,656
Aeroflex Holding Corp. (a)	3,783	29,848
Agilysys Inc. (a)	2,601	29,365
Alliance Fiber Optic Products Inc.	1,066	21,331
Alpha & Omega Semiconductor Ltd. (a)	3,320	25,365
Ambarella Inc. (a)	3,432	57,761
American Software Inc. Class A	4,420	38,410
Amkor Technology Inc. (a)	11,963	50,364
ANADIGICS Inc. (a)	15,252	33,554
Anaren Inc. (a)	2,172	49,826
Angie’s List Inc. (a)	7,858	208,630
Anixter International Inc. (a)	5,040	382,082
Applied Micro Circuits Corp. (a)	12,475	109,780
ARRIS Group Inc. (a)	21,678	311,079
Aruba Networks Inc. (a)	21,197	325,586
Aspen Technology Inc. (a)	17,434	501,925
ATMI Inc. (a)	5,942	140,528
Audience Inc. (a)	1,775	23,448
AVG Technologies NV (a)	4,449	86,533
Aviat Networks Inc. (a)	11,228	29,417
Avid Technology Inc. (a)	5,781	33,992
Axcelis Technologies Inc. (a)	19,988	36,378
Badger Meter Inc.	2,677	119,260
Bankrate Inc. (a)	8,601	123,510
Bazaarvoice Inc. (a)	8,893	83,772
Bel Fuse Inc.	1,850	24,882
Benchmark Electronics Inc. (a)	10,111	203,231
Black Box Corp.	3,003	76,036

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Blackbaud Inc.	8,493	$276,617
Blackhawk Network Holdings Inc. (a)	2,130	49,416
Blucora Inc. (a)	7,595	140,811
Bottomline Technologies Inc. (a)	7,044	178,143
Brightcove Inc. (a)	5,199	45,543
BroadSoft Inc. (a)	5,241	144,652
Brooks Automation Inc.	12,389	120,545
Cabot Microelectronics Corp. (a)	4,333	143,032
CACI International Inc. Class A (a)	4,280	271,737
CalAmp Corp. (a)	6,504	94,958
Calix Inc. (a)	7,465	75,396
Callidus Software Inc. (a)	7,089	46,717
Carbonite Inc. (a)	2,194	27,184
Cardtronics Inc. (a)	8,347	230,377
Cass Information Systems Inc.	1,910	88,051
Cavium Inc. (a)	9,530	337,076
CEVA Inc. (a)	4,128	79,918
ChannelAdvisor Corp. (a)	1,104	17,366
Checkpoint Systems Inc. (a)	7,572	107,447
Ciber Inc. (a)	14,185	47,378
Ciena Corp. (a)	18,899	367,019
Cirrus Logic Inc. (a)	11,790	204,674
Cognex Corp.	8,083	365,513
Coherent Inc.	4,539	249,963
Cohu Inc.	4,535	56,688
CommVault Systems Inc. (a)	8,644	655,993
Computer Task Group Inc.	2,904	66,705
comScore Inc. (a)	6,643	162,023
Comtech Telecommunications Corp.	3,126	84,058
Comverse Inc. (a)	4,133	122,998
Constant Contact Inc. (a)	5,666	91,053
Convergys Corp.	19,538	340,547
Cornerstone OnDemand Inc. (a)	7,507	324,978
CoStar Group Inc. (a)	5,308	685,104
Cray Inc. (a)	7,378	144,904
CSG Systems International Inc. (a)	6,310	136,927
CTS Corp.	6,248	85,223
Cyan Inc. (a)	1,464	15,299
Cypress Semiconductor Corp. (a)	27,305	292,983
Daktronics Inc.	6,892	70,712
Datalink Corp. (a)	2,925	31,122
Dealertrack Technologies Inc. (a)	8,062	285,637
Demand Media Inc. (a)	6,656	39,936
Demandware Inc. (a)	2,985	126,594
Dice Holdings Inc. (a)	7,573	69,747
Digi International Inc. (a)	4,869	45,623
Digimarc Corp.	1,186	24,633
Digital River Inc. (a)	6,565	123,225
Diodes Inc. (a)	6,675	173,350
DSP Group Inc. (a)	3,709	30,822
DTS Inc. (a)	3,401	69,993
E2open Inc. (a)	2,724	47,670
EarthLink Inc.	19,173	119,064
Ebix Inc.	5,758	53,319
eGain Corp. (a)	2,414	23,223
Electro Rent Corp.	3,458	58,060

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electro Scientific Industries Inc.	4,439	$47,764
Electronics for Imaging Inc. (a)	8,640	244,426
Ellie Mae Inc. (a)	4,904	113,184
Emulex Corp. (a)	16,760	109,275
Entegris Inc. (a)	25,933	243,511
Entropic Communications Inc. (a)	16,723	71,407
Envestnet Inc. (a)	4,203	103,394
EPAM Systems Inc. (a)	4,058	110,296
EPIQ Systems Inc.	5,839	78,651
ePlus Inc.	704	42,163
Euronet Worldwide Inc. (a)	9,275	295,502
EVERTEC Inc. (a)	5,488	120,571
ExactTarget Inc. (a)	7,952	268,141
Exar Corp. (a)	7,056	75,993
Exlservice Holdings Inc. (a)	6,054	178,956
Extreme Networks Inc. (a)	17,337	59,813
Fabrinet (a)	5,255	73,570
Fair Isaac Corp.	6,665	305,457
FARO Technologies Inc. (a)	3,178	107,480
FEI Co.	7,174	523,630
Finisar Corp. (a)	17,324	293,642
Fleetmatics Group Ltd. PLC (a)	3,034	100,820
Formfactor Inc. (a)	9,995	67,466
Forrester Research Inc.	2,336	85,708
Fusion-io Inc. (a)	14,129	201,197
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Global Cash Access Holdings Inc. (a)	12,428	77,799
Global Eagle Entertainment Inc. (a)	3,959	39,828
Globecomm Systems Inc. (a)	4,418	55,844
Glu Mobile Inc. (a)	10,614	23,351
GSI Group Inc. (a)	5,698	45,812
GSI Technology Inc. (a)	3,956	25,002
GT Advanced Technologies Inc. (a)	22,086	91,657
Guidance Software Inc. (a)	3,097	27,068
Guidewire Software Inc. (a)	7,797	327,864
Hackett Group Inc., The	4,796	24,891
Harmonic Inc. (a)	20,905	132,747
Heartland Payment Systems Inc.	6,756	251,661
Higher One Holdings Inc. (a)	5,810	67,628
Hittite Microwave Corp. (a)	5,861	339,938
Hutchinson Technology Inc. (a)	4,333	20,495
iGate Corp. (a)	6,465	106,155
Imation Corp. (a)	6,370	26,945
Immersion Corp. (a)	5,155	68,304
Imperva Inc. (a)	3,751	168,945
Infinera Corp. (a)	21,564	230,088
Infoblox Inc. (a)	9,307	272,323
Inphi Corp. (a)	4,832	53,152
Insight Enterprises Inc. (a)	8,098	143,659
Integrated Device Technology Inc. (a)	24,538	194,832
Integrated Silicon Solution Inc. (a)	5,266	57,715
Interactive Intelligence Group (a)	2,881	148,660
InterDigital Inc.	7,659	341,974
Intermec Inc. (a)	11,264	110,725
Intermolecular Inc. (a)	3,171	23,053

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Internap Network Services Corp. (a)	9,891	$81,799
International Rectifier Corp. (a)	12,915	270,440
Intersil Corp. Class A	23,662	185,037
Intralinks Holdings Inc. (a)	7,108	51,604
InvenSense Inc. (a)	10,549	162,244
Itron Inc. (a)	7,341	311,479
Ixia (a)	10,496	193,126
IXYS Corp.	4,519	49,980
j2 Global Inc.	8,536	362,865
Jive Software Inc. (a)	7,353	133,604
Kemet Corp. (a)	8,203	33,714
Keynote Systems Inc.	3,071	60,683
Kopin Corp. (a)	12,646	46,917
KVH Industries Inc. (a)	2,791	37,148
Lattice Semiconductor Corp. (a)	21,547	109,243
Limelight Networks Inc. (a)	10,061	22,637
Lionbridge Technologies Inc. (a)	10,865	31,508
Liquidity Services Inc. (a)	4,618	160,106
Littelfuse Inc.	4,114	306,946
LivePerson Inc. (a)	10,254	91,825
LogMeIn Inc. (a)	4,516	110,461
LTX-Credence Corp. (a)	8,871	53,137
M/A-COM Technology Solutions Holdings Inc. (a)	1,936	28,266
Manhattan Associates Inc. (a)	3,623	279,551
ManTech International Corp. Class A	4,450	116,234
Marchex Inc. Class B	4,166	25,079
Marin Software Inc. (a)	1,695	17,357
Market Leader Inc. (a)	4,367	46,727
Marketo Inc. (a)	1,288	32,033
MAXIMUS Inc.	6,353	473,171
MaxLinear Inc. Class A (a)	4,222	29,554
Maxwell Technologies Inc. (a)	5,448	38,953
Measurement Specialties Inc. (a)	2,866	133,355
Mentor Graphics Corp.	17,728	346,582
Mercury Systems Inc. (a)	6,049	55,772
Mesa Laboratories Inc.	493	26,686
Methode Electronics Inc.	6,912	117,573
Micrel Inc.	8,690	85,857
Microsemi Corp. (a)	17,268	392,847
MicroStrategy Inc. (a)	1,681	146,180
Millennial Media Inc. (a)	6,536	56,929
Mindspeed Technologies Inc. (a)	8,002	25,926
Mitek Systems Inc. (a)	4,134	23,895
MKS Instruments Inc.	9,857	261,605
Model N Inc. (a)	1,499	35,017
ModusLink Global Solutions Inc. (a)	6,881	21,882
MoneyGram International Inc. (a)	3,999	90,577
Monolithic Power Systems Inc.	6,825	164,551
Monotype Imaging Holdings Inc.	7,105	180,538
Monster Worldwide Inc. (a)(c)	21,675	106,424
MoSys Inc. (a)	8,685	34,914
Move Inc. (a)	7,503	96,188
MTS Systems Corp.	2,944	166,630
Multi-Fineline Electronix Inc. (a)	1,700	25,177
Nanometrics Inc. (a)	4,311	63,242

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Navarre Corp. (a)	7,344	$20,269
Neonode Inc. (a)	4,758	28,310
NeoPhotonics Corp. (a)	3,683	32,005
Net Element International (a)	369	1,915
Netgear Inc. (a)	7,163	218,758
NetScout Systems Inc. (a)	6,741	157,335
Newport Corp. (a)	7,310	101,828
NIC Inc.	12,075	199,600
NumereX Corp. Class A (a)	2,575	28,737
NVE Corp. (a)	918	42,981
Omnivision Technologies Inc. (a)	10,049	187,414
OpenTable Inc. (a)	4,239	271,084
Oplink Communications Inc. (a)	3,517	61,090
OSI Systems Inc. (a)	3,708	238,869
Park Electrochemical Corp.	3,881	93,183
ParkerVision Inc. (a)	16,455	74,870
PC Connection Inc.	1,741	26,898
PC-Tel Inc.	3,397	28,807
PDF Solutions Inc. (a)	4,616	85,073
Pegasystems Inc.	3,226	106,845
Peregrine Semiconductor Corp. (a)	4,881	53,252
Perficient Inc. (a)	6,208	82,815
Pericom Semiconductor Corp. (a)	4,281	30,481
Photronics Inc. (a)	11,254	90,707
Planet Payment Inc. (a)	7,779	21,470
Plantronics Inc.	8,052	353,644
Plexus Corp. (a)	6,345	189,652
PLX Technology Inc. (a)	8,295	39,484
PMC-Sierra Inc. (a)	37,864	240,436
Power Integrations Inc.	5,383	218,334
Power-One Inc. (a)	12,393	78,324
PRGX Global Inc. (a)	5,287	29,026
Procera Networks Inc. (a)	3,791	52,050
Progress Software Corp. (a)	10,260	236,083
Proofpoint Inc. (a)	4,051	98,156
PROS Holdings Inc. (a)	4,195	125,640
PTC Inc. (a)	22,250	545,792
QAD Inc. Class A	1,050	12,054
QLIK Technologies Inc. (a)	16,188	457,635
QLogic Corp. (a)	16,557	158,285
Qualys Inc. (a)	2,757	44,443
Quantum Corp. (a)	39,610	54,266
QuinStreet Inc. (a)	5,849	50,477
Radisys Corp. (a)	4,431	21,313
Rally Software Development Corp. (a)	1,276	31,670
Rambus Inc. (a)	20,788	178,569
RealD Inc. (a)	7,551	104,959
Realnetworks Inc. (a)	4,335	32,773
RealPage Inc. (a)	8,641	158,476
Reis Inc. (a)	1,523	28,160
Responsys Inc. (a)	6,815	97,523
RF Micro Devices Inc. (a)	52,336	279,998
Richardson Electronics Ltd.	2,234	26,227
Rofin-Sinar Technologies Inc. (a)	5,265	131,309
Rogers Corp. (a)	3,169	149,957

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Rosetta Stone Inc. (a)	2,132	$31,426
Rubicon Technology Inc. (a)	3,392	27,170
Ruckus Wireless Inc. (a)	8,083	103,543
Rudolph Technologies Inc. (a)	6,006	67,267
Sanmina Corp. (a)	15,403	221,033
Sapiens International Corp. NV	3,123	17,926
Sapient Corp. (a)	20,540	268,252
ScanSource Inc. (a)	5,182	165,824
SciQuest Inc. (a)	4,228	105,911
SeaChange International Inc. (a)	6,065	71,021
Semtech Corp. (a)	12,536	439,136
ServiceSource International Inc. (a)	11,334	105,633
ShoreTel Inc. (a)	10,865	43,786
Shutterstock Inc. (a)	1,374	76,642
Sigma Designs Inc. (a)	5,716	28,866
Silicon Graphics International Corp. (a)	6,340	84,829
Silicon Image Inc. (a)	14,398	84,228
Silver Spring Networks Inc. (a)	1,092	27,234
Sonus Networks Inc. (a)	40,185	120,957
Sourcefire Inc. (a)	5,795	321,912
Spansion Inc. Class A (a)	8,810	110,301
Spark Networks Inc. (a)	3,247	27,437
SPS Commerce Inc. (a)	2,790	153,450
SS&C Technologies Holdings Inc. (a)	10,825	356,142
Stamps.com Inc. (a)	2,434	95,875
STEC Inc. (a)	6,266	42,108
SunEdison Inc. (a)	43,137	352,429
SunPower Corp. (a)	7,671	158,790
Super Micro Computer Inc. (a)	5,892	62,691
Supertex Inc.	1,842	44,042
Support.com Inc. (a)	9,511	43,465
Sykes Enterprises Inc. (a)	7,298	115,016
Symmetricom Inc. (a)	7,670	34,438
Synaptics Inc. (a)	6,044	233,057
Synchronoss Technologies Inc. (a)	5,417	167,223
SYNNEX Corp. (a)	4,905	207,383
Syntel Inc.	2,869	180,374
Take-Two Interactive Software Inc. (a)	15,074	225,658
Tangoe Inc. (a)	5,770	89,031
TechTarget (a)	2,580	11,533
TeleCommunication Systems Inc. Class A (a)	8,690	20,248
TeleNav Inc. (a)	3,153	16,490
TeleTech Holdings Inc. (a)	3,707	86,855
Tellabs Inc.	66,157	130,991
TESSCO Technologies Inc.	1,052	27,773
Tessera Technologies Inc.	9,818	204,214
TiVo Inc. (a)	23,561	260,349
Travelzoo Inc. (a)	1,478	40,290
TriQuint Semiconductor Inc. (a)	30,381	210,540
Trulia Inc. (a)	4,454	138,475
TTM Technologies Inc. (a)	9,854	82,774
Tyler Technologies Inc. (a)	5,860	401,703
Ubiquiti Networks Inc.	2,332	40,903
Ultimate Software Group Inc. (a)	5,143	603,222
Ultra Clean Holdings Inc. (a)	4,472	27,056

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ultratech Inc. (a)	5,160	$189,475
Uni-Pixel Inc. (a)	1,882	27,684
Unisys Corp. (a)	8,215	181,305
United Online Inc.	17,333	131,384
Universal Display Corp. (a)	7,484	210,375
Unwired Planet Inc. (a)	16,803	32,766
ValueClick Inc. (a)	14,178	349,913
VASCO Data Security International Inc. (a)	5,312	44,143
Veeco Instruments Inc. (a)	7,285	258,035
Verint Systems Inc. (a)	9,795	347,429
ViaSat Inc. (a)	7,357	525,731
Viasystems Group Inc. (a)	726	8,371
Virnetx Holding Corp. (a)	7,855	157,021
Virtusa Corp. (a)	3,793	84,053
Vishay Precision Group Inc. (a)	2,311	34,989
VistaPrint NV (a)	6,073	299,824
Vocus Inc. (a)	3,503	36,852
Volterra Semiconductor Corp. (a)	4,654	65,714
Vringo Inc. (a)	12,424	39,384
Web.com Group Inc. (a)	7,793	199,501
WebMD Health Corp. (a)	6,535	191,933
Westell Technologies Inc. Class A (a)	8,164	19,512
WEX Inc. (a)	7,215	553,390
XO Group Inc. (a)	4,974	55,709
Xoom Corp. (a)	1,336	30,621
Yelp Inc. (a)	5,531	192,313
Zillow Inc. (a)	3,872	217,994
Zix Corp. (a)	11,569	48,937
Zygo Corp. (a)	3,063	48,428

		45,552,656

Materials (4.86%)
A. Schulman Inc.	5,478	146,920
ADA-ES Inc.	1,873	78,891
AEP Industries Inc. (a)	820	60,997
AK Steel Holding Corp. (a) (c)	25,301	76,915
Allied Nevada Gold Corp. (a)	19,287	124,980
AM Castle & Co. (a)	3,299	51,992
AMCOL International Corp.	5,161	163,552
American Pacific Corp. (a)	1,092	30,958
American Vanguard Corp.	5,318	124,601
Arabian American Development Co. (a)	3,642	31,685
Axiall Corp.	12,983	552,816
Balchem Corp.	5,504	246,304
Berry Plastics Group Inc. (a)	10,291	227,122
Boise Cascade Co. (a)	2,508	63,728
Boise Inc.	18,750	160,125
Buckeye Technologies Inc.	7,546	279,504
Calgon Carbon Corp. (a)	10,073	168,018
Century Aluminum Co. (a)	9,561	88,726
Chase Corp.	1,231	27,525
Chemtura Corp. (a)	18,290	371,287

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Clearwater Paper Corp. (a)	4,124	$194,076
Coeur Mining Inc. (a)	18,875	251,038
Commercial Metals Co.	21,691	320,376
Deltic Timber Corp.	2,053	118,704
Ferro Corp. (a)	13,498	93,811
Flotek Industries Inc. (a)	8,893	159,540
FutureFuel Corp.	4,017	56,921
General Moly Inc. (a)	10,831	20,254
Globe Specialty Metals Inc.	11,962	130,027
Gold Resource Corp.	6,137	53,453
Graphic Packaging Holding Co. (a)	38,940	301,396
GSE Holding Inc. (a)	1,566	9,067
Handy & Harman Ltd. (a)	1,024	18,309
Hawkins Inc.	1,732	68,223
Haynes International Inc.	2,299	110,053
HB Fuller Co.	9,358	353,826
Headwaters Inc. (a)	13,635	120,533
Hecla Mining Co.	61,830	184,253
Horsehead Holding Corp. (a)	8,226	105,375
Innophos Holdings Inc.	4,083	192,595
Innospec Inc.	4,363	175,305
Intrepid Potash Inc.	10,145	193,262
Kaiser Aluminum Corp.	3,519	217,967
Kapstone Paper and Packaging Corp.	7,589	304,926
KMG Chemicals Inc.	1,525	32,178
Koppers Holdings Inc.	3,852	147,069
Kraton Performance Polymers Inc. (a)	6,055	128,366
Landec Corp. (a)	4,814	63,593
Louisiana-Pacific Corp. (a)	25,911	383,224
LSB Industries Inc. (a)	3,553	108,047
Materion Corp.	3,825	103,619
Midway Gold Corp. (a)	21,243	20,032
Minerals Technologies Inc.	6,484	268,049
Molycorp Inc. (a)	23,023	142,743
Myers Industries Inc.	5,263	78,998
Neenah Paper Inc.	2,959	94,007
Noranda Aluminum Holding Corp.	6,525	21,076
Olin Corp.	14,938	357,317
Olympic Steel Inc.	1,690	41,405
OM Group Inc. (a)	5,948	183,912
Omnova Solutions Inc. (a)	8,787	70,384
P. H. Glatfelter Co.	7,965	199,922
Paramount Gold and Silver Corp. (a)	26,137	31,103
Penford Corp. (a)	1,735	23,232
PolyOne Corp.	18,490	458,182
Quaker Chemical Corp.	2,447	151,738
Resolute Forest Products (a)	12,952	170,578
RTI International Metals Inc. (a)	5,806	160,884
Schnitzer Steel Industries Inc. Class A	4,765	111,406
Schweitzer-Mauduit International Inc.	5,827	290,651
Sensient Technologies Corp.	9,305	376,573
Stepan Co.	3,501	194,691
Stillwater Mining Co. (a)	21,986	236,130
SunCoke Energy Inc. (a)	13,030	182,681
Taminco Corp. (a)	2,929	59,722

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Texas Industries Inc. (a)	4,051	$263,882
Tredegar Corp.	4,604	118,323
UFP Technologies Inc. (a)	1,027	20,109
United States Lime & Minerals Inc. (a)	357	18,653
Universal Stainless & Alloy Products Inc. (a)	1,277	37,646
US Concrete Inc. (a)	2,482	40,754
US Silica Holdings Inc.	3,989	82,891
Walter Energy Inc.	11,616	120,806
Wausau Paper Corp.	9,127	104,048
Worthington Industries Inc.	9,844	312,153
Zep Inc.	4,159	65,837
Zoltek Companies Inc. (a)	5,057	65,290

		12,971,840

Telecommunication Services (0.75%)
8x8 Inc. (a)	13,541	111,578
Atlantic Tele-Network Inc.	1,727	85,763
Boingo Wireless Inc. (a)	3,405	21,145
Cbeyond Inc. (a)	5,121	40,149
Cincinnati Bell Inc. (a)	38,754	118,587
Cogent Communications Group Inc.	8,787	247,354
Consolidated Communications Holdings Inc.	7,518	130,888
FairPoint Communications Inc. (a)	3,849	32,139
General Communication Inc. Class A (a)	5,933	46,455
Hawaiian Telcom Holdco Inc. (a)	1,970	49,565
HickoryTech Corp.	2,587	27,500
IDT Corp. Class B	2,864	53,528
inContact Inc. (a)	9,925	81,584
Iridium Communications Inc. (a)	11,828	91,785
Leap Wireless International Inc. (a)	10,235	68,882
Lumos Networks Corp.	2,850	48,735
magicJack VocalTec Ltd. (a)	3,450	48,956
Neutral Tandem Inc.	5,997	34,483
NII Holdings Inc. (a)	31,932	212,986
NTELOS Holdings Corp.	2,848	46,878
Orbcomm Inc. (a)	6,837	30,698
Premiere Global Services Inc. (a)	8,970	108,268
Primus Telecommunications Group Inc.	2,338	27,916
Shenandoah Telecommunications Co.	4,489	74,877
Towerstream Corp. (a)	12,271	31,291
USA Mobility Inc.	4,035	54,755
Vonage Holdings Corp. (a)	26,232	74,236

		2,000,981

Utilities (3.22%)
Allete Inc.	7,407	369,239
American States Water Co.	3,587	192,514
Artesian Resources Corp. Class A	1,455	32,417
Atlantic Power Corp.	22,287	87,811
Avista Corp.	11,141	301,030
Black Hills Corp.	8,269	403,114

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
California Water Service Group	8,874	$173,132
Chesapeake Utilities Corp.	1,803	92,836
Cleco Corp.	11,241	521,920
Connecticut Water Service Inc.	2,046	58,720
Consolidated Water Co. Ltd.	2,748	31,410
Delta Natural Gas Company Inc.	1,320	28,050
Dynegy Inc. (a)	18,552	418,348
El Paso Electric Co.	7,483	264,225
Empire District Electric Co., The	7,953	177,431
Genie Energy Ltd. Class B	2,495	22,829
Idacorp Inc.	9,341	446,126
Laclede Group Inc., The	6,057	276,563
MGE Energy Inc.	4,300	235,468
Middlesex Water Co.	2,948	58,724
New Jersey Resources Corp.	7,762	322,356
Northwest Natural Gas Co.	5,001	212,442
NorthWestern Corp.	7,035	280,696
Ormat Technologies Inc.	3,290	77,381
Otter Tail Corp.	6,755	191,842
Piedmont Natural Gas Company Inc.	14,038	473,642
PNM Resources Inc.	14,825	328,967
Portland General Electric Co.	14,075	430,554
Pure Cycle Corp. (a)	3,152	17,620
SJW Corp.	2,849	74,644
South Jersey Industries Inc.	5,942	341,130
Southwest Gas Corp.	8,610	402,862
UIL Holdings Corp.	9,433	360,812
Unitil Corp.	2,586	74,684
UNS Energy Corp.	7,704	344,600
WGL Holdings Inc.	9,608	415,258
York Water Co.	2,430	46,243

		8,587,640

Total Common Stocks
(cost $218,438,710)		259,704,893

Registered Investment Companies (1.18%)
Financials (1.18%)
Apollo Investment Corp.	41,822	323,701
BlackRock Kelso Capital Corp.	13,827	129,421
Capital Southwest Corp.	622	85,730
Fidus Investment Corp.	2,582	48,309
Fifth Street Finance Corp.	22,487	234,989
Firsthand Technology Value Fund Inc. (a)	1,570	31,180
Garrison Capital Inc.	1,084	16,715
Gladstone Capital Corp.	3,923	32,051
Gladstone Investment Corp.	5,042	37,059

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
Golub Capital BDC LLC Inc.	6,417	$112,298
GSV Capital Corp. (a)	3,524	27,699
Hercules Technology Growth Capital Inc.	11,475	159,962
KCAP Financial Inc.	5,249	59,104
Main Street Capital Corp.	6,455	178,739
MCG Capital Corp.	13,320	69,397
Medallion Financial Corp.	3,463	48,170
Medley Capital Corp.	5,381	73,074
MVC Capital Inc.	4,402	55,421
New Mountain Finance Corp.	5,788	81,958
NGP Capital Resources Co.	3,866	23,699
PennantPark Floating Rate Capital Ltd.	1,882	26,611
PennantPark Investment Corp.	12,394	136,954
Prospect Capital Corp.	45,215	488,322
Solar Capital Ltd.	8,364	193,125
Solar Senior Capital Ltd.	2,092	38,514
Stellus Capital Investment Corp.	2,225	33,486
TCP Capital Corp.	4,797	80,446
THL Credit Inc.	4,862	73,854
TICC Capital Corp.	9,739	93,689
Triangle Capital Corp.	5,140	141,401

		3,135,078

Total Registered Investment Companies
(cost $3,471,867)		3,135,078

Short-term Investments (1.38%)
State Street Institutional U.S. Government Money Market Fund	3,693,030	3,693,030

Total Short-term Investments
(cost $3,693,030)		3,693,030

TOTAL INVESTMENTS (99.89%)
(cost $225,603,607)		266,533,001
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.11%)		290,297

NET ASSETS (100.00%)		$266,823,298

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
Russell 2000 Mini Index	43	September 2013	$4,173,537	$4,191,210	$17,673

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (98.35%)
Australia (7.92%)
AGL Energy Ltd.	13,441	$177,853
ALS Ltd.	8,280	72,081
Alumina Ltd. (b)	60,921	54,218
Amcor Ltd.	28,086	259,568
AMP Ltd.	69,890	270,293
APA Group	18,901	103,577
Asciano Ltd.	23,966	109,614
ASX Ltd.	4,386	132,263
Aurizon Holdings Ltd.	49,048	186,310
Australia & New Zealand Banking Group Ltd.	66,186	1,718,144
Bendigo and Adelaide Bank Ltd.	9,875	90,552
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	77,097	2,219,069
Boral Ltd.	18,123	69,345
Brambles Ltd.	37,900	322,837
Caltex Australia Ltd.	3,404	55,990
CFS Retail Property Trust	54,445	99,262
Coca-Cola Amatil Ltd.	13,053	151,233
Cochlear Ltd.	1,394	78,237
Commonwealth Bank of Australia	38,629	2,431,544
Computershare Ltd.	11,101	104,083
Crown Ltd.	9,397	103,592
CSL Ltd.	11,939	670,688
Dexus Property Group	112,703	109,908
Echo Entertainment Group Ltd.	16,753	46,958
Federation Centres	37,313	80,869
Flight Centre Ltd.	1,483	53,103
Fortescue Metals Group Ltd.	39,488	108,704
Goodman Group	40,027	177,959
GPT Group	42,784	150,228
Harvey Norman Holdings Ltd.	13,901	32,261
Iluka Resources Ltd.	10,050	90,572
Incitec Pivot Ltd.	40,008	104,167
Insurance Australia Group Ltd.	49,730	246,845
James Hardie Industries PLC	10,517	90,308
Leighton Holdings Ltd.	3,854	54,010
Lend Lease Corp. Ltd.	13,545	103,270
Macquarie Group Ltd.	7,301	278,467
Metcash Ltd.	21,564	69,177
Mirvac Group	86,117	126,075
National Australia Bank Ltd.	56,356	1,524,427
Newcrest Mining Ltd.	18,422	170,057
Orica Ltd.	8,751	164,960
Origin Energy Ltd.	26,638	305,255
Qantas Airways Ltd. (b)	27,618	33,923
QBE Insurance Group Ltd.	28,967	401,062
Ramsay Health Care Ltd.	3,312	108,255
Rio Tinto Ltd.	10,323	494,733
Santos Ltd.	23,293	265,262
Seek Ltd.	7,827	64,790
Sonic Healthcare Ltd.	8,775	119,211
SP Ausnet	44,826	48,093
Stockland	53,807	171,206
Suncorp Group Ltd.	31,097	337,747
Sydney Airport	5,076	15,663

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Tabcorp Holding Ltd.	17,309	$48,205
Tatts Group Ltd.	34,276	99,012
Telstra Corp. Ltd.	105,465	458,506
Toll Holdings Ltd.	16,834	81,475
Transurban Group	34,965	215,927
Treasury Wine Estates Ltd.	16,926	89,940
Wesfarmers Ltd.	24,237	877,042
Westfield Group	51,167	535,904
Westfield Retail Trust	72,191	204,162
Westpac Banking Corp.	74,489	1,955,699
Whitehaven Coal Ltd.	10,997	23,138
Woodside Petroleum Ltd.	15,767	502,146
Woolworths Ltd.	29,837	893,816
WorleyParsons Ltd.	5,088	90,135

		21,702,985

Austria (0.27%)
Andritz AG	1,796	92,148
Erste Group Bank AG	5,834	155,499
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	24,869	92,798
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	32,395
OMV AG	3,595	162,174
Raiffeisen Bank International AG	1,232	35,868
Telekom Austria AG	6,073	38,432
Vienna Insurance Group AG	960	44,534
VoestAlpine AG	2,771	97,992

		751,840

Belgium (1.13%)
Ageas	5,365	188,249
Anheuser-Busch InBev NV	19,245	1,732,687
Belgacom SA	3,718	83,246
Colruyt SA	1,901	100,029
Delhaize Group	2,323	143,613
Groupe Bruxelles Lambert SA	1,915	144,235
KBC GROEP NV	5,409	201,644
Solvay SA	1,367	178,994
Telenet Group Holding NV	1,205	55,254
UCB SA	2,681	143,918
Umicore SA	2,837	117,806

		3,089,675

Denmark (1.10%)
A P Moller-Maersk A/S Class A	14	94,261
A P Moller-Maersk A/S Class B	31	221,762
Carlsberg A/S Class B	2,478	221,573
Coloplast A/S Class B	2,610	146,144
Danske Bank A/S (b)	15,925	271,664
DSV A/S	4,416	107,574
Novo Nordisk A/S Class B	9,743	1,514,670
Novozymes A/S B Shares	5,487	175,750

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
TDC A/S	17,973	$145,523
Tryg A/S	621	51,162
William Demant Holding A/S (b)	671	55,439

		3,005,522

Finland (0.76%)
Elisa OYJ	3,370	65,802
Fortum OYJ	10,232	191,679
Kesko OYJ	1,687	46,863
Kone Corp. OYJ Class B	3,743	296,893
Metso OYJ	2,845	96,368
Neste Oil OYJ	3,247	47,382
Nokia OYJ (b)	90,546	337,550
Nokian Renkaat OYJ	2,726	110,924
Orion OYJ Class B	2,451	57,432
Pohjola Bank PLC	3,269	48,036
Sampo OYJ A Shares	10,087	392,786
Stora Enso OYJ R Shares	12,578	84,226
UPM-Kymmene OYJ	13,109	128,480
Wartsila OYJ Class B	4,350	188,986

		2,093,407

France (9.04%)
Accor SA	4,031	141,693
Aeroports de Paris (ADP)	670	65,131
Air Liquide SA	7,435	918,221
Alstom SA	5,082	166,709
Arkema	1,521	139,423
AtoS	1,332	98,992
AXA SA	42,864	844,965
BNP Paribas SA	23,845	1,305,395
Bouygues SA	4,596	117,115
Bureau Veritas SA	5,016	129,891
Cap Gemini SA	3,529	171,374
Carrefour SA	14,432	396,399
Casino Guichard Perrachon SA	1,331	124,723
CGG (b)	3,866	85,659
Christian Dior SA	1,298	209,696
Cie Generale des Etablissements Michelin Class B	4,422	395,397
CNP Assurances	3,536	50,770
Compagnie de Saint-Gobain	9,553	387,092
Credit Agricole SA (b)	23,821	205,023
DANONE SA	13,693	1,030,650
Dassault Systemes SA	1,493	182,485
Edenred	4,918	150,588
Electricite de France	6,025	139,820
Essilor International SA	4,886	520,544
Eurazeo	864	46,329
European Aeronautic Defence and Space Co. NV	13,996	748,796
Eutelsat Communications	3,661	103,866
Fonciere des Regions	674	50,517
France Telecom SA	43,817	414,920
GDF Suez	31,649	620,790
Gecina SA	555	61,341

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Groupe Eurotunnel SA	12,200	$92,768
ICADE	551	45,451
Iliad SA	558	120,555
Imerys SA	864	53,049
JC Decaux SA	1,551	42,218
Kering	1,826	371,567
Klepierre	2,449	96,514
Lafarge SA	4,486	275,454
Lagardere SCA	2,379	66,378
Legrand SA	6,048	280,417
L’Oreal SA	5,776	949,484
LVMH Moet Hennessy Louis Vuitton SA	6,074	986,140
Natixis	21,249	89,219
Pernod Ricard SA	5,123	568,622
Publicis Groupe	4,334	308,664
Remy Cointreau SA	671	71,200
Renault SA	4,551	306,544
Rexel SA	3,936	88,681
Safran SA	6,032	314,909
Sanofi	28,644	2,961,231
Schneider Electric SA	12,624	916,839
SCOR SE	3,600	110,493
SES	7,427	212,795
Societe BIC SA	703	70,524
Societe Generale	16,760	576,803
Sodexo	2,169	180,591
STMicroelectronics NV	15,749	141,534
Suez Environnement Co.	6,744	87,163
Technip SA	2,451	249,101
Thales SA	2,226	103,874
Total SA	51,084	2,495,104
Vallourec SA	2,527	128,236
Veolia Environnement	7,917	90,390
Vinci SA	11,111	557,334
Vivendi	28,533	540,746
Wendel	766	78,997
Zodiac Aerospace	845	111,882

		24,765,785

Germany (7.93%)
Adidas AG	5,062	547,196
Allianz SE Reg.	10,942	1,597,108
Axel Springer AG	996	42,384
BASF SE	22,046	1,966,359
Bayer AG	19,850	2,113,440
Bayerische Motoren Werke (BMW) AG	7,908	690,180
Beiersdorf AG	2,400	209,061
Brenntag AG	1,256	190,903
Celesio AG	1,992	43,242
Commerzbank Ag (b)	23,367	202,995
Continental AG	2,618	349,003
Daimler AG Registered Shares	23,100	1,394,521
Deutsche Bank AG Reg.	24,538	1,028,947
Deutsche Boerse AG	4,649	305,710
Deutsche Lufthansa AG Reg. (b)	5,099	103,293

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	21,809	$541,256
Deutsche Telekom AG	67,260	783,615
E.ON SE	43,140	707,006
Fraport AG	916	55,352
Fresenius Medical Care AG & Co. KGaA	5,176	366,881
Fresenius SE & Co. KGaA	2,923	359,765
GEA Group AG	4,266	151,047
Hannover Rueckversicherung SE Reg.	1,339	96,284
HeidelbergCement AG	3,275	219,428
Henkel AG & Co. KGaA	3,027	237,074
Hochtief AG	860	56,023
Hugo Boss AG	772	84,888
Infineon Technologies AG	26,511	221,921
K+S AG Reg.	4,203	155,331
Kabel Deutschland Holding AG	2,105	231,132
Lanxess AG	1,983	119,421
Linde AG	4,412	822,165
MAN AG	832	90,705
Merck KGaA	1,543	234,659
Metro AG	2,872	90,749
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,295	789,045
QIAGEN NV (b)	5,683	111,202
RWE AG	11,867	378,296
SAP AG	22,014	1,607,528
Siemens AG Reg.	19,031	1,927,146
Suedzucker AG	1,813	56,129
Telefonica Deutschland Holding AG	6,865	49,668
ThyssenKrupp AG (b)	9,562	187,437
United Internet AG Reg.	2,665	75,126
Volkswagen AG	733	142,513

		21,733,134

Greece (0.03%)
Hellenic Telecommunications Organization SA (b)	6,019	47,077
OPAP SA	5,630	47,115

		94,192

Hong Kong (2.97%)
AAC Technologies Holdings Inc.	18,000	100,527
AIA Group Ltd.	288,954	1,217,363
ASM Pacific Technology Ltd.	5,900	64,996
Bank of East Asia Ltd.	29,625	106,038
BOC Hong Kong Holdings Ltd.	86,500	264,611
Cathay Pacific Airways Ltd.	29,000	50,464
Cheung Kong Holdings Ltd.	32,000	431,501
Cheung Kong Infrastructure Holdings Ltd.	15,000	100,337
CLP Holdings Ltd.	42,283	341,808
First Pacific Company Ltd.	52,000	55,521
First Pacific Company Ltd. Rights (b)	6,500	168

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Galaxy Entertainment Group Ltd. (b)	50,000	$241,913
Hang Lung Properties Ltd.	54,000	187,047
Hang Seng Bank Ltd.	18,674	275,005
Henderson Land Development Co. Ltd.	25,218	150,252
HKT Trust and HKT Ltd.	62,000	58,553
Hong Kong & China Gas Co. Ltd.	141,401	345,027
Hong Kong Exchanges & Clearing Ltd.	25,400	381,492
Hopewell Holdings Ltd.	14,500	48,032
Hutchison Whampoa Ltd.	52,210	546,234
Hysan Development Co. Ltd.	16,000	68,766
Kerry Properties Ltd.	14,000	54,488
Li & Fung Ltd.	142,000	193,179
Link REIT, The	55,500	272,733
MGM China Holdings Ltd.	23,600	62,626
MTR Corporation Ltd.	32,500	118,596
New World Development Co. Ltd.	89,700	122,981
New World Development Co. Ltd. Rights (b) (c)	1,121	0
NWS Holdings Ltd.	34,500	52,449
Orient Overseas International Ltd.	5,100	32,668
PCCW Ltd.	101,000	47,397
Power Assets Holdings Ltd.	32,000	275,662
Sands China Ltd.	58,400	274,401
Shangri-La Asia Ltd.	38,960	66,975
Sino Land Co. Ltd.	72,600	100,950
SJM Holdings Ltd.	48,000	115,375
Sun Hung Kai Properties Ltd.	38,000	487,998
Swire Pacific Ltd. Class A	16,000	192,157
Swire Properties Ltd.	26,400	78,231
Wharf Holdings Ltd.	35,953	300,309
Wheelock and Co. Ltd.	22,000	109,484
Wynn Macau Ltd.	39,200	105,690
Yue Yuen Industrial Holdings Ltd.	18,500	47,690

		8,147,694

Ireland (0.34%)
Bank of Ireland (b)	511,354	104,275
CRH PLC (Dublin)	17,371	351,462
Elan Corp. PLC (b)	12,110	169,941
Kerry Group PLC Class A (Dublin)	3,634	200,968
Ryanair Holdings PLC	10,018	92,827

		919,473

Israel (0.50%)
Bank Hapoalim B.M. (b)	25,304	114,195
Bank Leumi Le-Israel (b)	30,149	99,596
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	58,240
Delek Group Ltd.	101	26,074
Israel Chemicals Ltd.	10,564	103,743
Israel Corporation Ltd., The (b)	58	34,580
Mellanox Technologies Ltd. (b)	876	43,552
Mizrahi Tefahot Bank Ltd. (b)	2,895	28,984

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
NICE Systems Ltd.	1,480	$54,418
Teva Pharmaceutical Industries Ltd.	20,362	796,924

		1,360,306

Italy (1.96%)
Assicurazioni Generali SpA	28,348	495,514
Atlantia SpA	8,275	134,967
Banca Monte Dei Paschi di Siena SpA (b)	146,134	37,020
Enel Green Power SpA	41,261	85,632
Enel SpA	156,373	490,693
Eni SpA	61,038	1,252,742
EXOR SpA	1,697	50,257
Fiat Industrial SpA	21,058	234,415
Fiat SpA (b)	20,822	145,213
Finmeccanica SpA (b)	10,285	51,455
Intesa Sanpaolo	279,875	447,951
Luxottica Group SpA	4,116	208,250
Mediobanca SpA	12,206	63,481
Pirelli & C. SpA	5,997	69,326
Prysmian SpA	4,884	91,110
Saipem SpA	6,534	106,054
Snam SpA	48,979	223,018
Telecom Italia RNC SpA	151,926	84,700
Telecom Italia SpA	250,001	174,251
Tenaris SA	10,928	218,870
Terna-Rete Elettrica Nationale SpA	36,470	151,546
UBI Banca-Unione di Banche Italiane ScpA	20,407	73,799
UniCredit SpA	104,463	488,353

		5,378,617

Japan (22.29%)
ABC-Mart Inc.	600	23,385
ACOM Co. Ltd. (b)	1,080	34,358
Advantest Corp.	3,480	57,339
Aeon Co. Ltd.	14,700	193,176
Aeon Credit Service Co. Ltd.	1,400	39,658
Aeon Mall Co. Ltd.	1,900	47,135
Air Water Inc.	4,000	56,231
Aisin Seiki Co. Ltd.	4,700	179,457
Ajinomoto Co. Inc.	14,000	205,370
Alfresa Holdings Corp.	1,000	53,545
All Nippon Airways Co. Ltd.	27,000	56,142
Amada Co. Ltd.	9,000	59,253
Aozora Bank Ltd.	28,000	87,446
Asahi Glass Co. Ltd.	25,000	162,045
Asahi Group Holdings Ltd.	9,500	235,331
Asahi Kasei Corp.	31,000	204,542
ASICS Corp.	4,000	63,039
Astellas Pharma Inc.	10,751	584,038
Bank of Kyoto Ltd., The	8,000	66,624
Bank of Yokohama Ltd., The	29,000	149,601
Benesse Holdings Inc.	1,700	61,331
Bridgestone Corp.	15,700	535,373

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Brother Industries Ltd.	5,600	$62,838
CALBEE Inc.	400	37,963
Canon Inc.	27,100	888,156
Casio Computer Co. Ltd.	5,900	51,966
Central Japan Railway Co.	3,500	426,580
Chiba Bank Ltd., The	16,000	109,167
Chiyoda Corp.	4,000	47,175
Chubu Electric Power Co. Inc.	14,800	209,642
Chugai Pharmaceutical Co. Ltd.	5,600	115,916
Chugoku Bank Ltd., The	4,000	56,050
Chugoku Electric Power Company Inc., The	7,300	114,466
Citizen Holdings Co. Ltd.	5,900	32,909
Coca-Cola West Co. Ltd.	1,400	24,827
Cosmo Oil Co. Ltd. (b)	15,000	27,587
Credit Saison Co. Ltd.	3,800	95,483
Dai Nippon Printing Co. Ltd.	14,000	127,747
Daicel Chemical Industries Ltd.	7,000	61,180
Daido Steel Co. Ltd.	7,000	35,337
Daihatsu Motor Co. Ltd.	5,000	94,704
Dai-ichi Life Insurance Company Ltd.	199	285,673
Daiichi Sankyo Co. Ltd.	16,013	266,854
Daikin Industries Ltd.	5,600	226,351
Dainippon Sumitomo Pharma Co. Ltd.	3,700	48,934
Daito Trust Construction Co. Ltd.	1,800	169,595
Daiwa House Industry Co. Ltd.	12,000	223,524
Daiwa Securities Group Inc.	40,000	334,997
DeNA Co. Ltd.	2,500	48,945
Denso Corp.	11,700	550,054
Dentsu Inc.	4,500	155,676
Don Quijote Co. Ltd.	1,200	58,253
East Japan Railway Co.	8,300	646,010
Eisai Co. Ltd.	6,200	252,676
Electric Power Development Co. Ltd.	2,980	93,169
FamilyMart Co. Ltd.	1,500	64,003
Fanuc Corp.	4,600	665,744
Fast Retailing Co. Ltd.	1,300	438,756
Fuji Electric Co. Ltd.	13,000	45,709
Fuji Heavy Industries Ltd.	14,000	345,719
FUJIFILM Holdings Corp.	10,700	235,332
Fujitsu Ltd.	46,000	190,302
Fukuoka Financial Group Inc.	18,000	76,557
Furukawa Electric Co. Ltd.	15,000	34,702
Gree Inc. (b)	2,300	20,378
GungHo Online Entertainment Inc. (b)	80	87,402
Gunma Bank Ltd.	10,000	55,290
Hachijuni Bank Ltd., The	10,000	58,346
Hakuhodo DY Holdings Inc.	590	41,323
Hamamatsu Photonics KK	1,700	61,392
Hankyu Hanshin Holdings Inc.	28,000	159,364
Hino Motors Ltd.	6,000	88,044
Hirose Electric Co. Ltd.	700	92,197
Hiroshima Bank Ltd., The	11,000	46,820
Hisamitsu Pharmaceutical Co. Inc.	1,500	76,117
Hitachi Chemical Co. Ltd.	2,500	39,137

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Construction Machinery Co. Ltd.	2,400	$48,408
Hitachi High-Technologies Corp.	1,400	33,762
Hitachi Ltd.	116,000	743,269
Hitachi Metals Ltd.	4,000	44,803
Hokkaido Electric Power Co. Inc. (b)	4,400	60,046
Hokuhoku Financial Group Inc.	29,000	59,217
Hokuriku Electric Power Co.	4,100	64,335
Honda Motor Co. Ltd.	39,200	1,456,258
Hoya Corp.	10,000	205,682
Hulic Company Ltd.	5,900	63,297
Ibiden Co. Ltd.	3,000	46,694
Idemitsu Kosan Co. Ltd.	500	38,328
IHI Corp.	33,000	124,856
INPEX Corp.	54	224,435
Isetan Mitsukoshi Holdings Ltd.	7,880	104,636
Isuzu Motors Ltd.	28,000	191,406
Itochu Corp.	36,200	418,613
Itochu Techno-Solutions Corp.	600	24,837
Iyo Bank Ltd., The	6,000	57,346
J. Front Retailing Co. Ltd.	11,400	90,911
Japan Airlines Co. Ltd.	1,469	75,625
Japan Exchange Group Inc.	1,300	131,309
Japan Petroleum Exploration Co.	700	28,343
Japan Prime Realty Investment Corp.	19	58,139
Japan Real Estate Investment Corp.	14	156,391
Japan Retail Fund Investment Corp.	51	106,546
Japan Steel Works Ltd., The	8,000	43,900
Japan Tobacco Inc.	26,300	928,325
JFE Holdings Inc.	11,800	258,514
JGC Corp.	5,000	180,062
Joyo Bank Ltd., The	16,000	87,383
JSR Corp.	4,500	91,051
JTEKT Corp.	5,100	57,165
JX Holdings Inc.	53,900	260,251
Kajima Corp.	20,000	66,307
Kamigumi Co. Ltd.	6,000	48,289
Kaneka Corp.	7,000	46,155
Kansai Electric Power Company Inc., The (b)	16,800	229,963
Kansai Paint Co. Ltd.	7,000	89,356
Kao Corp.	12,600	428,923
Kawasaki Heavy Industries Ltd.	31,000	95,139
KDDI Corp.	12,800	666,540
Keikyu Corp.	10,000	85,850
Keio Corp.	14,000	96,187
Keisei Electric Railway Co. Ltd.	7,000	65,580
Keyence Corp.	1,064	339,002
Kikkoman Corp.	4,000	66,539
Kinden Corp.	3,000	25,816
Kintetsu Corp.	39,000	171,210
Kirin Holdings Co. Ltd.	21,000	328,950
Kobe Steel Ltd. (b)	63,000	77,910
Koito Manufacturing Company Ltd.	2,000	38,126
Komatsu Ltd.	22,100	509,006
Konami Corp.	2,400	50,950
Konica Minolta Holdings Inc.	12,000	90,321

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kubota Corp.	26,000	$378,387
Kuraray Co. Ltd.	7,600	106,516
Kurita Water Industries Ltd.	2,800	59,265
Kyocera Corp.	3,900	396,809
Kyowa Hakko Kirin Co. Ltd.	6,000	67,820
Kyushu Electric Power Co. Inc. (b)	10,000	150,712
Lawson Inc.	1,500	114,464
LIXIL Group Corp.	6,500	158,280
M3 Inc.	20	44,859
Mabuchi Motor Co. Ltd.	600	32,006
Makita Corp.	2,700	145,158
Marubeni Corp.	39,000	260,651
Marui Group Co. Ltd.	5,600	55,785
Maruichi Steel Tube Ltd.	1,100	28,107
Mazda Motor Corp. (b)	65,000	256,973
McDonald’s Holdings Company Ltd. (Japan)	1,600	44,400
MEDIPAL HOLDINGS CORP.	3,300	44,740
MEIJI Holdings Company Ltd.	1,419	68,143
Miraca Holdings Inc.	1,400	64,334
Mitsubishi Chemical Holdings Corp.	33,500	157,005
Mitsubishi Corp.	33,300	568,887
Mitsubishi Electric Corp.	45,000	420,485
Mitsubishi Estate Company Ltd.	30,000	798,716
Mitsubishi Gas Chemical Co. Inc.	9,000	65,984
Mitsubishi Heavy Industries Ltd.	71,000	394,728
Mitsubishi Logistics Corp.	3,000	41,862
Mitsubishi Materials Corp.	28,000	98,576
Mitsubishi Motors Corp. (b)	99,000	135,511
Mitsubishi Tanabe Pharma Corp.	5,500	71,161
Mitsubishi UFJ Financial Group Inc.	304,560	1,880,923
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,200	67,372
Mitsui & Co. Ltd.	41,100	515,402
Mitsui Chemicals Inc.	20,000	45,022
Mitsui Fudosan Co. Ltd.	20,000	588,000
Mitsui OSK Lines Ltd. (b)	25,000	97,153
Mitsui Sumitomo Insurance Group Holdings Inc.	12,200	309,028
Mizuho Financial Group Inc.	546,400	1,134,705
Murata Manufacturing Co. Ltd.	4,800	365,112
Nabtesco Corp.	2,400	49,831
Namco Bandai Holdings Inc.	4,100	66,451
NEC Corp.	64,000	140,151
Nexon Co. Ltd.	2,800	30,926
NGK Insulators Ltd.	5,000	61,788
NGK Spark Plug Co. Ltd.	4,000	80,059
NHK Spring Co. Ltd.	4,100	47,338
Nidec Corp.	2,400	167,909
Nikon Corp.	7,900	184,575
Nintendo Co. Ltd.	2,600	306,121
Nippon Building Fund Inc.	17	196,886
Nippon Electric Glass Co. Ltd.	10,000	48,679
Nippon Express Co. Ltd.	20,000	94,972
Nippon Meat Packers Inc.	4,000	61,185
Nippon Prologis REIT Inc.	6	52,063
Nippon Steel Corp.	184,000	495,742

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Telegraph & Telephone Corp.	10,300	$536,845
Nippon Yusen KK	38,000	100,543
Nishi-Nippon City Bank Ltd., The	17,000	44,330
Nissan Motor Co. Ltd.	60,100	602,359
Nisshin Seifun Group Inc.	4,500	53,923
Nissin Foods Holdings Co. Ltd.	1,400	56,617
Nitori Holdings Co. Ltd.	800	64,407
Nitto Denko Corp.	4,000	256,542
NKSJ Holdings Inc.	7,900	187,741
NOK Corp.	2,500	39,637
Nomura Holdings Inc.	86,100	633,762
Nomura Real Estate Holdings Inc.	3,100	68,478
Nomura Real Estate Office Fund Inc.	7	30,697
Nomura Research Institute Ltd.	2,500	81,191
NSK Ltd.	11,000	104,938
NTT Data Corp.	32	113,983
NTT DoCoMo Inc.	370	575,611
NTT Urban Development Corp.	29	35,595
Obayashi Corp.	16,000	82,962
Odakyu Electric Railway Co. Ltd.	15,000	146,485
Oji Paper Co. Ltd.	16,000	64,493
Olympus Corp. (b)	4,600	139,782
Omron Corp.	5,100	152,046
Ono Pharmaceutical Co. Ltd.	2,000	136,140
Oracle Corp. Japan	900	37,277
Oriental Land Co. Ltd.	1,200	185,707
Orix Corp.	26,600	363,003
Osaka Gas Co. Ltd.	46,000	194,231
OTSUKA Corp.	400	44,612
Otsuka Holdings Co. Ltd.	8,600	283,963
Panasonic Corp. (b)	53,100	427,564
Park24 Co. Ltd.	2,000	36,284
Rakuten Inc.	16,800	198,660
Resona Holdings Inc.	46,200	225,003
Ricoh Co. Ltd.	17,000	201,455
RINNAI Corp.	800	56,884
Rohm Co. Ltd.	2,400	97,467
Sankyo Co. Ltd.	1,300	61,429
Sanrio Co. Ltd.	1,100	51,027
Santen Pharmaceutical Co. Ltd.	1,800	77,895
SBI Holdings Inc.	4,345	47,769
Secom Co. Ltd.	5,100	277,290
Sega Sammy Holdings Inc.	4,068	101,936
Sekisui Chemical Co. Ltd.	11,000	116,804
Sekisui House Ltd.	13,000	187,830
Seven & I Holdings Co. Ltd.	17,940	657,022
Seven Bank Ltd.	16,000	58,001
Sharp Corp. (b)	25,000	100,662
Shikoku Electric Power Co. Inc. (b)	4,700	84,873
Shimadzu Corp.	6,000	48,297
Shimamura Co. Ltd.	500	60,696
Shimano Inc.	2,000	170,370
Shimizu Corp.	14,000	56,279
Shin-Etsu Chemical Co. Ltd.	9,900	655,234
Shinsei Bank Ltd.	39,000	88,563
Shionogi & Co. Ltd.	6,700	139,718

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shiseido Co. Ltd.	8,600	$127,958
Shizuoka Bank Ltd., The	13,000	140,215
Showa Denko KK	36,000	47,478
Showa Shell Sekiyu KK	4,300	35,279
SMC Corp.	1,300	260,618
Softbank Corp.	22,900	1,333,007
Sojitz Corp.	33,000	54,753
Sony Corp.	24,600	519,705
Sony Financial Holdings Inc.	4,200	66,127
Stanley Electric Co. Ltd.	3,500	67,998
SUMCO Corp.	2,900	31,766
Sumitomo Chemical Co. Ltd.	33,000	103,504
Sumitomo Corp.	27,100	337,763
Sumitomo Electric Industries Ltd.	17,400	207,130
Sumitomo Heavy Industries Ltd.	14,000	58,788
Sumitomo Metal Mining Co. Ltd.	13,000	144,803
Sumitomo Mitsui Financial Group Inc.	30,500	1,396,077
Sumitomo Mitsui Trust Holdings Inc.	74,000	345,273
Sumitomo Realty & Development Co. Ltd.	9,000	358,687
Sumitomo Rubber Industries Ltd.	4,300	70,194
Suruga Bank Ltd.	4,000	72,538
Suzuken Co. Ltd.	1,640	55,194
Suzuki Motor Corp.	8,800	202,843
Sysmex Corp.	1,800	117,892
T&D Holdings Inc.	14,000	187,272
TAIHEIYO CEMENT CORP.	29,000	92,545
Taisei Corp.	21,000	75,810
Taisho Pharmaceutical Holdings Co. Ltd.	600	42,586
Taiyo Nippon Sanso Corp.	5,000	34,480
Takashimaya Co. Ltd.	5,000	50,677
Takeda Pharmaceutical Company Ltd.	18,800	847,767
TDK Corp.	3,100	106,826
Teijin Ltd.	23,000	50,381
Terumo Corp.	3,700	183,915
THK Co. Ltd.	2,900	60,851
Tobu Railway Co. Ltd.	25,000	128,840
Toho Co. Ltd.	2,700	55,533
Toho Gas Co. Ltd.	10,000	51,714
Tohoku Electric Power Co. Inc. (b)	10,800	134,848
Tokio Marine Holdings Inc.	16,900	533,279
Tokyo Electric Power Company Inc. (b)	33,600	173,455
Tokyo Electron Ltd.	4,000	202,238
Tokyo Gas Co. Ltd.	59,000	325,504
Tokyo Tatemono Co. Ltd.	11,000	91,532
Tokyu Corp.	28,000	183,337
Tokyu Land Corp.	10,000	91,540
TonenGeneral Sekiyu KK	7,000	67,735
Toppan Printing Co. Ltd.	14,000	97,120
Toray Industries Inc.	36,000	232,619
Toshiba Corp.	97,000	464,976
Toto Ltd.	7,000	71,176
Toyo Seikan Kaisha Ltd.	3,800	58,493
Toyo Suisan Kaisha Ltd.	2,000	66,545

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,600	$39,119
Toyota Boshoku Corp.	1,700	24,444
Toyota Industries Corp.	3,700	151,100
Toyota Motor Corp.	66,200	3,993,039
Toyota Tsusho Corp.	5,200	133,707
Trend Micro Inc.	2,700	85,840
Tsumura & Co.	1,500	44,206
UBE Industries Ltd.	25,000	46,252
Unicharm Corp.	2,700	152,708
United Urban Investment Corp.	56	75,600
USS Co. Ltd.	520	65,923
West Japan Railway Co.	3,800	161,159
Yahoo Japan Corp.	348	171,360
Yakult Honsha Co. Ltd.	2,000	82,933
Yamada Denki Co. Ltd.	2,150	87,052
Yamaguchi Financial Group Inc.	5,000	49,196
Yamaha Corp.	4,200	48,122
Yamaha Motor Co. Ltd.	6,700	86,778
Yamato Holdings Co. Ltd.	8,500	179,012
Yamato Kogyo Co. Ltd.	900	27,489
Yamazaki Baking Co. Ltd.	3,000	35,208
Yaskawa Electric Corp.	5,000	60,683
Yokogawa Electric Corp.	6,000	71,729
Yokohama Rubber Company Ltd., The	5,000	50,206

		61,100,397

Netherlands (2.88%)
Aegon NV	41,827	280,620
Akzo Nobel NV	5,732	323,434
ArcelorMittal	24,208	270,944
ASML Holding NV	8,600	678,890
Corio NV	1,512	60,175
D.E Master Blenders 1753 NV (b)	12,321	197,172
Delta Lloyd NV	4,618	92,545
Fugro NV	1,643	89,275
Gemalto NV	1,938	175,474
Heineken Holding NV	2,373	132,999
Heineken NV	5,577	354,984
ING Groep NV (b)	91,830	839,242
Koninklijke Ahold NV	24,046	357,635
Koninklijke Boskalis Westminster NV CVA	1,782	64,916
Koninklijke DSM NV	3,680	239,912
Koninklijke KPN NV	81,102	168,270
Koninklijke Philips NV	22,698	618,772
Koninklijke Vopak NV	1,674	98,805
Randstad Holding NV	2,870	117,981
Reed Elsevier NV	16,529	275,282
TNT Express NV	8,082	60,553
Unibail-Rodamco SE	2,286	532,421
Unilever NV CVA	39,254	1,545,205
Wolters Kluwer - CVA	7,321	155,069
Ziggo NV	4,115	165,290

		7,895,865

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.12%)
Auckland International Airport Ltd.	28,619	$65,823
Contact Energy Ltd.	9,092	35,982
Fletcher Building Ltd.	16,252	105,842
SKYCITY Entertainment Group Ltd.	12,916	43,574
Telecom Corp. of New Zealand Ltd.	39,201	68,262

		319,483

Norway (0.82%)
Aker Solutions ASA	3,887	53,065
DnB NOR ASA	23,170	336,120
Gjensidige Forsikring ASA	5,047	74,353
Norsk Hydro ASA	22,479	90,139
Orkla ASA	19,277	157,831
Seadrill Ltd.	9,046	364,340
Statoil ASA	26,580	549,091
Subsea 7 SA (b)	6,017	105,858
Telenor ASA	16,574	329,210
Yara International ASA	4,530	180,652

		2,240,659

Portugal (0.18%)
Banco Espirito Santo SA Reg. (b)	45,190	36,229
Energias de Portugal SA	48,117	155,214
Galp Energia SGPS SA B Shares	6,338	93,955
Jeronimo Martins SGPS SA	6,268	132,108
Portugal Telecom SGPS SA	16,229	63,138

		480,644

Singapore (1.65%)
Ascendas Real Estate Investment Trust	47,000	82,367
CapitaCommercial Trust	43,000	49,605
Capitaland Ltd.	62,692	151,463
Capitamall Trust	58,000	91,014
CapitaMalls Asia Ltd.	34,000	48,764
City Developments Ltd.	10,031	84,388
Comfortdelgro Corp. Ltd.	47,000	67,544
DBS Group Holdings Ltd.	40,667	494,831
Genting Singapore PLC	150,400	155,956
Global Logistic Properties Ltd.	75,000	162,230
Golden Agri-Resources Ltd.	166,702	73,388
Hutchison Port Holdings Trust	130,000	95,199
Jardine Cycle & Carriage Ltd.	3,015	100,804
Keppel Corp. Ltd.	35,202	287,929
Keppel Land Ltd.	18,000	47,333
Noble Group Ltd.	108,654	82,635
Olam International Ltd.	29,900	38,486
Oversea-Chinese Banking Corporation Ltd.	61,000	479,529
Sembcorp Industries Ltd.	21,200	82,479
Sembcorp Marine Ltd.	21,200	71,841
Singapore Airlines Ltd.	13,000	103,765
Singapore Exchange Ltd.	21,000	116,075

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Press Holdings Ltd.	39,030	$128,282
Singapore Technologies Engineering Ltd.	36,381	119,845
Singapore Telecommunications Ltd.	189,150	560,227
StarHub Ltd.	15,000	49,320
United Overseas Bank Ltd.	30,616	478,103
UOL Group Ltd.	10,461	55,301
Wilmar International Ltd.	48,000	118,716
Yangzijiang Shipbuilding Holdings Ltd.	48,000	31,329

		4,508,748

Spain (2.81%)
Abertis Infraestructuras SA	8,642	150,575
Acciona SA	580	30,579
ACS Actividades de Construccion y Servicios SA	3,570	94,441
Amadeus IT Holding SA A Shares	9,175	293,647
Banco Bilbao Vizcaya Argentaria SA	133,631	1,123,016
Banco de Sabadell SA	61,506	102,036
Banco Popular Espanol SA (b)	30,575	93,601
Banco Santander SA	259,812	1,662,600
Bankia SA (b)	98,385	76,216
CaixaBank	28,491	87,512
Distribuidora Internacional de Alimentacion SA	14,395	108,744
Enagas SA	4,514	111,568
Ferrovial SA	9,878	157,703
Gas Natural SDG SA	8,551	172,282
Grifols SA	3,546	130,278
Iberdrola SA	114,348	604,283
Industria de Diseno Textil SA	5,190	640,162
International Consolidated Airlines Group SA (b)	23,616	94,815
Mapfre SA	19,111	62,180
Red Electrica Corporacion SA	2,447	134,554
Repsol SA	20,011	422,331
Repsol SA Rights (b)	20,011	11,148
Telefonica SA (b)	98,571	1,268,155
Zardoya Otis SA	3,885	55,011

		7,687,437

Sweden (3.10%)
Alfa Laval AB	7,335	149,820
Assa Abloy AB Class B	8,102	316,640
Atlas Copco AB Class A	16,252	391,703
Atlas Copco AB Class B	9,356	200,225
Boliden AB	6,896	85,478
Electrolux AB Series B	5,897	148,809
Elekta AB B Shares	9,032	137,273
Getinge AB B Shares	5,002	151,865
Hennes & Mauritz AB (H&M) B Shares	22,778	749,427
Hexagon AB B Shares	5,817	155,496
Husqvarna AB B Shares	10,537	55,648
Industrivarden AB C Shares	2,968	49,561
Investment AB Kinnevik B Shares	4,630	118,700
Investor AB B Shares	11,110	298,202

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Lundin Petroleum AB (b)	5,481	$108,407
Millicom International Cellular SA SDR	1,498	107,889
Nordea Bank AB	62,825	701,586
Ratos AB B Shares	4,836	37,504
Sandvik AB	25,693	306,860
Scania AB Class B	7,558	151,212
Securitas AB Class B	7,894	69,011
Skandinaviska Enskilda Banken AB Class A	36,595	349,372
Skanska AB Class B	9,310	154,287
SKF AB B Shares	9,423	220,754
Svenska Cellulosa AB B Shares	14,105	353,736
Svenska Handelsbanken AB A Shares	11,968	479,491
Swedbank AB - A Shares	21,799	499,296
Swedish Match AB	4,943	175,449
Tele2 AB B Shares	8,000	93,916
Telefonaktiebolaget LM Ericsson B Shares	72,800	825,539
TeliaSonera AB	57,372	373,877
Volvo AB B Shares	36,664	489,261

		8,506,294

Switzerland (9.11%)
ABB Ltd. Reg. (b)	53,019	1,148,495
Actelion Ltd. Reg. (b)	2,685	161,738
Adecco SA Reg. (b)	3,202	182,360
Aryzta AG (b)	2,151	120,743
Baloise Holding AG Reg.	1,180	114,608
Banque Cantonale Vaudoise (BCV) Reg.	75	37,177
Barry Callebaut AG Reg. (b)	44	40,271
Compagnie Financiere Richemont SA Class A	12,562	1,107,820
Credit Suisse Group AG Reg. (b)	36,029	953,834
Ems-Chemie Holding AG Reg	219	64,865
Geberit AG Reg.	938	232,365
Givaudan SA Reg. (b)	204	262,869
Holcim Ltd. Reg. (b)	5,548	386,176
Julius Baer Group Ltd. (b)	5,450	212,705
Kuehne & Nagel International AG Reg.	1,281	140,545
Lindt & Spruengli AG	22	82,583
Lindt & Spruengli AG Reg.	3	130,533
Lonza Group AG Reg. (b)	1,300	97,679
Nestle SA Reg.	77,462	5,083,085
Novartis AG	55,232	3,912,113
Pargesa Holding SA	681	45,376
Partners Group Holding AG	448	121,264
Roche Holding AG	16,870	4,187,085
Schindler Holding AG	1,157	160,983
Schindler Holding AG Reg.	543	73,541
SGS SA Reg	128	274,812
Sika AG	54	139,630
Sonova Holding AG Reg. (b)	1,202	127,166
Sulzer AG Reg.	564	90,061

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swatch Group AG Reg., The	1,093	$102,779
Swatch Group AG, The	743	405,856
Swiss Life Holding AG Reg. (b)	777	126,124
Swiss Prime Site AG Reg. (b)	1,325	97,406
Swiss Re AG (b)	8,336	620,205
Swisscom AG	544	238,147
Syngenta AG Reg.	2,221	866,099
Transocean Ltd.	8,641	414,915
UBS AG Reg. (b)	87,442	1,484,225
Zurich Insurance Group AG (b)	3,595	931,850

		24,980,088

United Kingdom (21.40%)
3i Group PLC	21,674	111,290
Aberdeen Asset Management PLC	23,183	134,917
Admiral Group PLC	4,312	86,861
Aggreko PLC	6,561	163,989
AMEC PLC	6,691	102,333
Anglo American PLC	33,176	639,322
Antofagasta PLC	9,805	118,803
ARM Holdings PLC	33,306	402,905
Associated British Foods PLC	8,747	230,746
AstraZeneca PLC	30,007	1,418,695
Aviva PLC	71,481	368,423
Babcock International Group PLC	8,948	150,245
BAE Systems PLC	78,568	457,539
Barclays PLC	293,709	1,250,831
BG Group PLC	81,642	1,387,428
BHP Billiton PLC	50,482	1,287,181
BP PLC	462,792	3,211,750
British American Tobacco PLC	46,328	2,376,141
British Land Co. PLC	22,701	195,560
British Sky Broadcasting Group PLC	24,836	299,198
BT Group PLC	188,971	887,171
Bunzl PLC	7,962	155,292
Burberry Group PLC	10,307	212,041
Capita PLC	15,708	230,892
Carnival PLC	4,528	157,393
Centrica PLC	123,567	675,876
Cobham PLC	24,122	96,176
Compass Group PLC	43,800	559,658
Croda International PLC	3,321	125,235
Diageo PLC	60,069	1,722,556
Direct Line Insurance Group PLC	20,185	71,723
easyJet PLC	3,869	76,262
Experian PLC	24,035	417,722
Fresnillo PLC	4,520	61,024
G4S PLC	31,570	111,316
GKN PLC	38,488	176,175
GlaxoSmithKline PLC	117,795	2,944,430
Glencore Xstrata PLC	239,745	992,419
Hammerson PLC	17,233	127,777
Hargreaves Lansdown PLC	5,175	69,900
HSBC Holdings PLC	445,043	4,607,146
ICAP PLC	13,524	74,671
IMI PLC	7,949	149,827

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Imperial Tobacco Group PLC	23,409	$811,698
Inmarsat PLC	11,000	112,651
InterContinental Hotels Group PLC	6,275	172,451
Intertek Group PLC	3,712	165,004
Intu Properties PLC	16,885	80,264
Invensys PLC	14,661	91,807
Investec PLC	14,902	93,780
ITV PLC	85,662	182,636
J Sainsbury PLC	27,963	151,136
Johnson Matthey PLC	4,699	187,748
Kingfisher PLC	55,539	289,570
Land Securities Group PLC	18,231	244,856
Legal & General Group PLC	139,836	364,462
Lloyds Banking Group PLC (b)	1,099,540	1,055,900
London Stock Exchange Group PLC	4,159	84,536
Marks & Spencer Group PLC	39,238	256,743
Meggitt PLC	19,120	150,640
Melrose Industries PLC	29,574	112,093
National Grid PLC	88,322	1,001,184
Next PLC	3,780	261,841
Old Mutual PLC	115,447	316,914
Pearson PLC	19,318	343,557
Persimmon PLC (b)	7,338	131,724
Petrofac Ltd.	6,369	115,937
Prudential PLC	61,294	1,000,488
Randgold Resources Ltd.	2,133	135,161
Reckitt Benckiser Group PLC	15,542	1,099,387
Reed Elsevier PLC	28,440	323,425
Resolution Ltd.	34,700	150,309
Rexam PLC	18,074	131,167
Rio Tinto PLC	30,487	1,239,874
Rolls-Royce Holdings PLC (b)	44,829	771,883
Royal Bank of Scotland Group PLC (b)	50,928	211,340
Royal Dutch Shell PLC Class A	90,444	2,889,143
Royal Dutch Shell PLC Class B	62,746	2,078,080
RSA Insurance Group PLC	86,965	157,771
SABMiller PLC	23,010	1,103,176
Sage Group PLC, The	26,038	134,728
Schroders PLC	2,400	79,673
SEGRO PLC	17,831	75,644
Serco Group PLC	11,902	111,927
Severn Trent PLC	5,910	149,652
Shire PLC	13,150	416,726
Smith & Nephew PLC	21,857	244,795
Smiths Group PLC	9,113	181,301
SSE PLC	22,826	528,594
Standard Chartered PLC	58,063	1,260,569
Standard Life PLC	57,413	302,146
Tate & Lyle PLC	11,504	144,337
Tesco PLC	192,383	968,805
Travis Perkins PLC	5,932	131,348
Tui Travel PLC	12,214	66,222
Tullow Oil PLC	21,305	324,322
Unilever PLC	30,793	1,246,567
United Utilities Group PLC	15,647	162,794
Vedanta Resources PLC	2,263	35,174

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Vodafone Group PLC	1,174,834	$3,366,692
Weir Group PLC, The	4,892	159,963
Whitbread PLC	4,390	204,221
William Hill PLC	20,900	140,153
William Morrison Supermarkets PLC	53,178	211,672
Wolseley PLC	6,451	297,646
WPP PLC	30,495	521,245

		58,634,091

United States (0.04%)
Coca-Cola HBC AG Sponsored ADR	5,026	117,508

		117,508

Total Common Stocks
(cost $253,708,938)		269,513,844

Preferred Stocks (a) (0.61%)
Germany (0.61%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	84,551
Fuchs Petrolub AG PFD	867	68,737
Henkel AG & Co. KGaA PFD	4,332	406,817
Porsche Automobil Holding SE PFD	3,588	277,075
ProSiebenSat.1 Media AG PFD	2,606	111,772
RWE AG-Non Voting PFD	986	30,433
Volkswagen AG PFD	3,458	698,459

		1,677,844

Total Preferred Stocks
(cost $791,675)		1,677,844

TOTAL INVESTMENTS (98.96%)
(cost $254,500,613)		271,191,688
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.04%)		2,862,538

NET ASSETS (100.00%)		$274,054,226

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At June 30, 2013, cash in the amount of $382,873 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$76,567,913	28.23
Japanese Yen	61,100,397	22.53
British Pound	58,634,091	21.62
Swiss Franc	24,980,088	9.21
Australian Dollar	21,702,985	8.00
Swedish Krona	8,506,294	3.14
Hong Kong Dollar	8,147,694	3.00
Singapore Dollar	4,413,549	1.63
Danish Krone	3,005,522	1.11
Norwegian Krone	2,240,659	0.83
Israeli Shekel	1,360,306	0.50
New Zealand Dollar	319,483	0.12
United States Dollar	212,707	0.08

Total Investments	$271,191,688	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$67,744,816	24.72
Industrials	33,830,606	12.35
Consumer Staples	32,045,359	11.69
Consumer Discretionary	31,764,176	11.59
Health Care	28,437,468	10.38
Materials	21,632,638	7.89
Energy	18,888,422	6.89
Telecommunication Services	14,135,449	5.16
Information Technology	12,442,016	4.54
Utilities	10,270,738	3.75

Total Stocks	271,191,688	98.96
Cash and Other Assets, Net of Liabilities	2,862,538	1.04

Net Assets	$274,054,226	100.00%

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	September 2013	$325,407	$327,398	$1,991
Euro Stoxx 50 Index	27	September 2013	945,133	911,792	(33,341)
FTSE 100 Index	10	September 2013	952,708	934,515	(18,193)
Nikkei 225 Index	9	September 2013	612,637	617,230	4,593

Total					$(44,950)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	Citibank N.A.	07/01/2013	(76,794)	$100,000	$42	$—
Swiss Franc	Citibank N.A.	07/01/2013	(70,831)	75,000	11	—

Total					$53	$—

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (99.31%)
State Farm Variable Product Trust Bond Fund (a)	2,951,915	$31,113,183
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,334,666	53,454,693

Total Registered Investment Companies
(cost $ 70,666,592)		84,567,876

TOTAL INVESTMENTS (99.31%)
(cost $ 70,666,592)		84,567,876
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.69%)		588,350

NET ASSETS (100.00%)		$85,156,226

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (69.85%)
Aerospace/Defense (0.84%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,419,464

Agriculture, Foods, & Beverage (6.54%)
HJ Heinz Co.
5.350%, 07/15/2013	500,000	500,250
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	510,148
Hershey Co.
5.450%, 09/01/2016	500,000	564,311
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,132,463
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,293,872
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,132,007
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,045,932
Kellogg Co.
3.125%, 05/17/2022	1,000,000	973,954
Sysco Corp.
2.600%, 06/12/2022	1,000,000	942,582
Kellogg Co.
2.750%, 03/01/2023	1,000,000	932,817
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	946,176

		10,974,512

Banks (2.56%)
Wachovia Corp.
5.700%, 08/01/2013	500,000	502,080
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	520,641
US Bank NA
4.950%, 10/30/2014	500,000	527,684
Fifth Third Bank
4.750%, 02/01/2015	500,000	526,992
Wachovia Bank NA
5.600%, 03/15/2016	500,000	552,851
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	559,390
Bank of America NA
6.000%, 06/15/2016	500,000	550,296
Wachovia Corp.
5.750%, 06/15/2017	500,000	567,552

		4,307,486

Building Materials & Construction (0.67%)
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,126,111

Chemicals (3.89%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,133,526
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	570,140

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	$500,000	$590,771
Praxair Inc.
2.450%, 02/15/2022	1,000,000	942,572
PPG Industries Inc.
2.700%, 08/15/2022	500,000	464,606
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	930,050
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	952,838
Praxair Inc.
2.700%, 02/21/2023	500,000	477,470
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	474,440

		6,536,413

Commercial Service/Supply (1.22%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,080,515
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	968,432

		2,048,947

Computers (0.69%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,155,082

Consumer & Marketing (3.46%)
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,005,197
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,049,923
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,128,147
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	585,020
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,089,485
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	950,371

		5,808,143

Electronic/Electrical Manufacturing (0.34%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	563,885

Financial Services (3.45%)
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	513,246
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	532,230
5.375%, 10/20/2016	500,000	557,908
5.400%, 02/15/2017	500,000	556,746

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Simon Property Group Inc.
6.125%, 05/30/2018	$1,000,000	$1,174,893
JPMorgan Chase & Co.
4.350%, 08/15/2021	1,000,000	1,041,743
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	944,666
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	474,654

		5,796,086

Health Care (9.76%)
Schering-Plough Corp.
5.300%, 12/01/2013	500,000	509,858
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,045,838
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,041,457
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	533,964
Baxter International Inc.
5.900%, 09/01/2016	500,000	569,922
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,118,380
Wyeth
5.450%, 04/01/2017	500,000	567,290
Amgen Inc.
5.850%, 06/01/2017	500,000	570,794
Johnson & Johnson
5.550%, 08/15/2017	500,000	578,747
AstraZeneca PLC
5.900%, 09/15/2017	500,000	580,954
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	583,625
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	581,180
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,159,740
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,064,178
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,066,558
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	951,651
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	934,689
Baxter International Inc.
3.200%, 06/15/2023	2,000,000	1,961,756
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	969,886

		16,390,467

Machinery & Manufacturing (5.71%)
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	756,343
Caterpillar Inc.
5.700%, 08/15/2016	500,000	568,880

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
5.300%, 03/15/2017	$1,000,000	$1,107,190
Honeywell International Inc.
5.300%, 03/15/2017	500,000	563,644
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	567,794
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,143,713
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	577,718
2.850%, 06/01/2022	1,000,000	955,904
Deere & Co.
2.600%, 06/08/2022	1,000,000	953,082
Covidien International
3.200%, 06/15/2022	1,000,000	986,321
3M Co.
2.000%, 06/26/2022	500,000	466,600
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	934,389

		9,581,578

Media & Broadcasting (1.85%)
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,001,823
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,138,682
Comcast Corp.
3.125%, 07/15/2022	1,000,000	974,327

		3,114,832

Mining & Metals (2.79%)
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,027,522
Alcan Inc.
5.000%, 06/01/2015	500,000	534,880
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,062,719
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	563,770
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	591,650
3.500%, 03/22/2022	500,000	482,148
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	420,710

		4,683,399

Oil & Gas (3.85%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	570,243
Apache Corp.
5.625%, 01/15/2017	500,000	563,122
Shell International Finance
5.200%, 03/22/2017	500,000	563,716
Canadian National Resources
5.700%, 05/15/2017	500,000	567,044

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Weatherford International Inc.
6.350%, 06/15/2017	$500,000	$558,534
EOG Resources Inc.
5.875%, 09/15/2017	500,000	580,890
Husky Energy Inc.
6.200%, 09/15/2017	500,000	568,114
ConocoPhillips
5.200%, 05/15/2018	500,000	571,522
Apache Corp.
3.250%, 04/15/2022	1,000,000	985,054
Shell International Finance
2.375%, 08/21/2022	500,000	467,234
EOG Resources Inc.
2.625%, 03/15/2023	500,000	467,871

		6,463,344

Retailers (5.85%)
Walgreen Co.
4.875%, 08/01/2013	500,000	501,624
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,094,300
Target Corp.
5.875%, 07/15/2016	1,000,000	1,139,028
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	566,981
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,128,056
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,139,289
Target Corp.
5.375%, 05/01/2017	500,000	566,758
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	574,406
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	585,724
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,097,647
Walgreen Co.
3.100%, 09/15/2022	500,000	473,835
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	948,057

		9,815,705

Telecom & Telecom Equipment (2.49%)
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,050,056
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,125,913
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,077,044
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	924,459

		4,177,472

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (0.85%)
Burlington North Santa Fe
3.000%, 03/15/2023	$1,500,000	$1,429,392

Utilities & Energy (13.04%)
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	501,684
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,036,275
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,109,239
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,126,345
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	569,228
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	569,840
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,129,655
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,146,117
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,118,129
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	582,564
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,116,751
Union Electric Co.
6.400%, 06/15/2017	500,000	586,212
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	579,050
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	582,896
Florida Power Corp.
5.800%, 09/15/2017	500,000	577,192
Virginia Electric & Power
5.950%, 09/15/2017	500,000	581,080
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	577,737
Florida Power Corp.
5.650%, 06/15/2018	500,000	580,664
Pacificorp
5.650%, 07/15/2018	500,000	583,509
Appalachian Power Co.
4.600%, 03/30/2021	500,000	538,460
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,062,772
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	473,689
Northern States Power Co.
2.150%, 08/15/2022	500,000	458,829
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	923,944
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	946,474

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Indiana Michigan Power Co.
3.200%, 03/15/2023	$1,000,000	$947,901
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	949,339
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	935,763

		21,891,338

Total Corporate Bonds
(cost $111,040,389)		117,283,656

Government Agency Securities (a) (0.90%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,502,565

Total Government Agency Securities
(cost $1,499,566)		1,502,565

U.S. Treasury Obligations (28.23%)
U.S. Treasury Notes
4.250%, 08/15/2015	10,000,000	10,814,060
3.250%, 03/31/2017	8,000,000	8,672,496
3.500%, 02/15/2018	10,000,000	11,003,910
2.750%, 02/15/2019	7,500,000	7,982,812
3.625%, 02/15/2020	8,000,000	8,924,376

Total U.S. Treasury Obligations
(cost $44,929,302)		47,397,654

	Shares	Value
Short-term Investments (0.03%)
JPMorgan U.S. Government Money Market Fund	53,786	$53,786

Total Short-term Investments
(cost $53,786)		53,786

TOTAL INVESTMENTS (99.01%)
(cost $157,523,043)		166,237,661
OTHER ASSETS, NET OF LIABILITIES (0.99%)		1,668,880

NET ASSETS (100.00%)		$167,906,541

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Principal amount	Value
Short-term Investments (100.12%)
Agriculture, Foods, & Beverage (10.43%)
Coca-Cola Co. (a)
0.100%, 08/22/2013	$1,845,000	$1,844,723
Nestle Finance International Ltd.
0.110%, 08/07/2013	1,915,000	1,914,772

		3,759,495

Automotive (10.22%)
American Honda Finance Corp.
0.100%, 07/23/2013	1,800,000	1,799,880
Toyota Motor Credit Corp.
0.130%, 08/26/2013	1,884,000	1,883,605

		3,683,485

Chemicals (5.08%)
EI du Pont de Nemours and Co. (a)
0.060%, 07/09/2013	1,830,000	1,829,970

Financial Services (5.02%)
General Electric Capital Corp.
0.100%, 09/18/2013	1,810,000	1,809,593

Government Agency Securities (b) (37.70%)
Federal Home Loan Bank
0.050%, 07/19/2013	4,000,000	3,999,889
0.045%, 08/02/2013	1,500,000	1,499,936
0.070%, 08/14/2013	3,000,000	2,999,732
0.040%, 08/19/2013	1,000,000	999,943
0.070%, 09/06/2013	1,600,000	1,599,785
Federal Home Loan Mortgage Corp.
0.075%, 08/26/2013	1,000,000	999,879
Federal National Mortgage Association
0.090%, 09/03/2013	1,489,000	1,488,754

		13,587,918

Health Care (2.78%)
Roche Holdings (a)
0.070%, 07/29/2013	1,000,000	999,942

Machinery & Manufacturing (4.98%)
Caterpillar Finance Service Corp.
0.090%, 08/02/2013	1,795,000	1,794,847

Oil & Gas (5.05%)
Chevron Corp. (a)
0.080%, 07/01/2013	1,819,000	1,818,992

	Shares	Value
Short-term Investments (Cont.)
Registered Investment Companies (0.00%)
JPMorgan U.S. Government Money Market Fund	449	$449

	Principal amount	Value
Retailers (4.99%)
Wal-Mart Stores Inc. (a)
0.080%, 08/12/2013	$1,800,000	$1,799,824

U.S. Government Obligations (13.87%)
U.S. Treasury Bill
0.053%, 07/25/2013	2,000,000	1,999,924
0.030%, 08/29/2013	3,000,000	2,999,848

		4,999,772

Total Short-term Investments
(cost $ 36,084,287)		36,084,287

TOTAL INVESTMENTS (100.12%)
(cost $ 36,084,287)		36,084,287
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(41,963)

NET ASSETS (100.00%)		$36,042,324

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

60	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$38,252,497	43,863,924	36,737,105

Investments in securities at market value	$47,100,234	51,997,457	40,958,023
Cash	—	—	—
Foreign currencies at value (cost $5,558 and $2,067,584, respectively)	—	—	5,515
Receivable for:
Dividends and interest	31,362	23,603	87,179
Shares of the Fund sold	9,167	5,836	6,380
Securities sold	487,912	1,085,827	204,085
SFIMC	904	1,604	7,026
Unrealized gain on forward foreign currency contracts	—	—	88
Prepaid expenses	3,378	3,621	3,020

Total assets	47,632,957	53,117,948	41,271,316

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	2,339	2,431	—
Securities purchased	186,374	845,720	134,055
Variation margin on futures contracts	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	299
Due to affiliates	24,546	34,896	51,030
Accrued liabilities	26,724	27,370	47,085

Total liabilities	239,983	910,417	232,469

Net assets applicable to shares outstanding of common stock	$47,392,974	52,207,531	41,038,847

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,799,490	4,101,012	4,131,328
Net asset value, offering price and redemption price per share	$9.87	12.73	9.93

Analysis of Net Assets
Paid-in-capital	$47,382,896	41,167,724	44,044,778
Accumulated net realized gain (loss)	(9,295,206)	2,472,596	(8,002,788)
Net unrealized appreciation (depreciation)	8,847,737	8,133,533	4,219,548
Accumulated undistributed net investment income (loss)	457,547	433,678	777,309

Net assets applicable to shares outstanding	$47,392,974	52,207,531	41,038,847

(a)	Relates to investments in affiliated investment companies.

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

454,602,237	225,603,607	254,500,613	70,666,592	(a)	157,523,043	36,084,287

535,681,887	266,533,001	271,191,688	84,567,876	(a)	166,237,661	36,084,287
328,000	613	—	567,730		—	—
—	—	2,041,933	—		—	—

657,001	346,348	1,103,599	—		1,762,744	8
55,361	19,412	43,822	20,909		31,170	2,097
67,622	23,851,313	12,989	—		—	—
3,183	1,879	—	34,096		—	14,481
—	—	53	—		—	—
24,824	14,465	20,482	5,178		8,190	2,988

536,817,878	290,767,031	274,414,566	85,195,789		168,039,765	36,103,861

36,048	17,184	—	289		—	9,484
29,661	23,728,822	—	—		—	—
23,725	9,011	44,947	—		—	—
—	—	—	—		—	—
108,924	90,090	149,224	2,518		69,586	13,522
101,252	98,626	166,169	36,756		63,638	38,531

299,610	23,943,733	360,340	39,563		133,224	61,537

536,518,268	266,823,298	274,054,226	85,156,226		167,906,541	36,042,324

33,475,605	21,275,347	22,404,035	5,865,197		15,924,175	36,043,427
16.03	12.54	12.23	14.52		10.54	1.00

419,510,604	209,912,229	256,661,771	67,702,249		159,719,523	36,043,426
21,457,511	14,655,589	(2,599,429)	1,235,600		(527,600)	(1,102)
81,007,332	40,947,067	16,588,539	13,901,284		8,714,618	—
14,542,821	1,308,413	3,403,345	2,317,093		—	—

536,518,268	266,823,298	274,054,226	85,156,226		167,906,541	36,042,324

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2013

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$371,632	217,083	686,129
Interest	26	17	65

	371,658	217,100	686,194
Less: foreign withholding taxes	(3,449)	(56)	(68,888)

Total investment income	368,209	217,044	617,306
Expenses:
Investment advisory and management fees	135,306	198,130	166,367
Professional fees	16,918	17,169	28,601
Reports to shareholders	5,120	5,800	6,256
Custodian fees	3,511	7,615	37,620
Errors and omissions insurance	1,286	1,418	1,212
Securities valuation fees	1,593	2,228	7,150
Trustees’ fees and expenses	996	1,080	905
Regulatory fees	380	380	380
ICI dues	220	239	221
Fidelity bond expense	36	39	58
License index fees	—	—	—

Total expenses	165,366	234,098	248,770
Less: expense reimbursement from SFIMC (b)	(7,508)	(11,201)	(40,811)

Net expenses	157,858	222,897	207,959

Net investment income	210,351	(5,853)	409,347
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	2,414,510	3,634,581	1,320,742
Net realized gain (loss) on forward foreign currency contracts	—	—	(56)
Net realized gain (loss) on foreign currency transactions	—	—	(18,612)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	3,549,810	3,265,631	(997,252)

Net realized and unrealized gain (loss) on investments	5,964,320	6,900,212	304,822

Net change in net assets resulting from operations	$6,174,671	6,894,359	714,169

(a)	Relates to investments in affiliated investment companies.

(b)	For the Money Market Fund, this amount includes $71,337 of additional voluntary fee waivers by SFIMC. See Note 6 under Fees and Other Transactions with Affiliates.

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

5,526,752	1,451,970	6,464,013	485,535	(a)	—	—
220	231	393	—		3,130,844	17,645

5,526,972	1,452,201	6,464,406	485,535		3,130,844	17,645
(1,912)	(1,535)	(534,724)	—		—	—

5,525,060	1,450,666	5,929,682	485,535		3,130,844	17,645

621,163	507,716	767,347	—		423,647	71,186
24,307	20,598	42,652	17,395		24,612	17,783
41,345	38,472	35,822	12,499		22,717	14,488
10,772	12,334	59,325	19		1,072	763
12,985	7,018	8,473	2,335		4,084	1,089
4,365	15,540	13,175	—		9,511	—
11,041	5,620	6,285	1,919		4,110	843
380	380	380	380		380	186
3,172	1,283	1,376	—		848	247
279	197	494	—		120	3
23,236	26,892	4,974	—		—	—

753,045	636,050	940,303	34,547		491,101	106,588
(10,772)	(12,334)	—	(34,547)		—	(88,943)

742,273	623,716	940,303	—		491,101	17,645

4,782,787	826,950	4,989,379	485,535		2,639,743	—

7,925,888	12,497,320	1,295,527	129,484	(a)	307,043	—
—	—	(30,130)	—		—	—
—	(61)	(28,256)	—		—	—
911,127	800,444	98,637	—		—	—
(70,474)	(105,561)	(60,057)	—		—	—
52,552,927	22,805,428	2,189,899	5,234,119	(a)	(7,041,926)	—

61,319,468	35,997,570	3,465,620	5,363,603		(6,734,883)	—

66,102,255	36,824,520	8,454,999	5,849,138		(4,095,140)	—

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2013 (Unaudited) and the Year ended December 31, 2012	2013	2012
From operations:
Net investment income	$210,351	616,093
Net realized gain (loss)	2,414,510	2,577,458
Change in net unrealized appreciation or depreciation	3,549,810	2,848,618

Net change in net assets resulting from operations	6,174,671	6,042,169
Distributions to shareholders from and in excess of:
Net investment income	—	(613,447)
Net realized gain	—	—

Total distributions to shareholders	—	(613,447)
From Fund share transactions:
Proceeds from shares sold	677,751	1,208,124
Reinvestment of distributions	—	613,447

	677,751	1,821,571
Less payments for shares redeemed	(1,653,569)	(1,631,299)

Net increase (decrease) in net assets from Fund share transactions	(975,818)	190,272

Total increase (decrease) in net assets	5,198,853	5,618,994

Net assets:
Beginning of period	42,194,121	36,575,127

End of period*	$47,392,974	42,194,121

* Including accumulated undistributed net investment income (loss)	$457,547	247,196

Share Information
Sold	72,500	145,643
Issued in reinvestment of distributions	—	70,592
Redeemed	(176,355)	(197,034)

Net increase (decrease)	(103,855)	19,201

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2013	2012	2013	2012	2013	2012	2013	2012

(5,853)	447,353	409,347	553,089	4,782,787	9,784,496	826,950	3,379,860
3,634,581	4,542,096	1,302,074	186,194	8,837,015	14,077,368	13,297,703	9,181,465
3,265,631	1,984,614	(997,252)	5,803,968	52,482,453	45,804,974	22,699,867	21,286,413

6,894,359	6,974,063	714,169	6,543,251	66,102,255	69,666,838	36,824,520	33,847,738

—	(91,918)	—	(202,352)	—	(8,311,287)	—	(2,964,020)
—	—	—	—	—	(11,052,261)	—	(7,245,474)

—	(91,918)	—	(202,352)	—	(19,363,548)	—	(10,209,494)

616,902	1,165,333	326,057	749,371	1,951,416	4,019,518	921,832	2,336,030
—	91,918	—	202,352	—	19,363,548	—	10,209,494

616,902	1,257,251	326,057	951,723	1,951,416	23,383,066	921,832	12,545,524
(1,176,512)	(1,768,749)	(623,019)	(860,746)	(19,441,452)	(40,159,572)	(8,989,753)	(16,818,172)

(559,610)	(511,498)	(296,962)	90,977	(17,490,036)	(16,776,506)	(8,067,921)	(4,272,648)

6,334,749	6,370,647	417,207	6,431,876	48,612,219	33,526,784	28,756,599	19,365,596

45,872,782	39,502,135	40,621,640	34,189,764	487,906,049	454,379,265	238,066,699	218,701,103

52,207,531	45,872,782	41,038,847	40,621,640	536,518,268	487,906,049	266,823,298	238,066,699

433,678	439,531	777,309	367,962	14,542,821	9,760,034	1,308,413	481,463

50,439	112,591	32,075	83,087	126,100	288,476	76,764	218,835
—	8,259	—	20,796	—	1,346,561	—	961,346
(97,495)	(169,479)	(61,774)	(96,264)	(1,253,417)	(2,880,950)	(750,682)	(1,565,625)

(47,056)	(48,629)	(29,699)	7,619	(1,127,317)	(1,245,913)	(673,918)	(385,444)

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2013 (Unaudited) and the Year ended December 31, 2012	2013	2012
From operations:
Net investment income	$4,989,379	7,108,823
Net realized gain (loss)	1,335,778	(2,352,920)
Change in net unrealized appreciation or depreciation	2,129,842	37,310,058

Net change in net assets resulting from operations	8,454,999	42,065,961
Distributions to shareholders from and in excess of:
Net investment income	—	(7,548,859)
Net realized gain	—	(2,136)

Total distributions to shareholders	—	(7,550,995)
From Fund share transactions:
Proceeds from shares sold	1,121,193	3,417,658
Reinvestment of distributions	—	7,550,995

	1,121,193	10,968,653
Less payments for shares redeemed	(5,901,540)	(12,038,453)

Net increase (decrease) in net assets from Fund share transactions	(4,780,347)	(1,069,800)

Total increase (decrease) in net assets	3,674,652	33,445,166

Net assets:
Beginning of period	270,379,574	236,934,408

End of period*	$274,054,226	270,379,574

* Including accumulated undistributed net investment income (loss)	$3,403,345	(1,586,034)

Share Information
Sold	89,853	312,703
Issued in reinvestment of distributions	—	637,215
Redeemed	(473,962)	(1,075,936)

Net increase (decrease)	(384,109)	(126,018)

(a)	Relates to investments in affiliated investment companies.

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2013	2012	2013	2012	2013	2012

485,535 (a)	1,823,215 (a)	2,639,743	5,466,213	—	—
129,484 (a)	1,115,400 (a)	307,043	210,636	—	—
5,234,119 (a)	5,274,118 (a)	(7,041,926)	249,859	—	—

5,849,138	8,212,733	(4,095,140)	5,926,708	—	—

—	(1,041,832)	(2,639,743)	(5,466,213)	—	—
—	(194,070)	—	—	—	—

—	(1,235,902)	(2,639,743)	(5,466,213)	—	—

937,161	1,523,607	2,262,172	3,877,918	1,932,657	1,702,512
—	1,235,902	2,639,743	5,466,213	—	—

937,161	2,759,509	4,901,915	9,344,131	1,932,657	1,702,512
(2,830,060)	(6,805,369)	(4,705,957)	(10,782,386)	(2,379,851)	(5,238,637)

(1,892,899)	(4,045,860)	195,958	(1,438,255)	(447,194)	(3,536,125)

3,956,239	2,930,971	(6,538,925)	(977,760)	(447,194)	(3,536,125)

81,199,987	78,269,016	174,445,466	175,423,226	36,489,518	40,025,643

85,156,226	81,199,987	167,906,541	174,445,466	36,042,324	36,489,518

2,317,093	1,831,558	—	—	—	—

65,797	115,009	208,470	353,028	1,932,657	1,702,512
—	91,345	243,875	496,846	—	—
(198,176)	(513,352)	(433,430)	(981,689)	(2,379,851)	(5,238,637)

(132,379)	(306,998)	18,915	(131,815)	(447,194)	(3,536,125)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2013. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis, and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes and Distributions to Shareholders.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards update No. 2013-08, “Financial Services-Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements”, which is effective for reporting periods beginning after December 15, 2013. This update modifies the criteria used in defining an investment company under U.S. GAAP. It also sets forth certain measurement and disclosure requirements. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent events”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2013:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$46,631,076	$—	$—	$46,631,076
Short-term Investments	469,158	—	—	469,158
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	51,480,109	—	—	51,480,109
Registered Investment Companies	344,081	—	—	344,081
Short-term Investments	173,267	—	—	173,267
International Equity Fund					—	(211)	—	(211)
Common Stocks (a)	—	39,497,544	—	39,497,544
Preferred Stocks (a)	—	334,797	—	334,797
Short-term Investments	1,125,682	—	—	1,125,682
Large Cap Index Fund					(72,318)	—	—	(72,318)
Common Stocks (a)	531,294,341	—	—	531,294,341
Short-term Investments	4,387,546	—	—	4,387,546
Small Cap Index Fund					17,673	—	—	17,673
Common Stocks (a)	259,704,109	784	0	259,704,893
Registered Investment Companies	3,135,078	—	—	3,135,078
Short-term Investments	3,693,030	—	—	3,693,030
International Index Fund					(44,950)	53	—	(44,897)
Common Stocks (a)	—	269,513,844	0	269,513,844
Preferred Stocks (a)	—	1,677,844	—	1,677,844
Short-term Investments	—	—	—	—
Balanced Fund					—	—	—	—
Registered Investment Companies	84,567,876	—	—	84,567,876
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	117,283,656	—	117,283,656
Government Agency Securities	—	1,502,565	—	1,502,565
U.S. Treasury Obligations	—	47,397,654	—	47,397,654
Short-term Investments	53,786	—	—	53,786
Money Market Fund					—	—	—	—
Short-term Investments	449	36,083,838	—	36,084,287

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

For each Fund, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2013 as compared to December 31, 2012.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) on the instrument. For more information, see Note 4 Derivative Instruments.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2012 or for the period ended June 30, 2013. The remaining Funds did not hold any Level 3 securities as of December 31, 2012, or for the period ended June 30, 2013.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

As of June 30, 2013, the fair value of derivative instruments, which are also disclosed in the Schedules of Investments, was as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$88		Unrealized loss on forward foreign currency contracts	$299

Total			$88			$299

		Variation Margin;			Variation Margin;
Large Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$72,318	(a)

Total			$—			$72,318

		Variation Margin;			Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$17,673	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$17,673			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$53		Unrealized loss on forward foreign currency contracts	$—

		Variation Margin;			Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$44,950	(a)

Total			$53			$44,950

(a) Represents cumulative unrealized gain (loss) on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2013, the effect of derivative instruments on the Statement of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
		Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(56)	$—	$28
Large Cap Index Fund	Stock Index Futures Contracts	911,127	—	(70,474)	—
Small Cap Index Fund	Stock Index Futures Contracts	800,444	—	(105,561)	—
International Index Fund	Forward Foreign Currency Contracts	—	(30,130)	—	53
International Index Fund	Stock Index Futures Contracts	98,637	—	(60,057)	—

As of June 30, 2013, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar of Contracts Sold
International Equity Fund	—	$—	3	$85,276	6	$166,293
Large Cap Index Fund	52	3,986,148	—	—	—	—
Small Cap Index Fund	50	4,457,814	—	—	—	—
International Index Fund	31	1,797,031	1	66,888	—	—

5.	Income Taxes and Distributions to Shareholders

As of December 31, 2012, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2012, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2013.

As of June 30, 2013, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$38,308,640	$9,371,536	$(579,942)	$8,791,594
Small/Mid Cap Equity Fund	43,873,482	9,258,828	(1,134,853)	8,123,975
International Equity Fund	37,139,850	5,591,908	(1,773,735)	3,818,173
Large Cap Index Fund	455,103,633	171,030,043	(90,451,789)	80,578,254
Small Cap Index Fund	225,775,989	73,906,576	(33,149,564)	40,757,012
International Index Fund	256,643,481	78,742,455	(64,194,248)	14,548,207
Balanced Fund	70,666,703	13,901,173	—	13,901,173
Bond Fund	157,523,043	10,483,803	(1,769,185)	8,714,618
Money Market Fund	36,084,287	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

After utilizing capital loss carryforwards to offset realized capital gains in 2012, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after December 31, 2012. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

	Utilized	Non Expiring		Year of Expiration				Total
		Short-term	Long-term	2013	2016	2017	2018
Large Cap Equity Fund	$2,586,783	$—	$—	$—	$4,857,693	$6,789,243	$—	$11,646,936
Small/Mid Cap Equity Fund	4,359,929	—	—	—	—	1,034,507	—	1,034,507
International Equity Fund	—	—	216,953	—	4,312,104	3,776,139	924,320	9,229,516
International Index Fund	—	—	1,810,655	—	—	—	—	1,810,655
Bond Fund	210,636	—	—	—	—	834,643	—	834,643
Money Market Fund	—	—	—	1,102	—	—	—	1,102

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2012, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$247,196	$—	$5,235,147	$(11,646,936)	$(6,164,593)
Small/Mid Cap Equity Fund	376,657	—	4,919,993	(1,151,738)	4,144,912
International Equity Fund	715,443	—	4,793,973	(9,229,516)	(3,720,100)
Large Cap Index Fund	10,003,169	12,964,200	27,938,040	—	50,905,409
Small Cap Index Fund	287,609	1,473,964	18,324,976	—	20,086,549
International Index Fund	407,233	—	12,328,124	(3,797,932)	8,937,425
Balanced Fund	1,834,132	1,103,733	8,666,974	—	11,604,839
Bond Fund	—	—	15,756,544	(834,643)	14,921,901
Money Market Fund	—	—	—	(1,102)	(1,102)

The differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2012 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals and return of capital transactions.

From November 1, 2012 through December 31, 2012, the Small/Mid Cap Equity Fund incurred $117,231 in realized losses and the International Index Fund incurred $1,987,277 in realized losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2013.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2012, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$—	$20,162	$—	$(20,162)
International Equity Fund	—	132,054	—	(132,054)
Large Cap Index Fund	—	95,020	—	(95,020)
Small Cap Index Fund	(12,602)	142,378	—	(129,776)
International Index Fund	—	868,718	—	(868,718)
Balanced Fund	—	(8,397)	—	8,397

The tax character of distributions was designated as follows for the year ended December 31, 2012.

2012	Ordinary Income	Long - term Capital Gain	Total
Large Cap Index Fund	$8,394,353	$10,969,195	$19,363,548
Balanced Fund	1,050,029	185,873	1,235,902

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2012.

6.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.24% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2013, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marsico, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	BlackRock	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$50,578	$—	$39,496	$—	$—
Small/Mid Cap Equity Fund	—	76,057	71,133	—	—	—
International Equity Fund	—	—	—	—	53,107	60,859
Large Cap Index Fund	52,796	—	—	—	—	—
Small Cap Index Fund	128,496	—	—	—	—	—
International Index Fund	139,528	—	—	—	—	—

Total Sub-Advisory Fees	$320,820	$126,635	$71,133	$39,496	$53,107	$60,859

Expense Reduction Agreements

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended June 30, 2013.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Investment transactions

For the period ended June 30, 2013, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Large Cap Equity Fund	$14,400,021	$15,333,055	$—	$—
Small/Mid Cap Equity Fund	27,403,118	27,874,392	—	—
International Equity Fund	17,797,818	18,007,611	—	—
Large Cap Index Fund	7,461,851	20,572,402	—	—
Small Cap Index Fund	29,002,870	33,691,743	—	—
International Index Fund	5,259,052	6,992,705	—	—
Balanced Fund	485,535	2,000,000	—	—
Bond Fund	20,454,620	9,500,000	—	8,532,578

(1)

“Standard & Poor’s ®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.61		$7.49	$7.59	$6.74	$5.59	$9.82
Income from Investment Operations
Net investment income (a)	0.04		0.13	0.09	0.06	0.07	0.18
Net gain (loss) on investments (both realized and unrealized)	1.22		1.12	(0.10)	0.85	1.15	(4.22)

Total from investment operations	1.26		1.25	(0.01)	0.91	1.22	(4.04)

Less Distributions
Net investment income	—		(0.13)	(0.09)	(0.06)	(0.07)	(0.13)
Net realized gain	—		—	—	—	—	(0.06)

Total distributions	—		(0.13)	(0.09)	(0.06)	(0.07)	(0.19)

Net asset value, end of period	$9.87		$8.61	$7.49	$7.59	$6.74	$5.59

Total Return (b)	14.63%		16.63%	(0.12)%	13.55%	21.84%	(41.12)%
Net assets, end of period (millions)	$47.4		$42.2	$36.6	$36.5	$31.5	$25.1
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.93	%(c)	1.52%	1.19%	0.89%	1.24%	2.30%
Ratios to average net assets absent expense reductions
Expenses	0.73	%(c)	0.75%	0.75%	0.75%	0.78%	0.74%
Net investment income	0.90	%(c)	1.47%	1.14%	0.84%	1.16%	2.26%
Portfolio turnover rate	65	%(c)	58%	42%	57%	70%	144%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

80	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.06		$9.41	$9.64	$7.80	$6.00	$11.28
Income from Investment Operations
Net investment income (a)(b)	—		0.11	0.02	0.03	0.03	0.01
Net gain (loss) on investments (both realized and unrealized)	1.67		1.56	(0.22)	1.83	1.78	(5.14)

Total from investment operations	1.67		1.67	(0.20)	1.86	1.81	(5.13)

Less Distributions
Net investment income (c)	—		(0.02)	(0.03)	(0.02)	(0.01)	—
Net realized gain	—		—	—	—	—	(0.15)

Total distributions	—		(0.02)	(0.03)	(0.02)	(0.01)	(0.15)

Net asset value, end of period	$12.73		$11.06	$9.41	$9.64	$7.80	$6.00

Total Return (d)	15.10%		17.77%	(2.08)%	23.89%	30.12%	(45.36)%
Net assets, end of period (millions)	$52.2		$45.9	$39.5	$40.6	$32.4	$24.0
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	(0.02	)%(e)	1.03%	0.25%	0.36%	0.42%	0.10%
Ratios to average net assets absent expense reductions
Expenses	0.95	%(e)	0.96%	0.97%	0.99%	1.02%	0.97%
Net investment income	(0.07	)%(e)	0.97%	0.18%	0.27%	0.30%	0.03%
Portfolio turnover rate	112	%(e)	92%	87%	108%	131%	101%

(a)	Net investment income represents less than $0.01 per share in 2013.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions from net investment income represent less than $0.01 per share in 2008.

(d)	Total return is not annualized for periods that are less than a full year.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	81

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.76		$8.23	$9.75	$8.82	$6.55	$12.84
Income from Investment Operations
Net investment income (a)	0.10		0.13	0.12	0.09	0.09	0.21
Net gain (loss) on investments (both realized and unrealized)	0.07		1.45	(1.47)	1.01	2.36	(6.26)

Total from investment operations	0.17		1.58	(1.35)	1.10	2.45	(6.05)

Less Distributions
Net investment income (b)	—		(0.05)	(0.17)	(0.17)	(0.18)	—
Net realized gain	—		—	—	—	—	(0.24)

Total distributions	—		(0.05)	(0.17)	(0.17)	(0.18)	(0.24)

Net asset value, end of period	$9.93		$9.76	$8.23	$9.75	$8.82	$6.55

Total Return (c)	1.74%		19.19%	(13.79)%	12.52%	37.35%	(47.03)%
Net assets, end of period (millions)	$41.0		$40.6	$34.2	$40.0	$35.2	$25.1
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.97	%(d)	1.47%	1.28%	1.05%	1.19%	2.08%
Ratios to average net assets absent expense reductions
Expenses	1.20	%(d)	1.21%	1.29%	1.36%	1.53%	1.38%
Net investment income	1.77	%(d)	1.26%	0.99%	0.69%	0.66%	1.70%
Portfolio turnover rate	89	%(d)	47%	57%	66%	65%	157%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2008.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.10		$12.67	$12.50	$11.20	$9.04	$14.83
Income from Investment Operations
Net investment income (a)	0.14		0.28	0.23	0.20	0.19	0.25
Net gain (loss) on investments (both realized and unrealized)	1.79		1.73	(0.01)	1.45	2.16	(5.76)

Total from investment operations	1.93		2.01	0.22	1.65	2.35	(5.51)

Less Distributions
Net investment income (b)	—		(0.25)	—	(0.21)	(0.19)	(0.25)
Net realized gain	—		(0.33)	(0.05)	(0.14)	—	(0.03)

Total distributions	—		(0.58)	(0.05)	(0.35)	(0.19)	(0.28)

Net asset value, end of period	$16.03		$14.10	$12.67	$12.50	$11.20	$9.04

Total Return (c)	13.69%		15.72%	1.83%	14.73%	26.07%	(37.14)%
Net assets, end of period (millions)	$536.5		$487.9	$454.4	$478.6	$445.4	$368.2
Ratios to average net assets
Expenses (d)	0.29	%(e)	0.29%	0.31%	0.32%	0.32%	0.32%
Net investment income	1.85	%(e)	2.02%	1.79%	1.75%	2.02%	2.00%
Portfolio turnover rate	3	%(e)	4%	4%	5%	5%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2011.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The effect of expense reimbursements is less than 0.005%.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.85		$9.79	$10.82	$8.64	$6.89	$11.57
Income from Investment Operations
Net investment income (a)	0.04		0.16	0.08	0.08	0.07	0.10
Net gain (loss) on investments (both realized and unrealized)	1.65		1.39	(0.56)	2.18	1.75	(4.09)

Total from investment operations	1.69		1.55	(0.48)	2.26	1.82	(3.99)

Less Distributions
Net investment income	—		(0.14)	(0.08)	(0.08)	(0.06)	(0.09)
Net realized gain	—		(0.35)	(0.47)	—	(0.01)	(0.60)

Total distributions	—		(0.49)	(0.55)	(0.08)	(0.07)	(0.69)

Net asset value, end of period	$12.54		$10.85	$9.79	$10.82	$8.64	$6.89

Total Return (b)	15.58%		15.90%	(4.53)%	26.12%	26.39%	(34.05)%
Net assets, end of period (millions)	$266.8		$238.1	$218.7	$244.2	$208.0	$172.1
Ratios to average net assets assuming expense reductions
Expenses	0.49	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.65	%(c)	1.46%	0.72%	0.83%	0.94%	1.00%
Ratios to average net assets absent expense reductions
Expenses	0.50	%(c)	0.51%	0.51%	0.52%	0.53%	0.51%
Net investment income	0.64	%(c)	1.45%	0.71%	0.81%	0.91%	0.99%
Portfolio turnover rate	23	%(c)	14%	14%	13%	22%	20%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.86		$10.34	$12.24	$11.67	$9.35	$17.11
Income from Investment Operations
Net investment income (a)	0.22		0.31	0.32	0.25	0.24	0.41
Net gain (loss) on investments (both realized and unrealized)	0.15		1.55	(1.85)	0.59	2.37	(7.63)

Total from investment operations	0.37		1.86	(1.53)	0.84	2.61	(7.22)

Less Distributions
Net investment income	—		(0.34)	(0.33)	(0.27)	(0.29)	(0.25)
Net realized gain (b)	—		—	(0.04)	—	—	(0.29)

Total distributions	—		(0.34)	(0.37)	(0.27)	(0.29)	(0.54)

Net asset value, end of period	$12.23		$11.86	$10.34	$12.24	$11.67	$9.35

Total Return (c)	3.12%		18.00%	(12.50)%	7.18%	28.01%	(42.13)%
Net assets, end of period (millions)	$274.1		$270.4	$236.9	$280.1	$272.9	$220.1
Ratios to average net assets
Expenses	0.67	%(d)	0.68%	0.69%	0.67%	0.71%	0.75%
Net investment income	3.58	%(d)	2.84%	2.73%	2.19%	2.42%	2.95%
Portfolio turnover rate	4	%(d)	3%	2%	4%	4%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2012 and 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.54		$12.41	$12.36	$11.39	$9.76	$13.33
Income from Investment Operations
Net investment income (a)	0.08		0.30	0.16	0.30	0.30	0.38
Net gain (loss) on investments (both realized and unrealized)	0.90		1.03	0.28	1.00	1.74	(3.48)

Total from investment operations	0.98		1.33	0.44	1.30	2.04	(3.10)

Less Distributions
Net investment income	—		(0.17)	(0.31)	(0.32)	(0.41)	(0.39)
Net realized gain (b)	—		(0.03)	(0.08)	(0.01)	—	(0.08)

Total distributions	—		(0.20)	(0.39)	(0.33)	(0.41)	(0.47)

Net asset value, end of period	$14.52		$13.54	$12.41	$12.36	$11.39	$9.76

Total Return (c)	7.24%		10.77%	3.72%	11.46%	21.06%	(23.14)%
Net assets, end of period (millions)	$85.2		$81.2	$78.3	$81.0	$76.7	$68.3
Ratios to average net assets assuming expense reductions
Expenses (d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.16	%(e)	2.24%	1.30%	2.51%	2.92%	3.15%
Ratios to average net assets absent expense reductions
Expenses (d)	0.08	%(e)	0.09%	0.09%	0.07%	0.07%	0.07%
Net investment income	1.08	%(e)	2.15%	1.21%	2.44%	2.85%	3.08%
Portfolio turnover rate	1	%(e)	4%	2%	8%	3%	7%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.97		$10.94	$10.61	$10.43	$9.71	$10.08
Income from Investment Operations
Net investment income	0.17		0.34	0.36	0.39	0.45	0.46
Net gain (loss) on investments (both realized and unrealized)	(0.43)		0.03	0.33	0.18	0.72	(0.37)

Total from investment operations	(0.26)		0.37	0.69	0.57	1.17	0.09

Less Distributions
Net investment income	(0.17)		(0.34)	(0.36)	(0.39)	(0.45)	(0.46)

Total distributions	(0.17)		(0.34)	(0.36)	(0.39)	(0.45)	(0.46)

Net asset value, end of period	$10.54		$10.97	$10.94	$10.61	$10.43	$9.71

Total Return (a)	(2.44)%		3.45%	6.58%	5.54%	12.25%	0.95%
Net assets, end of period (millions)	$167.9		$174.4	$175.4	$173.7	$170.4	$166.7
Ratios to average net assets
Expenses	0.58	%(b)	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.12	%(b)	3.13%	3.31%	3.70%	4.42%	4.67%
Portfolio turnover rate	22	%(b)	8%	15%	18%	7%	6%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2013		Year ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (a)	—		—	—	—	—	0.02

Total from investment operations	—		—	—	—	—	0.02

Less Distributions
Net investment income (b)	—		—	—	—	—	(0.02)

Total distributions	—		—	—	—	—	(0.02)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (c)	0.00%		0.00%	0.00%	0.00%	0.03%	2.08%
Net assets, end of period (millions)	$36.0		$36.5	$40.0	$42.8	$46.4	$50.9
Ratios to average net assets assuming expense reductions
Expenses (d)	0.10	%(e)	0.10%	0.11%	0.16%	0.28%	0.50%
Net investment income	0.00	%(e)	0.00%	0.00%	0.00%	0.03%	2.06%
Ratios to average net assets absent expense reductions
Expenses	0.60	%(e)	0.59%	0.58%	0.53%	0.55%	0.53%
Net investment income	(0.50	)%(e)	(0.49)%	(0.47)%	(0.37)%	(0.24)%	2.03%

(a)	Net investment income represents less than $0.01 per share in 2009.

(b)	Distributions from net investment income represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio for 2013, 2012, 2011, 2010 and 2009 includes the effect of the voluntary fee waiver from SFIMC described in Note 6 under Fees and Other Transactions with Affiliates.

(e)	Determined on an annualized basis.

88	See accompanying notes to financial statements.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this

Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date August 27, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date August 27, 2013